Filed with the Securities and Exchange Commission on March 27, 2026

Securities Act Registration No. 333-169806

Investment Company Act Registration No. 811-22483

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 53	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐

Amendment No. 54	☒

(Check appropriate box or boxes.)

Copeland Trust

(Exact Name of Registrant as Specified in Charter)

161 Washington Street, Suite 1325

Conshohocken, PA 19428

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (484) 530-4300

Corporate Filing Solutions LLC

1400 Peoples Plaza STE 104

Newark, Delaware 19702

(Name and Address of Agent for Service)

With copy to:

Vedder Price P.C.

1401 New York Avenue NW, Suite 500

Washington, District of Columbia 20002

Approximate date of proposed public offering:  It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☒	On March 30, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copeland
SMID Cap Dividend Growth Fund
Class A Shares: CSDGX
Class I Shares: CSMDX

Copeland
Dividend Growth Fund
Class A Shares: CDGRX
Class C Shares: CDCRX
Class I Shares: CDIVX

Copeland
International Small Cap Fund
Class A Shares: CISAX
Class I Shares: CSIIX

PROSPECTUS

March 30, 2026

This Prospectus provides important information about the Copeland SMID Cap Dividend Growth Fund (“SMID Cap”), the Copeland Dividend Growth Fund (“Dividend Growth”) and the Copeland International Small Cap Fund (“International Small Cap”) (each a “Fund” and collectively referred to as the “Funds”) that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

FUND SUMMARY: COPELAND SMID CAP DIVIDEND GROWTH FUND	1
Investment Objectives	1
Fees and Expenses of the Fund	1
Portfolio Turnover	1
Principal Investment Strategies	2
Principal Investment Risks	2
Performance	4
Investment Adviser	5
Portfolio Managers	5
Purchase and Sale of Fund Shares	5
Tax Information	5
Payments to Broker-Dealers and Other Financial Intermediaries	5
FUND SUMMARY: COPELAND DIVIDEND GROWTH FUND	6
Investment Objectives	6
Fees and Expenses of the Fund	6
Portfolio Turnover	6
Principal Investment Strategies	7
Principal Investment Risks	7
Performance	9
Investment Adviser	10
Portfolio Managers	10
Purchase and Sale of Fund Shares	10
Tax Information	10
Payments to Broker-Dealers and Other Financial Intermediaries	10
FUND SUMMARY: COPELAND INTERNATIONAL SMALL CAP FUND	11
Investment Objectives	11
Fees and Expenses of the Fund	11
Portfolio Turnover	11
Principal Investment Strategies	12
Principal Investment Risks	12
Performance	15
Investment Adviser	16
Portfolio Managers	16
Purchase and Sale of Fund Shares	16
Tax Information	16
Payments to Broker-Dealers and Other Financial Intermediaries	16
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	17
Investment Objectives	17
Principal Investment Strategies of Copeland SMID Cap Dividend Growth Fund	17
Principal Investment Strategies of Copeland Dividend Growth Fund	18
Principal Investment Strategies of Copeland International Small Cap Fund	18
Principal Investment Risks	19
Temporary Defensive Positions	23
Portfolio Holdings Disclosure	23
MANAGEMENT	24
Investment Adviser	24
Portfolio Managers of Copeland SMID Cap Dividend Growth Fund	24
Portfolio Managers of Copeland Dividend Growth Fund	24
Portfolio Managers of Copeland International Small Cap Fund	25
Performance of Comparable Accounts – SMID Cap Fund	26
Performance of Comparable Accounts – Copeland International Small Cap Fund	27
HOW SHARES ARE PRICED	28
HOW TO PURCHASE SHARES	29
HOW TO REDEEM SHARES	34
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES	38
TAX STATUS, DIVIDENDS AND DISTRIBUTIONS	39
DISTRIBUTION OF SHARES	41
Distributor	41
Distribution Fees	41
Shareholder Service Fees	41
Additional Compensation to Financial Intermediaries	41
Householding	41
FINANCIAL HIGHLIGHTS	42
PRIVACY NOTICE	49
Appendix A: Financial Intermediary Sales Charge Variations	A-1

FUND SUMMARY: COPELAND SMID CAP DIVIDEND GROWTH FUND

Investment Objectives:

The Fund seeks long-term capital appreciation and income generation.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below. You may also pay commissions or other fees to your broker or financial intermediary when they buy or sell Class I shares of the Fund, which are not reflected below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional or in How to Purchase Shares on page [29] of this Prospectus, in Appendix A: Financial Intermediary Sales Charge Variations on page A-1 of this Prospectus and in Purchase, Redemption and Pricing of Shares on page [67] of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%(1)	None
Redemption Fee (as a % of amount redeemed if held less than 30 days) ($15 fee for any redemption paid by wire transfer)	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.00%
Other Expenses	0.62%	0.53%
Shareholder Servicing Fee	0.00%	0.10%
Total Other Expenses	0.62%	0.63%
Total Annual Fund Operating Expenses	1.62%	1.38%
Fee Waiver and/or Expense Reimbursement(2)	(0.42)%	(0.43)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.20%	0.95%

(1)	Maximum Deferred Sales Charge (load) may be charged only on shares redeemed within the first 18 months after their purchase.

(2)	The Fund’s adviser has contractually agreed to waive its fees and/or absorb expenses of the Fund, until at least March 31, 2027, to ensure that total annual fund operating expenses after fee waiver and/or expense reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.20% of the daily average net asset value of Class A shares and 0.95% of the daily average net asset value of Class I shares, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the lesser of the expense limitation in effect at the time of the waiver/expense reimbursement and the expense limitation in effect at the time of the repayment. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same taking into account the fee waiver in the first year of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$790	$1,018	$1,368	$2,353
Class I	$97	$395	$714	$1,620

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended November 30, 2025, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

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Principal Investment Strategies:

The Fund seeks to achieve its investment objectives of producing long-term capital appreciation and income generation by purchasing small and mid-capitalization equities of companies with a proven track record of dividend growth. The Fund is primarily composed of common and preferred stocks, master limited partnership units (“MLPs”) and equity real estate investment trusts (“REITs”) of U.S. companies. The Fund will limit its investment in MLPs to no more than 25% of its net assets. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should the issuer be liquidated. An equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation, which are realized through property sales. The Fund may invest in exchange traded funds (“ETFs”), open-end funds (mutual funds) and closed-end funds (“Underlying Funds”) on a limited basis to enhance returns or hedge against market movements while liquidating certain positions and buying other securities.

Under normal market conditions, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in securities of small and mid-capitalization companies that pay a dividend and that have increased their dividend in the most recent annual period. The adviser sells securities when they fail to raise their dividend or no longer meet its fundamental stock selection criteria. The Fund’s adviser considers “small and mid-capitalization” companies to include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 2500TM Index. This capitalization range fluctuates and as of February 28, 2026, the average market cap was $11.763 billion, the median market cap was $1.614 billion, and the largest stock by market cap was $92.229 billion.

As of the date of this Prospectus, the industrials sector represented a significant portion of the investments of the Fund. The Fund’s investments in various sectors may change over time.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions and other factors.

●	Small and Medium Capitalization Stock Risk: The value of small and medium capitalization company securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general. Small cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failures, the Fund’s investment in a small cap company may lose substantial value.

●	Dividend-Paying Stock Risk: The Fund’s emphasis on dividend-paying stocks could cause the Fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends. Stocks of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. If the amount a company pays out as a dividend exceeds its earnings and profits, the excess will be first treated as a return of capital and the Fund’s tax basis in the stock will be reduced. A reduction in the Fund’s tax basis in such stock will increase the amount of capital gain (or decrease the amount of capital loss) recognized by the Fund on a subsequent sale of the stock.

●	Style Risk: If at any time the market is not favoring the Fund’s dividend growth investment style, the Fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

●	Investment Company Risk: Shares of open- and closed-end funds and ETFs have many of the same risks as direct investments in the underlying securities they invest in or are designed to track, although the lack of liquidity may make ETFs more volatile. Open-end funds, closed-end funds and ETFs have investment management fees and other expenses that will be indirectly paid by the Fund. In addition, ETFs and closed-end funds do not necessarily trade at the net asset value of their underlying securities, which means that these funds could potentially trade above or below the value of their underlying portfolios and may result in a loss and are subject to trading and commission costs.

2

●	Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

●	Large Shareholder Risk: From time to time, shareholders of the Fund (which may include institutional investors or financial intermediaries acting on behalf of their clients) may make relatively large redemptions or purchases of the Fund’s shares. These transactions may, among other things, cause the Fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. There could be adverse effects on the Fund’s performance to the extent that the Fund may be required to sell securities or invest cash at times it would not otherwise do so. Selling portfolio securities to meet a large redemption request also may increase transaction costs or have adverse tax consequences for Fund shareholders. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

●	Management Risk: The adviser’s dependence on its dividend growth and judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove incorrect and may not produce the desired results.

●	Market Risk: Overall securities market risks may affect the value of individual securities in which the Fund invests. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, trade disputes and political events affect the securities markets. Natural disasters, public health emergencies (including pandemics and epidemics such as COVID-19), domestic political divisiveness in the United States, global conflict and war, military conflict, climate change, terrorism and other unforeseeable events that adversely affect individual companies, industries, sectors, and/or segments of the market, may lead to instability in world economies and markets and may have negative long-term effects. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers. The Fund cannot predict the effects of such events on the economy, the markets or the Fund’s investments.

●	MLP Risk: Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. Additional risks include the following. The volatility in commodity prices may lead to the fluctuation in production or supply of those commodities. A decrease in the production of natural gas, natural gas liquids, crude oil, coal or other energy commodities or a decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution may adversely impact the financial performance of MLPs.

●	Preferred Stock Risk: Preferred stock generally does not exhibit as great a potential for appreciation as common stock, although it ranks above common stock in its claim on income for dividend payments and in liquidation. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of preferred and common stockholders. Preferred stock may also be subject to optional or mandatory redemption provisions.

●	REIT Risk: An equity REIT’s performance depends on the types and locations of the rental properties it owns and on how well it manages those properties. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, changes in interest rates and property taxes.

●	Sector Risk: The Fund may focus its investments on securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

○	Industrials Sector Risk: The industrials sector is subject to risks related to general economic conditions, changes in interest rates, commodity and energy prices, and the pace of infrastructure and capital spending. Companies in the industrials sector may be adversely affected by manufacturing and supply chain disruptions, fluctuations in demand for transportation and logistics services, labor shortages and rising labor costs, and changes in government regulation and spending priorities (including defense spending). Many industrial companies are also exposed to risks associated with international trade, including tariffs, sanctions, and other barriers to trade, as well as currency fluctuations and geopolitical events. In addition, industrial companies may be subject to significant competition and rapid technological change, and may be affected by product liability claims, environmental liabilities, and catastrophic events such as natural disasters.

●	Cyber Security Risk: Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and its adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders.

3

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class I shares for the last five calendar years. Returns for Class A shares, which are not presented in the bar chart, will vary from the return for the Class I shares to the extent the expenses of such classes differ. The performance table compares the performance of the Fund’s Class I and Class A shares over time to the performance of the Russell 3000 Index, a broad-based securities index, and the Russell 2500 Index, an index more representative of the Fund’s investment strategy. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Performance reflects expense reimbursements in effect. If expense reimbursements were not in place, the Fund’s performance would be reduced. Updated performance information is available at no cost by calling 1-888-9-COPELAND (1-888-926-7352).

Class I Annual Total Return For Year Ended December 31

Best Quarter:	6/30/2020	19.07%
Worst Quarter:	3/31/2020	(24.02)%

Performance Table
Average Annual Total Returns
(For periods ended December 31, 2025)

Class I Shares	One Year	Five Years	Since Inception of the Class(1)
Return before taxes	2.67%	5.42%	7.58%
Return after taxes on distributions	1.81%	4.57%	6.87%
Return after taxes on distributions and sale of Fund Shares	1.99%	4.10%	5.96%
Class A Shares
Return before taxes	(3.38)%	3.94%	6.26%
Russell 3000 Total Return Index(2)	17.15%	13.15%	13.97%(4) 15.47%(5)
Russell 2500 Total Return Index(3)	11.91%	7.26%	9.21%(4) 9.97%(5)

(1)	The inception date of the Fund’s Class I shares is February 27, 2017. The inception date of the Fund’s Class A shares is February 11, 2019.

(2)	The Russell 3000 Total Return Index measures the performance of the largest 3000 U.S. companies designed to represent approximately 98% of the investable U.S. equity market. The Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad U.S. equity market and is completely reconstituted annually to ensure new and growing equities are included. An investor cannot invest directly in an index.

(3)	The Russell 2500 Total Return Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500 Index is a subset of the Russell 3000 Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2500 Index is constructed to provide a comprehensive and unbiased barometer for the small to mid-cap segment. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small to mid-cap opportunity set. Investors cannot invest directly in an index or benchmark.

(4)	Since the date of Class I shares inception, February 27, 2017.

(5)	Since the date of Class A shares inception, February 11, 2019.

4

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

For important information about purchase and sale of fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to “How to Purchase Shares” starting on page [29] of this prospectus.

Investment Adviser: Copeland Capital Management, LLC.

Portfolio Managers: Mark W. Giovanniello, Chief Investment Officer of the adviser, Eric C. Brown, Chief Executive Officer of the adviser, David McGonigle portfolio manager of the adviser and Jeffrey Walkenhorst portfolio manager of the adviser have served the SMID Cap Dividend Growth Fund as its portfolio managers since it commenced operations in 2017. Messrs. Giovanniello, Brown, McGonigle and Walkenhorst are jointly and primarily responsible for managing the Fund.

Purchase and Sale of Fund Shares: You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open. Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by ACH, check or wire transfer. Use of the Fund’s Automatic Investment Plan can lower these requirements. The Fund or the adviser may waive any investment minimum and the investment minimums will be waived for Class I shares purchased through certain brokerage accounts:

Copeland SMID Cap Dividend Growth Fund Minimum Investment
Class	Initial Regular Accounts	Initial Retirement Accounts	Subsequent Regular Accounts	Subsequent Retirement Accounts
A	$5,000	$250	$500	$50
I	$5,000	$5,000	$500	$50

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are generally taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-exempt or tax-deferred plan such as an IRA or 401(k) plan. However, these dividend and capital gain distributions may be taxable as ordinary income upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5

FUND SUMMARY: COPELAND DIVIDEND GROWTH FUND

Investment Objectives:

The Fund seeks long-term capital appreciation and income generation.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional or in How to Purchase Shares on page [29] of this Prospectus, in Appendix A: Financial Intermediary Sales Charter Variations on page A-1 of this Prospectus and in Purchase, Redemption and Pricing of Shares on page {64] of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%(1)	None	None
Redemption Fee (as a % of amount redeemed if held less than 30 days) ($15 fee for any redemption paid by wire transfer)	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.93%	0.92%	0.92%
Shareholder Servicing Fee	0.00%	0.00%	0.10%
Total Other Expenses	0.93%	0.92%	1.02%
Total Annual Fund Operating Expenses	1.93%	2.67%	1.77%
Fee Waiver and/or Expense Reimbursement(2)(3)	(0.73)%	(0.72)%	(0.72)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)	1.20%	1.95%	1.05%

(1)	Maximum Deferred Sales Charge (load) may be charged only on shares redeemed within the first 18 months after their purchase.

(2)	The Fund’s adviser has contractually agreed to waive its fees and/or absorb expenses of the Fund, until at least March 31, 2027, to ensure that total annual fund operating expenses after fee waiver and/or expense reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.20% of the daily average net asset value of Class A shares, 1.95% of the daily average net asset value of Class C shares and 1.05% of the daily average net asset value of Class I shares; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the lesser of the expense limitation in effect at the time of the waiver/expense reimbursement and the expense limitation in effect at the time of the repayment. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser.

(3)	The Fee Waiver and/or Expense Reimbursement and the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated and differ from the ratios of net expenses to average net assets given in the Fund’s annual report, which does not reflect the current expenses of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same taking into account the fee waiver in the first year of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$790	$1,080	$1,493	$2,643
Class C	$198	$761	$1,351	$2,950
Class I	$107	$487	$892	$2,024

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended November 30, 2025, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

6

Principal Investment Strategies:

The Fund seeks to achieve its investment objectives of producing long-term capital appreciation and income generation by purchasing equities of companies with a proven track record of dividend growth. The Fund is primarily composed of common stocks, master limited partnership units (“MLPs”) and equity real estate investment trusts (“REITs”) of U.S. companies or entities that have raised their dividends in the most recent annual period and cash equivalents. The Fund will limit its investment in MLPs to no more than 25% of its net assets. An equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation, which are realized through property sales.

Under normal market conditions, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in securities that pay a dividend and have increased their dividends in the most recent annual period. The Fund further manages risk through its diversification strategy of allocating generally no more than 5% to a single equity security, measured at time of purchase. The Fund in general invests in all capitalization companies with a market capitalization consistent with its benchmark, upon purchase. All portfolio securities must be traded on a U.S. stock exchange. The Fund’s adviser considers “all capitalization” companies to include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 3000TM Index. This capitalization range fluctuates and as of February 28, 2026, the average market cap was $1,124.818 billion, the median market cap was $2.439 billion, and the largest stock by market cap was $4,323.436 billion.

The adviser sells securities when they fail to raise their dividend or no longer meet its fundamental stock selection criteria. The adviser may engage in active and frequent trading to meet the Fund’s investment objectives.

As of the date of this Prospectus, the technology sector represented a significant portion of the investments of the Fund. The Fund’s investments in various sectors may change over time.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions and other factors.

●	Dividend-Paying Stock Risk: The Fund’s emphasis on dividend-paying stocks could cause the Fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends. Stocks of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. If the amount a company pays out as a dividend exceeds its earnings and profits, the excess will be first treated as a return of capital and the Fund’s tax basis in the stock will be reduced. A reduction in the Fund’s tax basis in such stock will increase the amount of capital gain (or decrease the amount of capital loss) recognized by the Fund on a subsequent sale of the stock.

●	Style Risk: If at any time the market is not favoring the Fund’s dividend growth investment style, the Fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

●	Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

●	Large Shareholder Risk: From time to time, shareholders of the Fund (which may include institutional investors or financial intermediaries acting on behalf of their clients) may make relatively large redemptions or purchases of the Fund’s shares. These transactions may, among other things, cause the Fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. There could be adverse effects on the Fund’s performance to the extent that the Fund may be required to sell securities or invest cash at times it would not otherwise do so. Selling portfolio securities to meet a large redemption request also may increase transaction costs or have adverse tax consequences for the Fund’s shareholders. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

●	Management Risk: The adviser’s dependence on its dividend growth strategy and judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove incorrect and may not produce the desired results.

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●	Market Risk: Overall securities market risks may affect the value of individual securities in which the Fund invests. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, trade disputes and political events affect the securities markets. Natural disasters, public health emergencies (including pandemics and epidemics such as COVID-19), domestic political divisiveness in the United States, global conflict and war, military conflict, climate change, terrorism and other unforeseeable events that adversely affect individual companies, industries, and/or segments of the market, may lead to instability in world economies and markets and may have negative long-term effects. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers. The Fund cannot predict the effects of such events on the economy, the markets or the Fund’s investments.

●	MLP Risk: Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. Additional risks include the following. The volatility in commodity prices may lead to the fluctuation in production or supply of those commodities. A decrease in the production of natural gas, natural gas liquids, crude oil, coal or other energy commodities or a decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution may adversely impact the financial performance of MLPs.

●	REIT Risk: An equity REIT’s performance depends on the types and locations of the rental properties it owns and on how well it manages those properties. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, changes in interest rates and property taxes.

●	Sector Risk: The Fund may focus its investments on securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

○	Technology Sector Risk: To the extent that the technology sector represents a significant portion of the investments of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector may heavily depend on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

●	Small and Medium Capitalization Risk: The value of a small or medium capitalization company securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general. Small cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, due to management changes or product failures, for instance, the Fund’s investment in a small cap company may lose substantial value.

●	Cyber Security Risk: Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and its adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders.

8

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class A shares for the last ten calendar years. Returns for Class C shares and Class I shares, which are not presented in the bar chart, will vary from the return for the Class A shares to the extent the expenses of such classes differ. The performance table compares the performance of the Fund’s Class A, Class C and Class I shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Performance reflects expense reimbursements in effect. If expense reimbursements were not in place, the Fund’s performance would be reduced. Updated performance information is available at no cost by calling 1-888-9-COPELAND (1-888-926-7352).

Class A Annual Total Return For Years Ended December 31
Returns do not reflect sales charges, and would be lower if they did.

Best Quarter:	12/31/2023	11.82%
Worst Quarter:	3/31/2020	(19.97)%

Performance Table
Average Annual Total Returns
(For periods ended December 31, 2025)

Class A Shares	One Year	Five Years	Ten Years
Return before taxes	2.33%	7.51%	7.55%
Return after taxes on distributions	0.26%	5.30%	5.51%
Return after taxes on distributions and sale of Fund shares(1)	2.88%	5.61%	5.63%
Class C Shares
Return before taxes	7.75%	7.98%	7.37%
Class I Shares
Return before taxes	8.75%	8.96%	8.35%
Russell 3000 Total Return Index(2)	17.15%	13.15%	14.29%
S&P 500® Index(3)	17.88%	14.42%	14.82%

(1)	In certain cases, the Return after taxes on distributions and sale of the Fund shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of the Fund shares and provides an assumed tax benefit that increases the return.

(2)	The Russell 3000 Total Return Index measures the performance of the largest 3000 U.S. companies designed to represent approximately 98% of the investable U.S. equity market. The Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad U.S. equity market and is completely reconstituted annually to ensure new and growing equities are included. An investor cannot invest directly in an index.

(3)	The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leasing companies and covers approximately 80% of available market capitalization. An investor cannot invest directly in an index.

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After-tax returns above are shown for Class A shares of the Fund; after-tax returns for the Fund’s Class C and Class I shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

For important information about purchase and sale of fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to “How to Purchase Shares” starting on page [29] of this prospectus.

Investment Adviser: Copeland Capital Management, LLC.

Portfolio Managers: Eric C. Brown, Chief Executive Officer of the adviser, and Mark Giovanniello, Chief Investment Officer of the adviser have served the Dividend Growth Fund as its portfolio managers since it commenced operations in 2010. Both Mr. Brown and Mr. Giovanniello are jointly and primarily responsible for managing the Dividend Growth Fund.

Purchase and Sale of Fund Shares: You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open. Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by ACH, check or wire transfer. Use of the Fund’s Automatic Investment Plan can lower these requirements. The Fund or the adviser may waive any investment minimum and the investment minimums will be waived for Class I shares purchased through certain brokerage accounts:

Copeland Dividend Growth Fund Minimum Investment
Class	Initial Regular Accounts	Initial Retirement Accounts	Subsequent Regular Accounts	Subsequent Retirement Accounts
A	$1,000	$250	$500	$50
C	$1,000	$250	$500	$50
I	$25,000	$25,000	$500	$50

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are generally taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-exempt or tax-deferred plan such as an IRA or 401(k) plan. However, these dividend and capital gain distributions may be taxable as ordinary income upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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FUND SUMMARY: COPELAND INTERNATIONAL SMALL CAP FUND

Investment Objectives:

The Fund seeks long-term capital appreciation and income generation.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below. You may also pay commissions or other fees to your broker or financial intermediary when they buy or sell Class I shares of the Fund, which are not reflected below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional or in How to Purchase Shares on page [29] of this Prospectus, in Appendix A: Financial Intermediary Sales Charge Variations on page A-1 of this Prospectus and in Purchase, Redemption and Pricing of Shares on page [67] of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%(1)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None
Redemption Fee (as a % of amount redeemed if held less than 30 days) ($15 fee for any redemption paid by wire transfer)	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.78%	0.78%
Distribution and/or Service (12b-1) Fees	0.25%	0.00%
Other Expenses	16.84%	17.48%
Total Annual Fund Operating Expenses	17.87%	18.26%
Fee Waiver and/or Expense Reimbursement(2)	(16.64)%	(17.28)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.23%	0.98%

(1)	Maximum Deferred Sales Charge (load) may be charged only on shares redeemed within the first 18 months after their purchase.

(2)	The Fund’s adviser has contractually agreed to waive its fees and/or absorb expenses of the Fund, until at least March 31, 2027, to ensure that total annual fund operating expenses after fee waiver and/or expense reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.23% or 0.98% of the daily average net asset value of Class A and Class I shares, respectively, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the lesser of the expense limitation in effect at the time of the waiver/expense reimbursement and the expense limitation in effect at the time of the repayment. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same taking into account the fee waiver in the first year of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$793	$3,753	$6,076	$9,722
Class I	$100	$3,412	$5,903	$9,757

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended November 30, 2025, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

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Principal Investment Strategies:

The Fund seeks to achieve its investment objectives of long-term capital appreciation and income generation by purchasing small capitalization equities of international companies with a proven track record of consistent dividend growth.

The Fund is primarily composed of common stocks, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) of international companies or entities, Master Limited Partnerships (“MLPs”) and cash equivalents. ADRs are investments issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign company. International companies or entities are those that trade on non-U.S. exchanges or that derive the majority of their revenue from non-U.S. sources.

As an international fund, the Fund invests, under normal market conditions, in at least three different foreign countries, and at least 40% of its assets outside of the U.S. The Fund plans to invest primarily in developed markets, and to a lesser degree in emerging markets, throughout the world. Emerging markets include all markets that are not considered to be developed markets by the MSCI World Ex USA Small Cap Index. The Fund may seek to reduce currency fluctuations by hedging its foreign currency exposure.

Under normal market conditions, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in securities that pay a dividend and also have increased their dividend in the past 12 months or that the adviser expects to raise the dividend in the next 12 months. Up to 20% of the Fund’s net assets may be invested in stocks that do not meet these dividend criteria. The adviser sells securities when they no longer meet its fundamental dividend growth criteria. The adviser may engage in active and frequent trading to meet the Fund’s investment objectives.

In addition, under normal market conditions, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in small capitalization companies. The Fund’s adviser considers “small capitalization” companies to include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the MSCI World Ex USA Small Cap Index. This capitalization range fluctuates and was $43 million to $14.6 billion as of February 28, 2026.

As of the date of this Prospectus, the industrials sector represented a significant portion of the investments of the Fund. The Fund’s investments in various sectors may change over time.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions and other factors.

●	Foreign Investing Risk: Investments in foreign countries are subject to country-specific risks such as political, diplomatic, regional conflicts, terrorism, war, social and economic instability and policies that have the effect of decreasing the value of foreign securities. Foreign investments may experience greater volatility than U.S. investments. Currency hedging transactions may not perfectly offset the Fund’s foreign currency exposure and entail additional trading commissions and fees.

●	Small Capitalization Stock Risk: The value of small capitalization company securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general. Small cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failures, the Fund’s investment in a small cap company may lose substantial value.

●	Dividend-Paying Stock Risk: The Fund’s emphasis on dividend-paying stocks could cause the Fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends. Stocks of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. If the amount a company pays out as a dividend exceeds its earnings and profits, the excess will be first treated as a return of capital and the Fund’s tax basis in the stock will be reduced. A reduction in the Fund’s tax basis in such stock will increase the amount of capital gain (or decrease the amount of capital loss) recognized by the Fund on a subsequent sale of the stock.

●	Style Risk: If at any time the market is not favoring the Fund’s dividend growth investment style, the Fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

●	Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

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●	Large Shareholder Risk: From time to time, shareholders of the Fund (which may include institutional investors or financial intermediaries acting on behalf of their clients) may make relatively large redemptions or purchases of the Fund’s shares. These transactions may, among other things, cause the Fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. There could be adverse effects on the Fund’s performance to the extent that the Fund may be required to sell securities or invest cash at times it would not otherwise do so. Selling portfolio securities to meet a large redemption request also may increase transaction costs or have adverse tax consequences for Fund shareholders. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

●	Management Risk: The adviser’s dependence on its dividend growth strategy and judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove incorrect and may not produce the desired results.

●	Market Risk: Overall securities market risks may affect the value of individual securities in which the Fund invests. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, trade disputes and political events affect the securities markets. Natural disasters, public health emergencies (including pandemics and epidemics such as COVID-19), domestic political divisiveness in the United States, global conflict and war, military conflict, climate change, terrorism and other unforeseeable events that adversely affect individual companies, industries, sectors, and/or segments of the market, may lead to instability in world economies and markets and may have negative long-term effects. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers. The Fund cannot predict the effects of such events on the economy, the markets or the Fund’s investments.

●	Country Risk: Potentially adverse political economic or other conditions of a country in which the Fund invests may pose additional risks to the Fund’s investments in that country.

○	Japan Risk: The Japanese economy is heavily dependent upon international trade and may be subject to considerable degrees of economic, political and social instability, which could negatively impact the Fund. The Japanese yen has fluctuated widely during certain periods of time and may be affected by currency volatility elsewhere in Asia, especially Southeast Asia. In addition, the yen has had a history of unpredictable movements relative to the U.S. dollar. The performance of the global economy could have a major impact upon equity returns in Japan. Since the mid-2000s, Japan’s economic growth has remained relatively low. A recent economic recession was likely compounded by an unstable financial sector, low domestic consumption, and certain corporate structural weaknesses, which remain some of the major issues facing the Japanese economy. Japan has also experienced natural disasters such as earthquakes and tidal waves, of varying degrees of severity, which could negatively impact the Fund.

●	Emerging Market Risk: The Fund may invest in countries with newly organized or less developed securities markets, but it will not be a significant part of the strategy. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Fund may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to meet cash obligations or take advantage of other investment opportunities.

●	ADRs Risk: ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities that are not passed through.

●	REIT Risk: An equity REIT’s performance depends on the types and locations of the rental properties it owns and on how well it manages those properties. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, changes in interest rates and property taxes.

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●	Sector Risk: The Fund may focus its investments on securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

○	Industrials Sector Risk: The industrials sector is subject to risks related to general economic conditions, changes in interest rates, commodity and energy prices, and the pace of infrastructure and capital spending. Companies in the industrials sector may be adversely affected by manufacturing and supply chain disruptions, fluctuations in demand for transportation and logistics services, labor shortages and rising labor costs, and changes in government regulation and spending priorities (including defense spending). Many industrial companies are also exposed to risks associated with international trade, including tariffs, sanctions, and other barriers to trade, as well as currency fluctuations and geopolitical events. In addition, industrial companies may be subject to significant competition and rapid technological change, and may be affected by product liability claims, environmental liabilities, and catastrophic events such as natural disasters.

●	MLP Risk: Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. Additional risks include the following. The volatility in commodity prices may lead to the fluctuation in production or supply of those commodities. A decrease in the production of natural gas, natural gas liquids, crude oil, coal or other energy commodities or a decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution may adversely impact the financial performance of MLPs.

●	Cyber Security Risk: Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and its adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders.

14

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class I shares for the first calendar year. Returns for Class A shares, which are not presented in the bar chart, will vary from the return for the Class I shares to the extent the expenses of such classes differ. The performance table compares the performance of the Fund’s Class I and Class A shares over time to the performance of the MSCI World ex USA Index, a broad-based securities index, and the MSCI World ex USA Small Cap Index, an index more representative of the Fund’s investment strategy. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Performance reflects expense reimbursements in effect. If expense reimbursements were not in place, the Fund’s performance would be reduced. Updated performance information is available at no cost by calling 1-888-9-COPELAND (1-888-926-7352).

Class I Annual Total Return For Year Ended December 31

Best Quarter:	6/30/2025	14.67%
Worst Quarter:	6/30/2022	(15.70)%

Performance Table
Average Annual Total Returns
(For periods ended December 31, 2025)

Class I Shares	One Year	Since Inception of the Class(1)
Return before taxes	19.17%	(0.94)%
Return after taxes on distributions	18.98%	(1.27)%
Return after taxes on distributions and sale of Fund Shares(2)	11.93%	(0.60)%
Class A Shares
Return before taxes	11.96%	(2.53)%
MSCI World ex USA Index(3)	31.85%	8.74%
MSCI World Index ex USA Small Cap Net Index(4)	29.26%	5.68%

(1)	The inception date of the Fund’s Class I shares and Class A shares is December 28, 2021.

(2)	In certain cases, the Return after taxes on distributions and sale of Fund shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

(3)	The MSCI World ex USA Index captures large and mid cap representation across 22 of 23 Developed Markets (DM) countries (excluding the United States). With 775 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK.

(4)	The MSCI World ex USA Small Cap Net Index captures small cap representation across 22 of 23 Developed Markets (DM) countries (excluding the United States). With 2,172 constituents, the index covers approximately 14% of the free float-adjusted market capitalization in each country.

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After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

For important information about purchase and sale of fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to “How to Purchase Shares” starting on page [29] of this prospectus.

Investment Adviser: Copeland Capital Management, LLC.

Portfolio Managers: Willard Kwak, portfolio manager of the adviser has served the International Small Cap Fund as its portfolio manager since 2026. Kenneth T. Lee, portfolio manager of the adviser, has served the International Small Cap Fund as its portfolio manager since it commenced operations in 2021. Mr. Kwak and Mr. Lee are jointly and primarily responsible for managing the International Small Cap Fund.

Purchase and Sale of Fund Shares: You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open. Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by ACH, check or wire transfer. Use of the Fund’s Automatic Investment Plan can lower these requirements. The Fund or the adviser may waive any investment minimum and the investment minimums will be waived for Class I shares purchased through certain brokerage accounts:

Copeland International Small Cap Fund Minimum Investment
Class	Initial Regular Accounts	Initial Retirement Accounts	Subsequent Regular Accounts	Subsequent Retirement Accounts
A	$5,000	$250	$500	$50
I	$5,000	$5,000	$500	$50

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are generally taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-exempt or tax-deferred plan such as an IRA or 401(k) plan. However, these dividend and capital gain distributions may be taxable as ordinary income upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objectives:

The SMID Cap Dividend Growth Fund seeks long-term capital appreciation and income generation. The Fund’s investment objectives and its 80% dividend growth security and small and mid-capitalization policy may be changed without shareholder approval by the Fund’s Board of Trustees upon 60 days’ written notice to shareholders.

The Dividend Growth Fund seeks long-term capital appreciation and income generation in normal market environments. The Fund’s investment objectives and its 80% dividend growth security policy may be changed without shareholder approval by the Fund’s Board of Trustees upon 60 days written notice to shareholders.

The International Small Cap Fund seeks long-term capital appreciation and income generation. The Fund’s investment objectives and its 80% small capitalization policy, and its policy to invest in at least three different foreign countries and at least 40% of its assets outside of the U.S. may be changed without shareholder approval by the Fund’s Board of Trustees upon 60 days written notice to shareholders.

Copeland SMID Cap Dividend Growth Fund Principal Investment Strategies:

The SMID Cap Dividend Growth Fund seeks to achieve its investment objectives of long-term capital appreciation and income generation by purchasing small and mid-capitalization equities of companies with a proven track record of dividend growth. The Fund is primarily composed of common and preferred stocks, master limited partnership units (“MLPs”) and equity real estate investment trusts (“REITs”) of U.S. companies. The Fund will limit its investment in MLPs to no more than 25% of its net assets. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should the issuer be liquidated. An equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation, which are realized through property sales. The Fund may invest in exchange traded funds (“ETFs”), open-end funds (mutual funds) and closed-end funds (“Underlying Funds”) on a limited basis to enhance returns or hedge against market movements while liquidating certain positions and buying other securities.

Under normal market conditions, the SMID Cap Dividend Growth Fund invests at least 80% of its net assets (including borrowings for investment purposes) in securities of small and mid-capitalization companies that pay a dividend and that have increased their dividend in the most recent annual period. The adviser sells securities when they fail to raise their dividend or no longer meet its fundamental stock selection criteria. The Fund’s adviser considers “small and mid-capitalization” companies to include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 2500TM Index. This capitalization range fluctuates and as of February 28, 2026, the average market cap was $11.763 billion, the median market cap was $1.614 billion, and the largest stock by market cap was $92.229 billion.

Stock Selection Strategy

For the SMID Cap Dividend Growth Fund, the adviser’s proprietary stock selection model quantitatively ranks all U.S. small and mid-capitalization cap companies that pay dividends and have increased their dividend over the past annual period using specific fundamental characteristics that the adviser believes are predictive of strong future total returns as well as the sustainability and growth of a company’s dividend. These factors include metrics that measure dividends relative to earnings and cash flow, business growth, dividend yield and other valuation metrics. The investment team assesses the company’s future growth potential, industry competition, and the commitment of management to a proper allocation of capital between the return of capital to shareholders via dividends and investment for future operational growth. The adviser sells securities when they fail to raise the dividend or when they no longer meet its fundamental stock selection criteria.

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Copeland Dividend Growth Fund Principal Investment Strategies:

The Dividend Growth Fund seeks to achieve its investment objectives of producing long-term capital appreciation and income generation by purchasing equity securities of companies with a proven track record of dividend growth. The Fund is primarily composed of common stocks, master limited partnership units (“MLPs”) and equity real estate investment trusts (“REITs”) of U.S. companies or entities that have raised their dividends in the most recent annual period, and cash equivalents. The Fund will limit its investment in MLPs to no more than 25% of its net assets. An equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation, which are realized through property sales. The Fund’s investment approach entails the adviser’s “stock selection” strategy as outlined below.

Under normal market conditions, the Dividend Growth Fund invests at least 80% of its net assets (including borrowings for investment purposes) in securities that pay a dividend and that have increased their dividend in the most recent annual period. The Fund further manages risk through its diversification strategy of allocating generally no more than 5% to a single equity security, measured at time of purchase. The Fund in general invests in all capitalization companies with a market capitalization range consistent with its benchmark, upon purchase. All portfolio securities must be traded on a U.S. stock exchange. The Fund’s adviser considers “all capitalization” companies to include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 3000TM Index. This capitalization range fluctuates and as of February 28, 2026, the average market cap was $1,124.818 billion, the median market cap was $2.439 billion, and the largest stock by market cap was $4,323.436 billion.

Stock Selection Strategy

For the Dividend Growth Fund, the adviser’s proprietary stock selection model quantitatively ranks all “dividend growers” (U.S. traded stocks, MLPs and REITs that pay dividends and have raised their dividend over the past annual period) using specific fundamental characteristics that the adviser believes are predictive of strong future total returns as well as the sustainability and growth of a company’s dividend. These factors include metrics that measure dividends relative to earnings and cash flow, dividend yield and other valuation metrics. The investment team assesses the company’s future growth potential, industry competition, and the commitment of management to a proper allocation of capital between the return of capital to shareholders via dividends and investment for future operational growth. The adviser sells securities when they fail to raise their dividend or no longer meet its fundamental stock selection criteria. The adviser may engage in active and frequent trading to meet the Dividend Growth Fund’s investment objectives.

The adviser selects specific stocks amongst the top-ranked companies with a proven track record of dividend growth. The adviser sells securities when they fail to raise their dividend or no longer meet its fundamental stock selection criteria. The adviser may engage in active and frequent trading to meet the Dividend Growth Fund’s investment objectives.

Copeland International Small Cap Fund Principal Investment Strategies:

The International Small Cap Fund seeks to achieve its investment objectives of long-term capital appreciation and income generation by purchasing small capitalization equities of international companies with a proven track record of dividend growth.

The International Small Cap Fund is primarily composed of common stocks, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) of international companies or entities, Master Limited Partnerships (“MLPs”) and cash equivalents. ADRs are investments issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign company. International companies or entities are those that trade on non-U.S. exchanges, or that derive the majority of their revenue from non-U.S. sources.

As an international fund, the International Small Cap Fund invests, under normal market conditions, in at least three different foreign countries, and at least 40% of its assets outside of the U.S. The International Small Cap Fund plans to invest primarily in developed markets, and to a lesser degree in emerging markets, throughout the world. Emerging markets include all markets that are not considered to be developed markets by the MSCI World Ex USA Small Cap Index. The International Small Cap Fund may seek to reduce currency fluctuations by hedging its foreign currency exposure.

Under normal market conditions, the International Small Cap Fund invests at least 80% of its net assets (including borrowings for investment purposes) in securities that pay a dividend and also have increased their dividend in the past 12 months or that the adviser expects to raise their dividend in the next 12 months. Up to 20% of the Fund’s net assets may be invested in stocks that do not meet these dividend criteria.

The adviser sells securities when they no longer meet its fundamental dividend growth criteria.

In addition, under normal market conditions, the International Small Cap Fund invests at least 80% of its net assets (including borrowings for investment purposes) in small capitalization companies. The Fund’s adviser considers “small capitalization” companies to include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the MSCI World Ex USA Small Cap Index. This capitalization range fluctuates and was $43 million to $14.6 billion as of February 28, 2026.

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Stock Selection Strategy

For the International Small Cap Fund, the adviser’s proprietary stock selection model ranks all non-U.S. small cap companies that pay dividends and have increased their dividend over the past annual period using specific fundamental characteristics that the adviser believes are predictive of strong future total returns as well as the sustainability and growth of a company’s dividend. These factors include an assessment of the ability to pay dividends relative to earnings and cash flow, historical sales and dividend growth, the cash flow conversion ratio, earnings momentum, return on capital, dividend yield and other valuation metrics. In addition, the investment team eliminates stocks that violate specific ability-to-pay and payout ratios. The adviser sells securities when they no longer meet its fundamental stock selection criteria.

Principal Investment Risks:

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objectives. In addition, the strategies that the adviser uses may fail to produce the intended result. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

●	ADRs Risk (International Small Cap Fund only): ADRs may be subject to some of the same risks as direct investment in foreign companies, which include international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

●	Cyber Security Risk (All Funds): With the increased use of technologies such as the internet to conduct business, the Funds are susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches by the Funds’ adviser and other service providers (including, but not limited to, Fund accountant, custodian, transfer agent and administrator), and the issuers of securities in which the Funds invest, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Funds’ ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the adviser has established business continuity plans in the event of, and risk management systems to prevent, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Funds cannot control the cyber security plans and systems put in place by service providers to the Funds and issuers in which the Fund invests. The Funds and Fund shareholders could be negatively impacted as a result.

●	Dividend-Paying Stock Risk (All Funds): The Funds’ emphasis on dividend-paying stocks could cause the Funds to underperform similar funds that invest without consideration of a company’s track record of paying dividends. Stocks of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. If the amount a company pays out as a dividend exceeds its earnings and profits, the excess will be first treated as a return of capital and the Funds’ tax basis in the stock will be reduced. A reduction in the Funds’ tax basis in such stock will increase the amount of capital gain (or decrease the amount of capital loss) recognized by the Funds on a subsequent sale of the stock.

●	Style Risk (All Funds): Market performance tends to be cyclical, and, in various cycles, certain investment styles may fall in and out of favor. If at any time the market is not favoring a Fund’s dividend growth investment style, the Fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

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●	Emerging Market Risk (International Small Cap Fund only): The Fund may invest in issuers from countries with newly organized or less developed securities markets, but it will not be a significant part of the strategy. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Fund may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to meet cash obligations or take advantage of other investment opportunities.

●	Foreign Investing Risk (International Small Cap Fund only): Investing in securities of foreign issuers may involve more risks than investing in U.S. companies. These risks can increase the potential for losses in the Fund and may include, among others, the effect of currency devaluations, currency risks (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information and limited trading markets. Foreign investments may experience greater volatility than U.S. investments. Additionally, investments in securities denominated in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Fund and denominated in those currencies. There is the chance that the currency hedging transactions entered into by the Fund may not perfectly offset the Fund’s foreign currency exposure. The Fund will decline in value if it underhedges a currency that has weakened or overhedges a currency that has strengthened relative to the U.S. dollar. In addition, the Fund will incur expenses to hedge its foreign currency exposure. By entering into currency hedging transactions, the Fund may eliminate any chance to benefit from favorable fluctuations in relevant currency exchange rates.

○	Japan Risk (International Small Cap Fund only): The Japanese economy is heavily dependent upon international trade and may be subject to considerable degrees of economic, political and social instability, which could negatively impact the Fund. The Japanese yen has fluctuated widely during certain periods of time and may be affected by currency volatility elsewhere in Asia, especially Southeast Asia. In addition, the yen has had a history of unpredictable movements relative to the U.S. dollar. The performance of the global economy could have a major impact upon equity returns in Japan. Since the mid-2000s, Japan’s economic growth has remained relatively low. A recent economic recession was likely compounded by an unstable financial sector, low domestic consumption, and certain corporate structural weaknesses, which remain some of the major issues facing the Japanese economy. Japan has also experienced natural disasters such as earthquakes and tidal waves, of varying degrees of severity, which could negatively impact the Fund.

●	Investment Company Risk (SMID Cap Dividend Growth Fund only): If the Fund invests in shares of another registered investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also management fees and other expenses paid by the other fund. Any investment in a closed-end fund or an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies and policies. Additionally, the risks of owning an open- or closed-end fund or an ETF generally reflect the risks of owning the underlying securities that such fund invests in or is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. In addition, ETFs and closed-end funds do not necessarily trade at the net asset value of their underlying securities, which means that these funds could potentially trade above or below the value of their underlying portfolios and may result in a loss. Finally, because ETFs and closed-end funds trade like stocks on exchanges, they are subject to trading and commission costs.

●	Issuer-Specific Risk (All Funds): The value of a specific security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller sized issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to

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increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

●	Large Shareholder Risk (All Funds): From time to time, shareholders of a Fund (which may include institutional investors or financial intermediaries acting on behalf of their clients) may make relatively large redemptions or purchases of the Fund’s shares. These transactions may, among other things, cause the Fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. There could be adverse effects on the Fund’s performance to the extent that the Fund may be required to sell securities or invest cash at times it would not otherwise do so. Selling portfolio securities to meet a large redemption request also may increase transaction costs or have adverse tax consequences for Fund shareholders. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

●	Management Risk (All Funds): The net asset value of a Fund changes daily based on the performance of the securities in which it invests. The ability of the Fund to meet its investment objectives is directly related to the adviser’s stock selection using its dividend growth strategy. The adviser’s objective judgments, based on investment strategies, about the attractiveness and potential appreciation of particular investments in which a Fund invests may prove incorrect and there is no guarantee that the adviser’s investment strategies will produce the desired results.

●	Market Risk (All Funds): The net asset value of a Fund will fluctuate based on changes in the value of the securities in which the Fund invests. The Fund invests in securities that may be more volatile and carry more risk than some other forms of investment. The price of securities may rise or fall because of economic or political changes. Natural disasters, public health emergencies (including pandemics and epidemics such as COVID-19), domestic political divisiveness in the United States, global conflict and war, terrorism and other unforeseeable events that adversely affect individual companies, industries, sectors, and/or segments of the market, may lead to instability in world economies and markets and may have negative long-term effects. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers. The Fund cannot predict the effects of such events on the economy, the markets or the Fund’s investments. Security prices, in general, may decline over short or even extended periods of time. Market prices of securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates. Russia’s military interventions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Funds’ investments, even beyond any direct exposure the Funds may have to Russian issuers or the adjoining geographic regions. The extent and duration of any military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by military action or resulting sanctions may magnify the impact of other risks described in this Prospectus.

●	MLP Risk (All Funds): An investment in MLP units involves certain risks which differ from an investment in the securities of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. As a partnership, an MLP has no U.S. federal income tax liability at the entity level. If, as a result of a change in current law or a change in an MLP’s business, an MLP were treated as a corporation for U.S. federal income tax purposes, such MLP would be obligated to pay U.S. federal income tax on its income at the corporate tax rate. If a Fund retains an MLP investment until the basis is reduced to zero, subsequent distributions from the MLP will be taxable to the Fund at ordinary income rates. If an MLP in which a Fund invests amends its partnership tax return, shareholders may receive a corrected Form 1099 from the Fund which could, in turn, require shareholders to amend their own federal, state or local tax returns. If an MLP were classified as a corporation for U.S. federal income tax purposes, the amount of cash available for distribution by the MLP would be reduced and distributions received by investors would be taxed under federal income tax laws applicable to corporate dividends (as dividend income, return of capital, or capital gain). Therefore, treatment of an MLP as a corporation for U.S. federal income tax purposes would result in a reduction in the after-tax return to investors, likely causing a reduction in the value of Fund shares.

Additional risks include the following. The volatility in commodity prices may lead to the fluctuation in production or supply of those commodities. A decrease in the production of natural gas, natural gas liquids, crude oil, coal or other energy commodities or a decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution may adversely impact the financial performance of MLPs. To maintain or grow their revenues, these companies need to maintain or expand their reserves

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through exploration of new sources of supply, through the development of existing sources, through acquisitions, or through long-term contracts to acquire reserves. The financial performance of MLPs may be adversely affected if they, or the companies to whom they provide the service, are unable to cost-effectively acquire additional reserves sufficient to replace the natural decline.

Various governmental authorities have the power to enforce compliance with regulations and the permits issued under them, and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of MLPs. Volatility of commodity prices, which may lead to the fluctuation in production or supply, may also negatively impact the performance of MLPs.

MLPs are also subject to risks that are specific to the industry they serve. MLPs that provide crude oil, refined product, natural gas liquids and natural gas services are subject to supply and demand fluctuations in the markets they serve which will be impacted by a wide range of factors, including fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, and economic conditions, among others.

●	Preferred Stock Risk (SMID Cap Dividend Growth Fund only): Preferred stock generally does not exhibit as great a potential for appreciation as common stock, although it ranks above common stock in its claim on income for dividend payments and in liquidation. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of preferred and common stockholders. Preferred stock may also be subject to optional or mandatory redemption provisions.

●	REIT Risk (All Funds): An equity REIT’s performance depends on the types and locations of the rental properties it owns and on how well it manages those properties. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, changes in interest rates and property taxes. When economic growth is slow, demand for property decreases and prices tend to decline. Property values tend to decrease because of overbuilding, increases in property taxes or interest rates and operating expenses, changes in zoning laws, environmental regulations or hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. A decline in rental income will occur because of extended vacancies, increased competition from other properties, tenants’ failure to pay rent or poor management. A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows. Because REITs typically are invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. An entity that fails to qualify as a REIT would be subject to U.S. federal income tax and applicable state and local taxes on all of its taxable income at the corporate level, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity.

●	Sector Risk (All Funds): Sector concentration risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. If a Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

○	Technology Sector Risk (Dividend Growth Fund only): To the extent that the technology sector represents a significant portion of a Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector may heavily depend on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

○	Industrials Sector Risk (SMID Cap Dividend Growth Fund and International Small Cap Fund only): The industrials sector is subject to risks related to general economic conditions, changes in interest rates, commodity and energy prices, and the pace of infrastructure and capital spending. Companies in the industrials sector may be adversely affected by manufacturing and supply chain disruptions, fluctuations in

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demand for transportation and logistics services, labor shortages and rising labor costs, and changes in government regulation and spending priorities (including defense spending). Many industrial companies are also exposed to risks associated with international trade, including tariffs, sanctions, and other barriers to trade, as well as currency fluctuations and geopolitical events. In addition, industrial companies may be subject to significant competition and rapid technological change, and may be affected by product liability claims, environmental liabilities, and catastrophic events such as natural disasters.

●	Small Capitalization Stock Risk (International Small Cap Fund only): The value of small capitalization company securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general. These companies may have narrower markets, limited product lines, fewer financial resources, and they may be dependent on a limited management group. Investing in lesser-known, small capitalization companies involves greater risk of volatility of the Fund’s net asset value than is customarily associated with larger, more established companies. Often small capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

●	Small and Medium Capitalization Stock Risk (SMID Cap Dividend Growth Fund and Dividend Growth Fund only): The value of small and medium capitalization company securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general. These companies may have narrower markets, limited product lines, fewer financial resources, and they may be dependent on a limited management group. Investing in lesser-known, small and medium capitalization companies involves greater risk of volatility of the Fund’s net asset value than is customarily associated with larger, more established companies. Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Temporary Defensive Positions: Each Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal investment strategies in response to adverse market, economic, political, or other conditions. Such investments may include, for example, cash and cash equivalents, short-term ETFs and investment grade bonds. Cash equivalents include, but are not limited to: shares of money market mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While a Fund is in a defensive position, it may not achieve its investment objectives of capital appreciation and income generation. Furthermore, to the extent that a Fund invests in money market mutual funds for cash equivalent positions or short-term ETFs, there will be some duplication of expenses because the Fund pays its pro-rata portion of such funds’ advisory fees and operational fees. Shares of ETFs have many of the same risks as direct investments in the underlying securities they invest in, although the lack of liquidity may make ETFs more volatile. In addition, ETFs do not necessarily trade at the net asset value of their underlying securities, which means that these funds could potentially trade above or below the value of their underlying funds and may result in a loss and are subject to trading and commission costs. Each Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. A defensive position, taken at the wrong time, would have an adverse impact on a Fund’s performance.

Portfolio Holdings Disclosure: Within thirty days after the end of each quarter, the adviser posts on the Funds’ website at www.CopelandFunds.com a profile of each Fund which typically includes the Funds top ten holdings current as of the quarter end. The Fund may choose to make available, no sooner than thirty days after the end of each quarter, a complete schedule of their portfolio holdings as of the last day of the month. Such information shall remain available on the website until each Fund files its report on Form N-PORT for the last month of the Fund’s first or third fiscal quarters or shareholder report that includes such period. The Funds may terminate or modify this policy at any time without further notice.

A description of the Funds’ policies regarding the release of portfolio holdings information is available in the Funds’ Statement of Additional Information, which can be obtained at no charge by calling 1-888-9-COPELAND (1-888-926-7352) and can also be found on the Funds’ website at www.CopelandFunds.com. Shareholders may request portfolio holdings schedules at no charge by calling 1-888-9-COPELAND.

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MANAGEMENT

Investment Adviser: Copeland Capital Management, LLC (“Copeland”), located at 161 Washington Street, Suite 1325, Conshohocken, PA 19428, serves as investment adviser to the Funds. Subject to the authority of the Board of Trustees of Copeland Trust (the “Trust”), the adviser is responsible for management of each Fund’s investment portfolio. The adviser is responsible for selecting the Funds’ investments according to each Fund’s investment objectives, policies and restrictions. The adviser was formed in July 2005 to provide investment advisory services, with a focus on dividend paying equity securities, to individual investors and more recently, institutional investors such as the Funds. As of December 31, 2025, the adviser had $4 billion in assets under management.

Pursuant to an advisory agreement between the Funds and the adviser, the adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.75% of the SMID Cap Dividend Growth Fund’s average daily net assets, an annual advisory fee equal to 0.75% of the Dividend Growth Fund’s average daily net assets and an annual advisory fee equal to 0.78% of the International Small Cap Fund’s average daily net assets. The Funds’ adviser has contractually agreed to reduce its fees and/or absorb expenses of the Funds, until at least March 31, 2027, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.20% and 0.95% of the SMID Cap Dividend Growth Fund’s daily average net asset value of Class A and Class I shares, respectively, 1.20%, 1.95% and 1.05% of the Dividend Growth Fund’s daily average net asset value of Class A, Class C and Class I shares, respectively; and 1.23% and 0.98% of the International Small Cap Fund’s daily average net asset value of Class A and Class I shares, respectively each such expense reduction is subject to possible recoupment in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved without exceeding the lesser of the expense limitation in effect at the time of the waiver/expense reimbursement and the expense limitation in effect at the time of the repayment. Fee waiver and reimbursement arrangements can decrease a Fund’s expenses and boost its performance. A discussion regarding the basis for the Board of Trustees’ approval of the continuation of the advisory agreement for the SMID Cap Dividend Growth Fund, Dividend Growth Fund and International Small Cap Fund is available in the Funds’ Form N-CSR dated May 31, 2025. During the fiscal year ended November 30, 2025, the SMID Cap Dividend Growth Fund paid an aggregate of 0.32% of its average net assets in advisory fees to the Adviser (after fee waivers), the Dividend Growth Fund paid an aggregate of 0.03% of its average net assets in advisory fees to the Adviser (after fee waivers) and the International Small Cap Fund paid an aggregate of 0.00% of its average net assets in advisory fees to the Adviser (after fee waivers).

Portfolio Managers:

Mark W. Giovanniello, CFA® (Copeland SMID Cap Dividend Growth Fund and Copeland Dividend Growth Fund)
Chief Investment Officer

Mr. Giovanniello is a member of the investment policy committee and the management committee of the adviser. He is also the Chief Investment Officer at Copeland, a partner at the firm and portfolio manager of the Small Cap, Mid Cap and Smid Cap Dividend Growth strategies. Prior to joining Copeland in August 2009, Mr. Giovanniello was a portfolio manager at Rorer Asset Management where he was the lead portfolio manager for the mid cap strategy. Before joining Rorer, Mr. Giovanniello spent six years at The Colony Group, an investment adviser based in Boston, Massachusetts. At The Colony Group he was the lead manager of the firm’s mid-cap strategy and the Director of Research. In addition, he covered stocks in health care and industrials sectors, supporting the firm’s large-cap, mid-cap and small-cap strategies. Mr. Giovanniello previously was a senior associate at the public accounting firm PricewaterhouseCoopers. He received his B.S. from Boston College and holds the Chartered Financial Analyst (CFA®) designation.

Eric C. Brown, CFA® (SMID Cap Dividend Growth Fund and Dividend Growth Fund)
Chief Executive Officer

Mr. Brown, who has served as Chief Executive Officer of the adviser since its formation in July 2005, is a member of the investment policy committee and the management committee of the adviser. Additionally, Mr. Brown is a partner and has served as portfolio manager for accounts managed using the traditional Dividend Growth Strategy since December of 2005. Prior to forming Copeland, Mr. Brown was a Senior Portfolio Manager with The Colony Group LLC in Boston, MA. Mr. Brown served as a member of that firm’s Investment Policy Committee, responsible for setting overall investment strategy. While at the Colony Group, Mr. Brown helped develop a proprietary quantitative equity screening model for use in constructing client portfolios. Prior to joining The Colony Group, Mr. Brown was a Portfolio Manager with Bingham Legg Advisors in Boston, MA. Mr. Brown previously worked in municipal bond sales and trading at Bear Stearns & Company, Inc. Mr. Brown received his B.A. from Trinity College in Hartford CT. and holds the Chartered Financial Analyst (CFA®) designation. He is a member of the CFA Institute, the Boston Security Analysts Society and the American Mensa Society.

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David McGonigle, CFA® (Copeland SMID Cap Dividend Growth Fund)
Portfolio Manager

Mr. McGonigle is a Portfolio Manager at Copeland, as well as a member of the investment policy committee. He is also a partner at the firm. His primary coverage responsibilities are in the Consumer Discretionary, Financial and Industrial sectors across all domestic portfolios. Prior to joining Copeland in August 2009, Dave spent ten years with Rorer Asset Management, serving both as a portfolio manager and an analyst focused on the firm’s mid cap portfolio. He had primary coverage responsibilities in the Consumer and Financial sectors in that role as well. Before joining Rorer, Dave was a Financial Analyst with AmericaOne Communications, Inc., a subsidiary of CapitalOne Financial Corp., where he focused on financial forecasting, as well as the evaluation of potential acquisition candidates in the telecommunications space. He holds a BS in Business Administration, with a finance concentration, from the E. Claiborne Robins School of Business at the University of Richmond. Dave also holds the Chartered Financial Analyst® designation and is a member of the CFA Society of Philadelphia.

Jeffrey Walkenhorst, CFA® (Copeland SMID Cap Dividend Growth Fund)
Portfolio Manager

Mr. Walkenhorst is a Portfolio Manager at Copeland, as well as a member of the investment policy committee. He is also a partner at the firm. His primary coverage responsibilities are in the Consumer Staples, Real Estate, and Technology/Telecom sectors across all domestic portfolios. Prior to joining Copeland in March 2011, Mr. Walkenhorst was a Senior Research Analyst at The Research Board, an international think tank that performs business and strategy research for Chief Information Officers of the world’s largest organizations. Previously, Jeff was a Vice President, Equity Research Analyst with Banc of America Securities LLC (BAS), the former investment banking subsidiary of Bank of America. At BAS, he covered the Technology sector, including several years on an Institutional Investor All-America Research Team. Prior to BAS, Jeff was engaged in strategic planning, M&A, and analysis roles in the telecom and technology sectors. Jeff began his career in the Real Estate Investment Banking Group at Prudential Securities Incorporated, where he completed 31 equity, debt, and M&A transactions totaling more than $4 billion. In the years before joining Copeland, he created and authored Common Stock Sense, a popular owner-oriented investment blog dedicated to fundamental analysis and active portfolio management. Jeff holds a BA degree in Economics from Stanford University. He also holds the Chartered Financial Analyst® designation and is a member of the New York Society of Security Analysts.

Willard Kwak (Copeland International Small Cap Fund)
Head of International Equities, Portfolio Manager

Mr. Kwak is a member of the adviser and joined the firm in September 2017. Mr. Kwak is a Portfolio Manager and a Principal at Copeland Capital Management. His primary responsibilities include conducting fundamental research across all sectors for the international team and helping to optimize Copeland’s quantitative methodologies. Prior to joining Copeland, Willard performed research at the University of Chicago Department of Economics, developing data analytics and mining skills, working with various programming languages. Before that, Willard participated in the Research Experience as Undergraduate (REU) for mathematics, studying number theory. Willard holds a BS in Mathematics and BA in Economics from the University of Chicago. He also holds the Chartered Financial Analyst (CFA®) designation.

Kenneth T. Lee
Portfolio Manager (Copeland International Small Cap Fund)

Mr. Lee is a member of the adviser and joined the firm in January 2013. Mr. Lee serves as a Portfolio Manager for the Fund. He is a member of the Investment Policy Committee and a Partner at the firm. Prior to joining Copeland in January 2013, Ken was a Portfolio Manager and Managing Director at Mercury Partners, a multi-strategy investment firm offering hedge fund and long-only equity strategies, where he managed its Asia equity fund. Prior to joining Mercury, Ken was a Vice President at Deutsche Bank Securities and an Associate at Wachovia Securities, where he focused on Mergers & Acquisitions in their Real Estate, Lodging & Gaming Investment Banking Group. Previously, Ken was a management consultant at McKinsey & Company and AlixPartners, where he specialized in restructuring and corporate turnarounds for U.S. and Asian clients in the consumer, technology and industrial sectors. Ken holds an MBA from Harvard Business School and a BA in Economic History from Dartmouth College.

The Fund’s Statement of Additional Information provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers, and each portfolio manager’s ownership of shares of the Fund.

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Performance of Comparable Accounts – SMID Cap Fund

In addition to serving as adviser to the SMID Cap Fund, Copeland has managed client accounts (the “separately managed accounts”) with substantially similar objectives, policies and strategies as the SMID Cap Fund. The performance information shown below represents the historical performance of the separately managed accounts as measured against a specified index.

The performance of the separately managed accounts does not represent the historical performance of the SMID Cap Fund and should not be considered indicative of future performance of the separately managed accounts or the SMID Cap Fund. Future results will differ from past results because of differences in future behavior of the various investment markets, brokerage commissions, account expenses, the size of positions taken in relation to account size and diversification of securities, and the timing of purchases and sales, among other things. In addition, the separately managed accounts that were not subject to certain investment limitations and other restrictions imposed by the Investment Company Act of 1940, as amended (the “1940 Act”) and the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) which, if applicable, might have adversely affected the performance of the separately managed accounts during the periods shown. Performance of the SMID Cap Fund for future periods will vary, and some months, quarters, and years may result in higher or lower performance than the performance of the separately management account.

Copeland provided the information shown below and calculated the performance information. The performance results are presented in U.S. dollars, reflect the reinvestment of income received, and are presented both net of fees and gross of fees. Gross returns are stated gross of all fees and net of transaction costs. Net returns are calculated to include all fees and expenses of the separately managed accounts. To the extent that the operating expenses incurred by the separately managed accounts are lower than the expected operating expenses of the SMID Cap Fund, if the performance of the separately managed accounts was restated to reflect the expected operating expenses of the SMID Cap Fund, the performance shown in the charts below would have been lower.

Copeland has informed the Copeland SMID Cap Dividend Growth Fund that the separately managed accounts performance was calculated using Global Investment Performance Standards (GIPS™). This method of calculating performance differs from the SEC standardized methodology, which may produce different results.

The Russell 2500TM Index measures the performance of the 2,500 stocks that cover the small and mid sized market capitalizations. The index does not reflect deductions for fees or expenses and it is not possible to invest directly in an index.

Performance Returns for the Copeland SMID Cap Separately Managed Accounts (“SMAs”)

Annualized Performance – Period Ending December 31, 2025
Period	Gross-of- Fee	Net-of-Fee	Russell 2500 Index*
One Year	2.7%	1.9%	11.9%
Five Years	6.1%	5.3%	7.3%
Ten Years	9.9%	9.1%	10.4%

Currency: US Dollar

*	The Russell 2500 Index is comprised of the smallest 2500 companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

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Performance of Comparable Accounts – Copeland International Small Cap Fund

In addition to serving as adviser to the International Small Cap Fund, Copeland has managed client accounts (the “separately managed accounts”) with substantially similar objectives, policies and strategies as the Copeland International Small Cap Fund. The performance information shown below represents the historical performance of all of these separately managed accounts as measured against a specified index.

The performance of the separately managed accounts does not represent the historical performance of the International Small Cap Fund and should not be considered indicative of future performance of the separately managed accounts or the International Small Cap Fund. Future results will differ from past results because of differences in future behavior of the various investment markets, brokerage commissions, account expenses, the size of positions taken in relation to account size and diversification of securities, and the timing of purchases and sales, among other things. In addition, the separately managed accounts were not subject to certain investment limitations and other restrictions imposed by the 1940 Act and the Internal Revenue Code which, if applicable, might have adversely affected the performance of the separately managed accounts during the periods shown. Performance of the International Small Cap Fund for future periods will vary, and some months, quarters, and years may result in negative performance.

Copeland provided the information shown below and calculated the performance information. The performance results are presented in U.S. dollars, reflect the reinvestment of income received, and are presented both gross of fees and net of fees. Gross returns do not include fees and expenses, except for transaction costs. Net returns were calculated using the separately managed accounts’ annual fee of 1.40% applied monthly for all periods shown. To the extent that the operating expenses incurred by the accounts included in the separately managed accounts are lower than the expected operating expenses of the Fund, if the performance of the separately managed accounts were restated to reflect the expected operating expenses of the Fund, the performance shown in the charts below would have been lower.

Copeland has informed the International Small Cap Fund that the separately managed account performance was calculated using Global Investment Performance Standards (GIPS™). This method of calculating performance differs from the SEC standardized methodology, which may produce different results.

The MSCI World Ex USA Small NR USD Index measures the performance of the small cap securities segment of 22 Developed Markets countries, excluding the U.S. The index does not reflect deductions for fees or expenses and it is not possible to invest directly in an index.

Performance Returns for the Copeland International Small Cap Separately Managed Accounts (“SMAs”)

Annualized Performance – Period Ending December 31, 2025
Period	Gross-of- Fee	Net-of-Fee	MSCI World ex-US Small Cap Net Index*
One Year	20.4%	18.7%	34.1%
Five Years	3.4%	2.0%	6.5%
Since Inception (1/1/2017)	9.2%	7.7%	8.5%

Currency: US Dollar

*	The MSCI World Ex-US Small Cap Net Index captures small cap representation across 22 of 23 Developed Markets (DM) countries (excluding the United States). With 2,437 constituents, the Index covers approximately 14% of the free float-adjusted market capitalization in each country. The Index is designed to provide a broad measure of small cap stock performance net of foreign dividend withholdings throughout the developed world, excluding U.S. stocks. The strategy differs from the composition of the Index, which is unmanaged, and the returns do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

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HOW SHARES ARE PRICED

The net asset value (“NAV”) and offering price (NAV plus any applicable sales charges) of each class of shares is determined at 4:00 p.m. (Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business. The NAV is computed by determining on a per class basis, the aggregate market value of all assets of the respective Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, along with other full and partial days as announced/designated by the NYSE. The NAV takes into account on a per class basis, the expenses and fees of the respective Fund, including management and administration, and distribution fees (if any), which are accrued daily. The determination of the NAV for a shares class for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the respective Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, the Funds’ securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the pricing committee of the adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, the respective Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available.

The Funds may, but are not required to, use independent pricing services to assist in calculating the value of a Fund’s securities. Foreign securities may trade on days when shares of a Fund are not priced; and as a result, the NAV of a Fund’s shares may change on days when you will not be able to purchase or redeem a Fund’s shares. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for a Fund. If events materially affecting the value of a security in a Fund’s portfolio occur after the close of trading, but before a Fund prices its shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, the security’s authorized pricing sources are not able or willing to provide a price, or a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time a Fund calculates net asset value, including but not limited to natural disasters, armed conflicts or significant government actions, the adviser may need to price the security using a Fund’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s NAV by short term traders. The Funds have implemented a 1% redemption fee as a deterrent to short-term trading. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies registered under the 1940 Act, the Funds’ net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

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HOW TO PURCHASE SHARES

Share Classes: This Prospectus describes two classes of shares offered by the SMID Cap Dividend Growth Fund and International Small Cap Fund: Class A shares and Class I shares and three class of shares offered by the Dividend Growth Fund: Class A shares, Class C shares and Class I shares. The Funds offers these classes of shares so that you can choose the class that best suits your investment needs. The main differences among each class are sales charges, ongoing fees and minimum investment. For information on ongoing distribution fees, see Distribution Fees on page [41] of this Prospectus. In choosing which class of shares to purchase, you should consider which will be most beneficial to you given your investment goals, the amount of your purchase and the length of time you expect to hold the shares. Each class of shares of a Fund represents interest in the same portfolio of investments in that Fund. There is no investment minimum on reinvested distributions and the Funds may change investment minimums at any time. The Funds reserve the right to waive sales charges and investment minimums. Not all share classes may be available for purchase in all states.

Class A Shares: Class A shares are offered at their public offering price: NAV plus the applicable sales charge and are also subject to 12b-1 distribution fees of 0.25% of the average daily net assets of Class A shares. The SMID Cap Dividend Growth Fund’s minimum initial investment in Class A shares of the Fund is $250 for retirement plan accounts and $5,000 for all other accounts. The minimum subsequent investment in Class A shares of the Fund is $50 for retirement plan accounts and $500 for all other accounts of that Fund. The Dividend Growth Fund’s minimum initial investment in Class A shares of the Fund is $250 for retirement plan accounts and $1,000 for all other accounts. The minimum subsequent investment in Class A shares of the Fund is $50 for retirement plan accounts and $500 for all other accounts of that Fund. The International Small Cap Fund’s minimum initial investment in Class A shares of the Fund is $250 for retirement plan accounts and $5,000 for all other accounts. The minimum subsequent investment in Class A shares of the Fund is $50 for retirement plan accounts and $500 for all other accounts of that Fund. Use of the Funds’ Automatic Investment Plan can lower these requirements. The sales charge varies, depending on how much you invest. There are no sales charges on reinvested distributions. The Funds and the adviser each reserve the right to waive sales charges as described below. The following sales charges apply to your purchases of Class A shares of the Funds:

The sales charge varies, depending on how much you invest. There are no sales charges on reinvested distributions. The Fund and the adviser each reserve the right to waive sales charges as described below. In addition, a financial intermediary may offer Class A shares subject to variations in or elimination of Fund sales charges (“variations”), provided such variations are described in Appendix A. All variations described in Appendix A are applied by the identified financial intermediary. Sales charge variations may apply to purchases, sales, exchanges and reinvestments of Fund shares and a shareholder transacting in Class A shares through an intermediary identified on Appendix A should read the terms and conditions of Appendix A carefully. A variation that is specific to a particular financial intermediary is not applicable to shares held directly with the Fund or through another intermediary. Please consult your financial intermediary with respect to any variations listed in Appendix A. The following sales charges apply to your purchases of Class A shares of the Fund:

Amount Invested	Sales Charge as a % of Offering Price	Sales Charge as a % of Amount Invested	Dealer Reallowance
Under $50,000	5.75%	6.10%	5.00%
$50,000 to $99,999	4.75%	4.99%	4.00%
$100,000 to $249,999	3.75%	3.83%	3.25%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 and above	0.00%	0.00%	0.00%

The adviser shall reimburse the Funds in connection with commissions retained by authorized broker-dealers on purchases of Class A shares over $1 million calculated as follows: 1.00% on purchases between $1 million and $3 million, 0.50% on amounts over $3 million but less than $5 million, 0.25% on amounts over $5 million. The commission rate is determined based on the purchase amount combined with the current market value of existing investments in Class A shares.

As shown, investors that purchase $1,000,000 or more Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within the first 18 months after their purchase. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. Shares held for 18 months or more are not subject to the CDSC. Certain financial intermediaries have share class conversion programs whereby Class A shares that are no longer subject to a CDSC are converted to another share class of the same Fund. Please see Appendix A and consult your financial intermediary for more information. A financial intermediary may also impose CDSC waivers. CDSC waiver variations specific to certain financial intermediaries are described in Appendix A.

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You may be able to buy Class A shares without a sales charge when you are:

●	Current and retired trustees and officers of the Fund, their families (e.g., spouse, children, mother or father) and any purchases referred through the adviser.

●	Employees of the adviser and their families, or any full-time employee or registered representative of the distributor or of broker-dealers having dealer agreements with the adviser (a “Selling Broker”) and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

●	Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the Fund’s shares and their immediate families.

●	Participants in certain “wrap-fee” or asset allocation programs or other fee-based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the distributor.

●	Clients of financial intermediaries that have entered into an agreement with the distributor providing for the shares to be used in particular investment products made available to such clients, including, for example, employee benefits or retirement plans or charitable accounts, and for which such financial intermediary may charge a separate fee.

●	Clients of financial intermediaries that have entered into an agreement with the distributor to offer shares to self-directed investment brokerage accounts, whether or not such accounts are subject to transaction fees.

●	Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the distributor.

●	Separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.

●	The Fund does not waive sales charges for the reinvestment of proceeds from the sale of shares of a different fund where those shares were subject to a front-end sales charge (sometimes called an “NAV transfer”).

●	For additional sales charge discount variations applicable to shares purchased through certain financial intermediaries, please see Appendix A to this Prospectus “Financial Intermediary Sales Charge Variations.”

Right of Accumulation: For the purposes of determining the applicable reduced sales charge on the Class A shares, the right of accumulation allows you to include prior purchases of Fund shares as part of your current investment as well as reinvested dividends. To qualify for this option, you must be either:

●	an individual;

●	an individual and spouse purchasing shares for your own account or trust or custodial accounts for your minor children; or

●	a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401, 403 or 457 of the Internal Revenue Code, including related plans of the same employer.

If you plan to rely on this right of accumulation, you must notify the Funds’ distributor, Northern Lights Distributors, LLC, at the time of your purchase. You will need to give the distributor your account numbers. Existing holdings of family members or other related accounts of a shareholder may be combined for purposes of determining eligibility. If applicable, you will need to provide the account numbers of your spouse and your minor children. If your minor children have an account number you must provide their age(s) in addition to their account number.

Letter of Intent: The letter of intent allows you to count all investments within a 13-month period in Class A shares of a Fund as if you were making them all at once for the purposes of calculating the applicable reduced sales charges. The minimum initial investment under a letter of intent is 5% of the total letter of intent amount. The letter of intent does not preclude a Fund from discontinuing sales of its Class A shares. You may include a purchase not originally made pursuant to a letter of intent under a letter of intent entered into within 90 days of the original purchase. To determine the applicable sales charge reduction, you may also include the cost of shares of a Fund that were previously purchased at a price including a front-end sales charge during the 90-day period prior to the distributor receiving the letter of intent. You may combine purchases by family members (limited to spouse and children, under the age of 21, living in the same household). You should retain any records necessary to substantiate historical costs because the Fund, the transfer agent and any financial intermediaries may not maintain this information. Shares acquired through reinvestment of dividends are not aggregated to achieve the stated investment goal.

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Sales Charge Waivers

The availability of certain sales charge waivers and discounts to Class A Shares of the Funds will depend on whether you purchase your Class A Shares directly from the Funds or through a financial intermediary. These variations are separate and apart from those discussed in Appendix A. Intermediaries may have different policies and procedures (from those described above for Class A Shares generally) regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Funds or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Funds shares directly from the Funds or through another intermediary to receive such waivers or discounts.

Class C Shares: Class C shares of the Dividend Growth Fund are offered at their NAV without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Fund. Class C shares pay 1.00% (as described in Fees and Expenses of the Fund) on an annualized basis of the average daily net assets attributed to Class C shares as reimbursement or compensation for service and distribution-related activities with respect to each Fund and/or shareholder services. Over time, fees paid under this distribution and service plan will increase the cost of a Class C shareholder’s investment and may cost more than other types of sales charges. The minimum initial investment in Class C shares of the Dividend Growth Fund is $250 for retirement plan accounts and $1,000 for all other accounts. The minimum subsequent investment in Class C shares of the Fund is $50 for retirement plan accounts and $500 for all other accounts.

Class I Shares: Class I shares of each Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A and Class C shares. This means that 100% of your initial investment is placed into shares of the Fund. Class I shares pay 0.10% on an annualized basis of the average daily net assets as reimbursement or compensation for shareholder support and/or administrative services. Over time, fees paid under this shareholder service plan will increase the cost of a Class I shareholder’s investment and may cost more than other types of service charges. The minimum initial investment in Class I shares of the SMID Cap Dividend Growth Fund and International Small Cap Fund is $5,000 for all accounts. For the Dividend Growth Fund, the minimum investment in Class I shares of the Fund is $25,000 for retirement plan accounts and $25,000 for all other accounts. The minimum subsequent investment in Class I shares of each Fund is $50 for retirement plan accounts and $500 for all other accounts.

Factors to Consider When Choosing a Share Class: When deciding which class of shares of a Fund to purchase, you should consider your investment goals, present and future amounts you may invest in the Fund, and the length of time you intend to hold your shares. To help you make a determination as to which class of shares to buy, please refer back to the examples of each Fund’s expenses over time in the Fees and Expenses of the Fund section in this Prospectus. You also may wish to consult with your financial adviser for advice with regard to which share class would be most appropriate for you.

The information regarding sales charges provided herein is included free of charge and in a clear and prominent format at www.CopelandFunds.com in the prospectus and SAI for the Funds, which are available under the Product Literature hyperlink or on request.

Purchasing Shares:

Purchasing shares of the Copeland SMID Cap Dividend Growth Fund. The CUSIP number and ticker for Class A shares of the Fund are 21724W878 and CSDGX. The CUSIP number and ticker for Class I shares of the Fund are 21724W886 and CSMDX.

Purchasing shares of the Copeland Dividend Growth Fund. The CUSIP number and ticker for Class A shares of the Fund are 21724W209 and CDGRX. The CUSIP number and ticker for Class C shares of the Fund are 21724W100 and CDCRX. The CUSIP number and ticker for Class I shares of the Fund are 21724W605 and CDIVX.

Purchasing shares of the Copeland International Small Cap Fund. The CUSIP number and ticker for Class A shares of the Fund are 21724W860 and CISAX. The CUSIP number and ticker for Class I shares of the Fund are 21724W852 and CSIIX.

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You may purchase shares of the Funds by sending a completed application form to the following address:

Address for Regular Mail:	Address for Overnight/Express Mail:
Copeland SMID Cap Dividend Growth Fund Copeland Dividend Growth Fund or Copeland International Small Cap Fund c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, OH 45246	Copeland SMID Cap Dividend Growth Fund Copeland Dividend Growth Fund or Copeland International Small Cap Fund c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

The USA PATRIOT Act requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. This information will assist the Funds in verifying your identity. Until such verification is made, the Funds may temporarily limit additional share purchases. In addition, the Funds may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

Purchase through Brokers: You may invest in each Fund through brokers or agents who have entered into selling agreements with the Funds’ distributor. The brokers and agents are authorized to receive purchase and redemption orders on behalf of the Funds. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or its designee receives the order in “good order”, as defined below. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of the Funds. Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Funds. You should carefully read the program materials provided to you by your servicing agent.

You may be eligible for reductions and waivers of sales charges on Class A shares. Sales charges may be reduced or waived under certain circumstances and for certain groups. Information about reductions and waivers of sales charges is set forth below. Please consult your broker, financial intermediary, or financial adviser for assistance. For specific sales charge discount variations applicable to Class A shares purchased through certain financial intermediaries please see Appendix A to this Prospectus “Financial Intermediary Sales Charge Variations.”

Purchase by Wire: If you wish to invest in a Fund by wire, please call the Fund at 1-888-9-COPELAND (1-888-926-7352) to obtain detailed wiring instructions and to notify the Fund that a wire transfer will be sent. The Fund will generally credit investments made by wire on the business day the funds are received by the Fund’s designated bank, provided they are received prior to the close of regular trading on the New York Stock Exchange (NYSE) (typically 4:00 p.m. Eastern Time). Your bank may charge a fee for same-day wire transfers. The Fund is not responsible for any delays in the receipt of wired funds due to the actions of the transmitting or receiving bank, or the Federal Reserve wire system.

Automated Clearing House (ACH) Purchases: Shareholders may purchase shares of a Fund through the Automated Clearing House (“ACH”) network from a U.S. domestic bank or other U.S. domestic financial institution. All payments must be made in U.S. dollars.

Initial and Subsequent Purchases by ACH: ACH may be used for both initial and subsequent investments. To establish ACH instructions, shareholders must provide the required banking information on the account application (or other documentation acceptable to the Fund or its Transfer Agent).

Bank Account Requirements: The designated bank account must be maintained at a U.S. domestic financial institution. The name(s) and registration on the bank account must exactly match the name(s) and registration on the Fund account. The bank account must be owned and controlled by the shareholder(s). ACH transfers initiated from a third-party bank account will not be accepted.

Right to Reject / Good Order: Each Fund and its Transfer Agent reserve the right to reject any ACH purchase request that is not received in “good order.” A request is in “good order” when all required information, authorizations, and documentation have been received in proper form and are acceptable to the Fund or its Transfer Agent.

Payment for Shares and Good Funds Policy: Each Fund accepts payment for shares by check, Automated Clearing House (“ACH”) transfer, or wire transfer. All purchase orders are subject to acceptance by each Fund and will

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be executed at the next net asset value (“NAV”) calculated after the order is received in good order.

Payments made by check or ACH may be subject to a collection period to ensure that funds have cleared and are considered “good funds.” Each Fund and its Transfer Agent reserve the right to delay the disbursement of redemption or exchange proceeds from shares purchased by check or ACH for up to 10 business days (or longer, if necessary) to allow the payment to clear.

During this period, the proceeds of newly purchased shares are not available for redemption or exchange. This policy does not apply to purchases made by wire transfer, which are generally considered good funds upon receipt.

If a check or ACH payment does not clear, the purchase order will be cancelled, and the investor will be responsible for any resulting loss incurred by the Fund or its Transfer Agent, as well as any applicable fees.

Automatic Investment Plan (“AIP”): Shareholders may purchase shares through an Automatic Investment Plan (“AIP”), which provides for regular, periodic purchases in accordance with the shareholder’s instructions and the Transfer Agent’s procedures. With the shareholder’s authorization, the Transfer Agent will process AIP purchases in the amount and frequency selected by the shareholder. There is no minimum investment amount required to participate in the AIP. Shareholders may change or terminate AIP instructions at any time by contacting the Transfer Agent. Only bank accounts maintained at U.S. financial institutions may be used. The Fund and/or the Transfer Agent may modify, suspend, or terminate the AIP at any time.

Each Fund, however, reserves the right, in its sole discretion, to reject any application to purchase shares. Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institution, or credit union in U.S. funds for the full amount of the shares to be purchased. After you open an account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number, to the above address. Make all checks payable to the respective Fund name, either “COPELAND SMID CAP DIVIDEND GROWTH FUND,” “COPELAND DIVIDEND GROWTH FUND” or “COPELAND INTERNATIONAL SMALL CAP FUND.” The Funds will not accept cash equivalents, including, but not limited to, cash, cashier’s checks, bank official checks, certified checks, bank money orders, third party checks (except for properly endorsed IRA transfer and rollover checks), as well as counter checks, starter checks, traveler’s checks, money orders, credit card checks, and payments drawn on non-U.S. financial institutions,

Returned Check/NSF Fee: If your check or electronic payment does not clear, you will be responsible for any loss or expense incurred by the Fund or its Transfer Agent. A $25 fee will be charged to defray bank charges and processing costs associated with the returned payment. The Fund reserves the right to redeem shares from your account to cover any unpaid amounts.

When Order is Processed: All shares of each Fund will be purchased at the NAV per share (plus applicable sales charges, if any) next determined after the Fund receives your application or request in good order. All requests received in good order by the Fund before 4:00 p.m. (Eastern Time) will be processed on that same day. Requests received after 4:00 p.m. will be processed on the next business day. If you purchase shares using a check and soon after request a redemption, your redemption proceeds, which are payable at the next determined NAV following the receipt your redemption request in “good order”, as described below, will not be sent until the check used for your purchase has cleared your bank (usually within 10 days of the purchase date).

Good Order: A purchase request will be considered to be in “good order” only if it includes all of the following:

●    A completed and signed account application (for new accounts).

●    The exact dollar amount of the investment.

●    For existing accounts, the account number and the name(s) exactly as registered on the account.

●    Payment in U.S. dollars, payable to the “COPELAND SMID CAP DIVIDEND GROWTH FUND,” “COPELAND DIVIDEND GROWTH FUND” or “COPELAND INTERNATIONAL SMALL CAP FUND.

●    Any documentation reasonably required by a Fund or its Transfer Agent to verify the identity or authority of the purchaser, if applicable.

Requests that are incomplete, unclear, or submitted without the required documentation may be delayed or rejected. The Fund and its Transfer Agent are not responsible for delays or losses due to requests that are not received in good order.

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Retirement Plans: You may purchase shares of each Fund for your individual retirement plans. Please call the Funds at 1-888-9-COPELAND (1-888-926-7352) for the most current listing and appropriate disclosure documentation on how to open a retirement account.

HOW TO REDEEM SHARES

Redeeming Shares: You may redeem all or any portion of the shares credited to your account by submitting a written request for redemption to:

Address for Regular Mail:	Address for Overnight/Express Mail:
Copeland SMID Cap Dividend Growth Fund Copeland Dividend Growth Fund or Copeland International Small Cap Fund c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, OH 45246	Copeland SMID Cap Dividend Growth Fund Copeland Dividend Growth Fund or Copeland International Small Cap Fund c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

Telephone Transactions: You may purchase, exchange, or redeem Fund shares by calling 1-888-9-COPELAND (1-888-926-7352). Telephone transaction privileges are automatically available for new accounts unless you decline them on your account application or later revoke them by written instruction to the Fund or its Transfer Agent.

Telephone instructions, if received in good order before the applicable cut-off time, will be processed at the Fund’s next determined net asset value (“NAV”). Redemption proceeds will be sent promptly to your address of record by check or to your bank account of record by ACH or wire transfer. Telephone redemptions are generally limited to $50,000 per account. Requests for amounts above this limit must be submitted in writing and must include a Medallion Signature Guarantee.

During periods of heavy market activity or other unusual conditions, you may experience difficulty reaching the Fund or its Transfer Agent. Please allow additional time to place your transaction. Each Fund or its Transfer Agent will not be held liable for any loss if you are unable to reach them to confirm a telephone transaction.

Each Fund and its Transfer Agent use reasonable procedures to verify the authenticity of telephone instructions. These may include requiring an account number, a personal identification number (PIN) if applicable, recording of calls, and/or written confirmations. If these procedures are followed, neither the Fund nor its Transfer Agent will be responsible for any loss, liability, cost, or expense arising from unauthorized of fraudulent telephone instructions.

If you own an IRA, you will be asked to make an election regarding federal income tax withholding at the time of a redemption.

For your protection, telephone redemptions may be restricted for 30 days following a change of address or banking information. The Fund may also require a signature guarantee or other documentation for certain transactions.

The Fund reserves the right to modify, suspend, or terminate the telephone transaction privilege at any time, with or without notice.

Systematic Withdrawal Plan (“SWP”): Shareholders may redeem shares through a Systematic Withdrawal Plan (“SWP”), which provides for regular, periodic redemptions in accordance with the shareholder’s instructions and the transfer agent’s procedures. With the shareholder’s authorization, the transfer agent will process SWP redemptions in the amount and frequency selected by the shareholder. Shareholders may change or terminate SWP instructions at any time by contacting the transfer agent. Each Fund and/or the transfer agent may modify, suspend, or terminate the SWP at any time.

Redemptions through Broker: If shares of a Fund are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of the Fund. The servicing agent may charge a fee for this service.

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Redemptions by Wire: A fee of $15 will be charged for each wire transfer of redemption proceeds. This fee will be deducted directly from your account and is subject to change without notice. Your bank or any intermediary institution may also charge a separate fee for receiving the wire. Each Fund and its transfer agent are not responsible for any delays or additional fees imposed by the receiving bank or any intermediary institution.

Redemptions in Kind: Each Fund reserves the right to honor requests for redemption or repurchase orders made by a shareholder during any 90-day period by making payment in whole or in part in portfolio securities (“redemption in kind”) if the amount of such a request is large enough to affect operations (if the request is greater than the lesser of $250,000 or 1% of the Fund’s net assets at the beginning of the 90-day period) or, subject to the approval of the Board of Trustees, in other circumstances identified by the Funds’ adviser. The securities will be chosen by a Fund and valued using the same procedures as used in calculating a Fund’s NAV in conformity with applicable rules of the SEC and the Trust’s Policy and Procedures Related to the Processing of In-Kind Redemptions. A shareholder will be exposed to market risk until the securities are sold, generally will incur brokerage charges on the sale of portfolio securities so received in the payment of redemptions and may incur other transaction expenses in converting these securities to cash.

When Redemptions are Sent: Once the Fund receives your redemption request in “good order” as described below, it will issue a check based on the next determined NAV minus the CDSC and/or redemption fee, if any, following your redemption request. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of a request in “good order.” If you purchase shares using a check and soon after request a redemption, your redemption proceeds will not be sent until the check used for your purchase has cleared your bank (usually within 10 days of the purchase date). Redemption proceeds are typically paid in cash from the proceeds of the sale of portfolio securities, although each Fund has the right to limit each shareholder to cash redemptions of $250,000 or 1% of the applicable Fund’s NAV, whichever is less, within a 90-day period. Any additional redemption proceeds would be made in readily marketable securities (see “Redemptions in Kind” above). These redemption methods are used regularly and may also be used in stressed market conditions. Each Fund will charge a 1% redemption fee on redemptions within 30 days of purchase. See Redemption Fee for additional details.

Good Order: A redemption request will be considered to be in “good order” only if it includes all of the following:

●    The name of the Fund and the account number

●    The exact dollar amount or number of shares to be redeemed

●    The name(s) of the registered account owner(s), exactly as they appear on the account

●    Signature(s) of all registered owner(s)

●    Any required signature guarantee or medallion signature guarantee, if applicable

●    Any documentation reasonably required by the Fund or its transfer agent to verify the identity or authority of the person(s) requesting the redemption

Redemption requests that are incomplete, unclear, unsigned, or submitted without the required documentation or signature guarantees may be delayed or rejected. The Fund and its transfer agent are not responsible for processing delays or losses resulting from requests not received in good order.

When You Need Medallion Signature Guarantees:

To protect shareholders and the Funds from potential fraud, each Fund and/or its transfer agent (the “Transfer Agent”) may require a signature guarantee, including a Medallion Signature Guarantee (“MSG”), in certain circumstances. An MSG is a stamped certification from an eligible guarantor institution that verifies the authenticity of a signature and the authority and capacity of the person signing.

The Fund and/or the Transfer Agent may require an MSG in situations including, but not limited to, the following:

●	The redemption amount exceeds $50,000 (or such other threshold as may be established by the Fund and/or the Transfer Agent);

●	Proceeds are requested to be mailed to an address or sent to a bank account that was changed or added within the past 30 calendar days;

●	Proceeds are requested to be made payable to a person or entity other than the registered account owner;

●	Proceeds are requested to be sent to a financial institution account that is not in the shareholder’s name;

●	The account registration or ownership is being changed;

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●	Instructions are submitted by mail with alternate delivery instructions, special handling, or other non-standard processing; or

●	Any other circumstance in which the Fund or the Transfer Agent reasonably determines that additional documentation or verification is appropriate.

An MSG must be obtained from an eligible guarantor institution that participates in a recognized Medallion Signature Guarantee program (STAMP, SEMP, or MSP). These institutions typically include banks, savings associations, credit unions, and broker-dealers. A notary seal is not an acceptable substitute for an MSG.

Shareholders should contact the Transfer Agent in advance if they are unsure whether an MSG will be required. The Fund and/or the Transfer Agent reserves the right, in its discretion, to waive or require an MSG and to reject any signature guarantee that it deems unacceptable.

Retirement Plans: Distributions from IRAs and other retirement accounts may be subject to federal income tax withholding and, where applicable, state and local income tax withholding. Federal income tax generally will be withheld from IRA distributions unless you elect otherwise on the applicable request form. If you do not make a withholding election, withholding will be applied in accordance with applicable law and IRS rules. State and local income tax withholding may also apply depending on your state of residence and applicable state law. Withholding is not a determination of your actual tax liability.

Exchange Privilege: Shares of a Fund may be exchanged for shares of another Fund within the same Fund family, provided the shares are of the same class and the accounts have identical registration. Exchanges will be effected at the next determined net asset value (“NAV”) of each fund, without the imposition of an exchange fee, unless otherwise disclosed in the applicable prospectus. All exchanges are subject to the minimum initial and subsequent investment requirements of the receiving fund.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may disrupt portfolio management and increase expenses for all shareholders. The Fund and its Transfer Agent reserve the right to reject any exchange request, or to modify or terminate the exchange privilege, at any time and for any reason, including if the Fund, in its sole discretion, believes that a shareholder’s trading activity may be harmful to the Fund or its shareholders.

For U.S. federal income tax purposes, an exchange of shares constitutes a taxable transaction, and a capital gain or loss may be recognized. Shareholders should consult their tax advisors regarding the tax consequences of exchanges in their particular circumstances.

Share Class Conversions: Shareholders may be permitted to convert their shares from one class of a Fund to another class of the same Fund, subject to the eligibility and minimum investment requirements applicable to the receiving class. Conversions are effected at the relative net asset values (“NAVs”) of the applicable classes, without the imposition of a sales charge or conversion fee, and are generally not taxable for U.S. federal income tax purposes, but please consult with your personal tax advisor on your particular circumstances.

The Fund may automatically convert a shareholder’s investment to another eligible class if the shareholder no longer meets the eligibility requirements for the current class. The Fund reserves the right to modify, suspend, or discontinue the share class conversion privilege at any time.

Redemption Proceeds: Redemption proceeds are typically sent on the next business day after a request is received in good order. As permitted by federal law, each Fund may delay payment for up to seven calendar days. Each Fund also reserves the right to delay payment for shares recently purchased by check or via Automated Clearing House (ACH) until the payment has cleared, which may take up to 10 business days (or longer, if necessary). Proceeds are generally paid by check, wire transfer, or ACH, as elected by the shareholder.

Suspension of Redemptions: The right of redemption may be suspended or the date of payment postponed (a) when trading on the New York Stock Exchange (NYSE) is restricted, as determined by applicable rules and regulations of the SEC; (b) when the NYSE is closed for other than customary weekend and holiday closings; (c) when the SEC has by order permitted such suspension; or (d) during an emergency, as determined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of securities or to determine the value of its net assets.

Low Balances: If at any time your account balance in the Fund falls below $1,000 for regular accounts or $250 for retirement accounts, the Fund may notify you that, unless the account is brought up to at least $1,000 for regular accounts or $250 for retirement accounts within 60 days of the notice; your account could be closed. After the notice period, the Fund may redeem all of your shares and close your account by sending you a check to the address of record. Your account will not be closed if the account balance drops below the low balance minimums above due to a decline in NAV.

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Redemption Fee: Each Fund will deduct a 1% redemption fee on the redemption amount if you sell your shares less than 30 days after purchase or shares held less than 30 days are redeemed for failure to maintain the respective Fund’s balance minimum. See Low Balances for further information on account closure policy. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. Shares held for 30 days or more are not subject to the 1% fee.

Redemption fees are paid to the respective Fund directly and are designed to offset costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading.

Waivers of Redemption Fees: The Funds have elected not to impose the redemption fee for:

●	Redemptions of Fund shares acquired through the reinvestment of dividends and distributions;

●	Certain types of redemptions of Fund shares owned through participant-directed retirement plans;

●	Redemptions in discretionary asset allocation, fee based or wrap programs (“wrap programs”) that are initiated by the sponsor/financial advisor as part of a periodic rebalancing;

●	Redemptions in a fee based or wrap program that are made as a result of a full withdrawal from the wrap program or as part of a systematic withdrawal plan;

●	Involuntary redemptions such as to pay shareholder fees; or

●	Other types of redemptions as the adviser or the Fund may determine in special situations and approved by the Fund’s or adviser’s Chief Compliance Officer, or designated representative.

Lost Shareholders, Inactive Accounts and Unclaimed Property: Unclaimed property laws may require a Fund or its transfer agent to transfer the assets of accounts that are considered abandoned, inactive, or lost (due to returned mail) to the appropriate state authority. An account may be deemed unclaimed if the shareholder has not initiated any contact or transaction within a time period specified by applicable state law.

Before any transfer to the state is made, a Fund or its transfer agent will send a due diligence notice to the shareholder, if legislatively required.

In some cases, this process is referred to as escheatment, and shareholders may be required to reclaim the assets from the applicable state’s unclaimed property office. Some states may also require the liquidation of shares prior to escheatment, and shareholders may only be entitled to receive the cash value at the time of sale.

For retirement accounts, such escheatment may be treated as a taxable distribution, and federal and/or state and local income tax withholding may apply.

To help avoid escheatment, shareholders should maintain current contact information and periodically initiate contact with the Fund or its transfer agent. Examples of shareholder-initiated contact include written correspondence, telephone inquiries, or initiating a transaction in the account.

In accordance with Texas law, residents of the state of Texas may designate a representative to receive legislatively required unclaimed property due diligence notifications. A Texas Designation of Representative Form is available for making such an election.

Account Statements and Transaction Confirmations: You will receive periodic account statements summarizing all account activity, including purchases, redemptions, exchanges, and any reinvested dividends or capital gains. Additionally, a transaction confirmation will be sent for each financial transaction that occurs in your account, except for those taking place on a recurring basis, such as through an automatic investment plan or for dividend and capital gain distributions. For recurring transactions, the details will appear on your periodic account statement, serving as confirmation for such activity.

It is your responsibility to carefully review all transaction confirmations and account statements for accuracy immediately upon receipt. You must contact the Funds or its Transfer Agent in writing or by telephone promptly within 60 days of the date of the statement or confirmation that first reflects the disputed item. If you fail to provide timely notification within this 60-day period, you will be deemed to have ratified all account activity set forth therein, and the Fund and its agents will not be liable for any losses that may result from your failure to report the issue.

Uncashed Checks and Automatic Dividend and Capital Gain Reinvestment: If you elect to receive your dividend and capital gain distributions via check, ACH or wire, and the distribution amount is $50 or less, then the amount will be automatically reinvested as additional shares into your account.

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For non-retirement and non-educational accounts, any dividend and capital gain distributions sent by check which are not cashed within 180 days will be reinvested into your account at the current day’s NAV. When reinvested, those amounts are subject to market risk like any other investment. Your distribution option will automatically be converted to having all dividends and capital gain distributions reinvested into your account as additional shares if any of the following occur:

1.	Postal or other delivery service is unable to deliver mail or checks to the address of record thereby designating your account as “lost”;

2.	Dividends and capital gain distributions checks are not cashed within 180 days; or

3.	Bank account of record is no longer valid.

For non-retirement and non-educational accounts, redemption proceeds sent by check which are not cashed within 180 days will be reinvested into your account at the current day’s NAV. When reinvested, redemption proceeds are subject to market risk like any other investment.

Rights Reserved by the Funds: Each Fund and its agents reserve the right at any time to: (i) reject or cancel all or any part of any purchase or exchange order; (ii) modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund; (iii) reject or cancel any request to establish a Systematic Purchase Plan or Systematic Redemption Plan; (iv) modify or terminate any sales charge waivers or exceptions; and (v) suspend, change or withdraw all or any part of the offering made by this prospectus.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Frequent trading into and out of the Funds can harm all Funds shareholders by disrupting the Funds’ investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Fund is designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Funds’ Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. The Funds currently use several methods to reduce the risk of market timing. These methods include:

●	Committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Funds’ Market Timing Policy; and

●	Assessing a redemption fee for short-term trading within 30 days of purchase.

The redemption fee is intended to discourage short-term trading and is paid to a Fund to help offset any cost associated with such short-term trading. The Funds will monitor the assessment of redemption fees against your account. Based on the frequency of redemption fees assessed against your account, the Trust’s Chief Compliance Officer (“CCO”) may in her sole discretion determine that your trading activity is detrimental to a Fund as described in the Trust’s Market Timing Policy and direct the Trust’s Transfer Agent or Administrator to take one or more of the following actions: issue a warning letter; suspend purchases for 90 days; permanently block future purchases; and/or close your account and any other accounts you have with the Trust.

Each Fund reserves the right to reject or restrict purchase requests for any reason, particularly when the shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Fund nor the adviser will be liable for any losses resulting from rejected purchase orders. The adviser may close the account of an investor who has violated these policies (and the investor’s financial adviser) and also bar an investor from opening new accounts with the Funds.

Financial intermediaries maintaining omnibus accounts with the Funds have agreed to provide shareholder transaction information to the Funds upon request. If the Trust’s CCO suspects there is market timing activity in the account, the Trust’s CCO will seek full cooperation from the financial intermediary maintaining the account to identify the underlying participant. At the request of the Trust’s CCO, the financial intermediary may take immediate action to stop any further short-term trading by such participants.

Despite the Funds’ efforts to detect and prevent abusive trading activity, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Funds will be able to identify all of those who may engage in abusive trading practices or limit their activities in every instance. In particular, it may be difficult to curtail such activity in certain omnibus accounts traded through intermediaries, despite the arrangements the Funds have entered into with the intermediaries to provide access to account level trading information.

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TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

The following is a summary of certain Unites States tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are U.S. shareholders (i.e. beneficial owners of Fund shares that are “United States persons,” as such term is defined under the Code) but not partnerships investing in a Fund).

The Funds intend to distribute substantially all of their net investment income at least annually and net capital gains annually in December. Both types of distributions will be reinvested in shares of the applicable Fund unless you elect to receive cash. Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are generally taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares. Any dividends or capital gain distributions you receive from a Fund will normally be taxable to you when paid, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash. Certain dividends or distributions declared in October, November or December will be taxed to shareholders of record during such months as if they were received in December if they are paid during the following January. Each year the Funds will inform you of the amount and type of your distributions. IRAs and other qualified retirement plans are generally exempt from federal income taxation, but retirement proceeds that are paid out to the participant may be taxable. Certain U.S. shareholders that are individuals, trusts and estates with income above certain thresholds are subject to an additional 3.8% Medicare contribution tax on net investment income including interest, dividends and capital gains.

Distributions of “qualifying dividends” will generally be taxable to you at long-term capital gain rates, as long as certain requirements are met. In general, if 95% or more of the gross income of a Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by that Fund to individual U.S. shareholders will be taxed at long-term capital gain rates. But if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by that Fund to individual U.S. shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by such Fund. For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund’s ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend). The amount of a Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities (if any), a high portfolio turnover rate, or investments in debt securities or “non-qualified” foreign corporations.

For taxable years beginning after December 31, 2017 U.S. shareholders that are individuals, trusts and estates are generally eligible for a 20% deduction with respect to “qualified REIT dividends” (defined in Section 199A(e)(3) of the Internal Revenue Code as any dividend from a REIT that is not a capital gain dividend or qualified dividend income). Under U.S. Treasury regulations a regulated investment company such as a Fund may elect to pay a dividend to its shareholder that is attributable to the regulated investment company’s receipt of qualified REIT dividends and the shareholder can treat the receipt of such dividend in the same or a similar manner as the manner in which the shareholder would treat the qualified REIT dividend as if the shareholder realized it directly. In other words, a regulated investment company shareholder will be eligible for the 20% deduction with respect to dividends paid by the regulated investment company that the regulated investment company designates are attributable to qualified REIT dividends.

Each Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. If more than 50% of the value of the total assets of a Fund consists of stocks and securities (including debt securities) of foreign corporations at the close of a taxable year and the Fund meets certain holding period requirements, the Fund may elect, for federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding and other foreign income taxes, as paid by its shareholders. If a Fund makes this election, the amount of these foreign taxes paid by a Fund will be included in its shareholders’ income pro rata (in addition to taxable distributions actually received by them), and each such shareholder will be entitled either (1) to credit that proportionate amount of taxes against U.S. federal income tax liability as a foreign tax credit or (2) to take that amount as an itemized deduction. If a Fund is not eligible or chooses not to make this election, the Fund will be entitled to deduct any such foreign taxes in computing the amounts it is required to distribute and the shareholders of such Fund generally will not be entitled to claim a credit uncured by such Fund and will not be required to include such foreign taxes in their gross income.

A portion of distributions paid by the Funds to its U.S. shareholders who are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations. The amount of the dividends qualifying for this deduction may, however, be reduced as a result of the Funds’ securities lending activities (if any), by a high portfolio turnover rate, or by investments in debt securities or foreign corporations.

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You should note that if you buy shares of a Fund shortly before it makes a distribution, the distribution will be fully taxable to you even though, as an economic matter, it simply represents a return of a portion of your investment. This is known as “buying into a dividend.”

Any sale or redemption of a Fund’s shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement account). When you sell or redeem your shares you may realize a taxable gain or loss. The amount of the gain or loss is based on the difference between your tax basis in the Fund shares and the amount you receive for them upon disposition. Generally, you will recognize a long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you sell or redeem them. Gains and losses on shares held for twelve months or less will generally constitute short-term capital gains, except that a loss on shares held six months or less will be recharacterized as a long-term capital loss to the extent of any capital gains distributions that you have received on the shares. A loss realized on a sale or redemption of Fund shares may be disallowed under the so-called “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Fund (such as pursuant to a dividend reinvestment in shares of the Fund) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

The Fund is required to report cost basis information to the IRS and to shareholders on Form 1099-B for redemptions of “covered shares,” which are generally shares acquired on or after January 1, 2012.

The Fund’s default cost basis calculation method is Average Cost. This method will be applied to your account unless you affirmatively elect a different IRS-accepted method, such as First-In, First-Out (FIFO) or Specific Share Identification. You may make this election for future transactions by providing written instructions, contacting Shareholder Services at 1-888-9-COPELAND (1-888-926-7352), or through your online account portal, where available.

Please note that, in accordance with the U.S. Treasury regulations, the cost basis method elected for the first redemption of covered shares cannot be changed after the settlement of the redemption. The cost basis method you select may have significant tax implications. The Fund is not authorized to provide tax advice. We strongly recommend you consult your tax advisor to determine which method is most suitable for your individual circumstances.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Funds to withhold a percentage of any taxable distributions, sales proceeds, redemption proceeds and any other payments paid to you. Each Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number. If you do not have a social security number, you should indicate on the purchase form that your application to obtain a number is pending.

Generally, nonresident aliens, foreign corporations and other foreign investors are subject to a 30% withholding tax (or such lower tax rate as provided by an applicable income tax treaty) on dividends paid by a U.S. corporation, although the rate may be reduced for an investor that is a qualified resident of a foreign country with an applicable income tax treaty with the United States. In the case of a regulated investment company such as the Funds, however, certain categories of dividends are exempt from the 30% withholding tax. These generally include dividends attributable to a Funds’ net capital gains (the excess of net long-term capital gains over net short-term capital losses), dividends attributable to a Funds’ interest income from U.S. obligors and dividends attributable to net short-term capital gains of the applicable Fund.

Foreign shareholders will generally not be subject to U.S. federal income tax on gains realized on the sale or redemption of shares in the Funds’, except that a nonresident alien individual who is present in the United States for 183 days or more in a calendar year will be taxed on such gains and on capital gain dividends from the applicable Fund.

In contrast, if a foreign investor conducts a trade or business in the United States and the investment in the applicable Fund is effectively connected with that trade or business, then the foreign investor’s income from the applicable Fund will generally be subject to U.S. federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.

Each Fund will also generally be required to withhold 30% tax on certain payments to foreign entities that do not provide a Form W-8BEN-E that evidences their compliance with, or exemption from, specified information reporting requirements under the Foreign Account Tax Compliance Act.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Funds.

You may also be subject to state and local taxes on income and gain attributable to your ownership of Fund shares. State income taxes may not apply, however, to the portions of the Fund’s distributions, if any, that are attributable to interest earned by the Funds on U.S. Government securities. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

This summary is not intended to be and should not be construed to be legal or tax advice. You should consult your own tax advisors to determine the tax consequences of owning the Funds’ shares. Additional information about taxes is contained in the SAI.

40

DISTRIBUTION OF SHARES

Distributor: Northern Lights Distributors, LLC, 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022, is the distributor for the shares of the Funds. Northern Lights Distributors, LLC is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (FINRA). Shares of the Funds are offered on a continuous basis.

Distribution Fees: Each Fund has adopted a Distribution Plan (“12b-1 Plan” or “Plan”), for Class A shares, pursuant to which each Fund pays the Funds’ distributor an annual fee for distribution and shareholder servicing expenses of 0.25% of the Funds’ average daily net assets attributable to Class A shares. Dividend Growth Fund has adopted a 12b-1 Plan for Class C shares, pursuant to which the Fund pays the Funds’ distributor an annual fee for distribution and shareholders servicing expense of 1.00% of the Dividend Growth Fund’s average daily net assets attributable to Class C shares. There is no distribution fee charged for Class I shares. Because these fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment.

The Funds’ distributor and other entities are paid under the Plan for services provided and the expenses borne by the distributor and others in the distribution of the Funds’ Class A and Class C shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others, including the adviser, who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Funds’ shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

Shareholder Service Fees: Each Fund has adopted a non-12b-1 Shareholder Service Plan (“Service Plan”), for Class I shares, pursuant to which each Fund pays brokers, financial intermediaries and others an annual fee for shareholder servicing expenses of 0.10% of such Fund’s average daily net assets attributable to Class I shares. Because these fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment.

The fees paid under the Service Plan are for services provided and the expenses borne by entities who service shareholder accounts, including payments to entities who hold Fund shares for shareholders in omnibus accounts or as shareholders of record or provide or arrange to provide shareholder support or administrative services to the Fund and its Class I shareholders, including the adviser, overhead and telephone expenses, answering shareholder questions, processing transactions and providing such other shareholder services as the Trust may reasonably request.

Additional Compensation to Financial Intermediaries: The Funds’ distributor, its affiliates, and the Funds’ adviser may, at their own expense and out of their own assets including their legitimate profits from Fund-related activities, provide additional cash payments to financial intermediaries who sell shares of the Funds. Financial intermediaries include brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others. These payments may be in addition to the Rule 12b-1 fees, shareholder service fees and any sales charges that are disclosed elsewhere in this Prospectus. These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of the Funds on a sales list, including a preferred or select sales list, or other sales programs. The distributor may, from time to time, provide promotional incentives, including reallowance and/or payment of up to the entire sales charge, to certain investment firms. Such incentives may, at the distributor’s discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions.

Payments may also be made to financial intermediaries as an additional expense reimbursement by the Funds in cases where the financial intermediary provides shareholder services to the applicable Fund shareholders. These payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by the financial intermediary or (2) a fixed dollar amount for each account serviced by the Service Organization.

Householding: To reduce expenses, the Funds mail only one copy of the Prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Funds at 1-888-9-COPELAND (1-888-926-7352) on days the Funds are open for business or contact your financial institution. The Funds will begin sending you individual copies thirty days after receiving your request.

41

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund’s financial performance for the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by Tait, Weller and Baker LLP, whose report, along with the Funds’ financial statements, are included in the Funds’ November 30, 2025 annual report which is available upon request.

Copeland Dividend Growth Fund
FINANCIAL HIGHLIGHTS

Certain information in the table below reflects financial results for one share of beneficial interest outstanding throughout each year presented.

	Class A
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021
Net Asset Value, Beginning of Year	$14.78	$12.27	$12.49	$14.59	$11.99
Increase (Decrease) From Operations:
Net investment income(a)	0.01	0.04	0.06	0.09	0.04
Net gain (loss) from securities (both realized and unrealized)	0.28	2.93	0.50	(0.53)	2.56
Total from operations	0.29	2.97	0.56	(0.44)	2.60
Distributions to shareholders from:
Net investment income	(0.01)	(0.02)	(0.09)	(0.02)	—
Net realized gains	(1.70)	(0.44)	(0.69)	(1.64)	—
Total distributions	(1.71)	(0.46)	(0.78)	(1.66)	—
Redemption fees(b)	0.00	0.00	0.00	0.00	0.00
Net Asset Value, End of Year	$13.36	$14.78	$12.27	$12.49	$14.59
Total Return(c)	2.48%	25.13%	4.95%	(3.91)%	21.68%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$11,749	$13,873	$13,667	$15,441	$18,212
Ratio of expenses to average net assets:
before reimbursement	1.93%	2.13%	1.95%	1.99%	1.93%
net of reimbursement	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income to average net assets	0.10%	0.28%	0.47%	0.72%	0.29%
Portfolio turnover rate	27%	32%	35%	40%	34%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(b)	Less than $0.01 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower. Sales loads are not reflected in total return.

42

Copeland Dividend Growth Fund
FINANCIAL HIGHLIGHTS

Certain information in the table below reflects financial results for one share of beneficial interest outstanding throughout each year presented.

	Class C
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021
Net Asset Value, Beginning of Year	$13.70	$11.46	$11.71	$13.85	$11.47
Increase (Decrease) From Operations:
Net investment loss(a)	(0.07)	(0.06)	(0.03)	(0.01)	(0.06)
Net gain (loss) from securities (both realized and unrealized)	0.24	2.74	0.47	(0.49)	2.44
Total from operations	0.17	2.68	0.44	(0.50)	2.38
Distributions to shareholders from:
Net investment income	—	—	—	—	—
Net realized gains	(1.70)	(0.44)	(0.69)	(1.64)	—
Total distributions	(1.70)	(0.44)	(0.69)	(1.64)	—
Redemption fees(b)	0.00	0.00	0.00	0.00	0.00
Net Asset Value, End of Year	$12.17	$13.70	$11.46	$11.71	$13.85
Total Return(c)	1.65%	24.25%	4.15%	(4.63)%	20.75%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$5,914	$8,724	$8,994	$10,586	$13,530
Ratio of expenses to average net assets:
before reimbursement	2.67%	2.89%	2.69%	2.74%	2.69%
net of reimbursement	1.95%	1.95%	1.95%	1.95%	1.95%
Ratio of net investment loss to average net assets	(0.65)%	(0.47)%	(0.27)%	(0.04)%	(0.46)%
Portfolio turnover rate	27%	32%	35%	40%	34%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(b)	Less than $0.01 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower.

43

Copeland Dividend Growth Fund
FINANCIAL HIGHLIGHTS

Certain information in the table below reflects financial results for one share of beneficial interest outstanding throughout each year presented.

	Class I
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021
Net Asset Value, Beginning of Year	$14.56	$12.10	$12.34	$14.45	$11.85
Increase (Decrease) From Operations:
Net investment income(a)	0.03	0.06	0.07	0.10	0.06
Net gain (loss) from securities (both realized and unrealized)	0.28	2.89	0.50	(0.52)	2.54
Total from operations	0.31	2.95	0.57	(0.42)	2.60
Distributions to shareholders from:
Net investment income	(0.04)	(0.05)	(0.12)	(0.05)	—
Net realized gains	(1.70)	(0.44)	(0.69)	(1.64)	—
Total distributions	(1.74)	(0.49)	(0.81)	(1.69)	—
Redemption fees(b)	0.00	0.00	0.00	0.00	0.00
Net Asset Value, End of Year	$13.13	$14.56	$12.10	$12.34	$14.45
Total Return(c)	2.61%	25.31%	5.13%	(3.82)%	21.94%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$10,008	$17,335	$18,390	$25,461	$33,459
Ratio of expenses to average net assets:
before reimbursement	1.77%	1.99%	1.75%	1.76%	1.75%
net of reimbursement	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of net investment income to average net assets	0.25%	0.43%	0.62%	0.85%	0.44%
Portfolio turnover rate	27%	32%	35%	40%	34%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(b)	Less than $0.01 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower.

44

Copeland SMID Cap Dividend Growth Fund
FINANCIAL HIGHLIGHTS

Certain information in the table below reflects financial results for one share of beneficial interest outstanding throughout each year presented.

	Class A
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021
Net Asset Value, Beginning of Year	$17.00	$13.95	$14.15	$15.80	$13.14
Increase (Decrease) From Operations:
Net investment income(a)	0.07	0.10	0.12	0.13	0.06
Net gain (loss) from securities (both realized and unrealized)	(1.13)	3.05	0.19	(0.77)	2.63
Total from operations	(1.06)	3.15	0.31	(0.64)	2.69
Distributions to shareholders from:
Net investment income	(0.06)	(0.10)	(0.17)	(0.04)	(0.03)
Net realized gains	(0.12)	—	(0.34)	(0.97)	—
Total distributions	(0.18)	(0.10)	(0.51)	(1.01)	(0.03)
Redemption fees(b)	0.00	0.00	0.00	0.00	0.00
Net Asset Value, End of Year	$15.76	$17.00	$13.95	$14.15	$15.80
Total Return(c)	(6.28)%	22.69%	2.46%	(4.50)%	20.55%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$1,300	$2,734	$1,680	$1,674	$206
Ratio of expenses to average net assets:
before reimbursement	1.62%	1.55%	1.81%	2.03%	2.10%
net of reimbursement	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income to average net assets	0.45%	0.61%	0.85%	0.96%	0.42%
Portfolio turnover rate	66%	24%	28%	40%	35%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Less than $0.01 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower. Sales loads are not reflected in total return.

45

Copeland SMID Cap Dividend Growth Fund
FINANCIAL HIGHLIGHTS

Certain information in the table below reflects financial results for one share of beneficial interest outstanding throughout each year presented.

	Class I
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021
Net Asset Value, Beginning of Year	$17.14	$14.06	$14.23	$15.88	$13.19
Increase (Decrease) From Operations:
Net investment income(a)	0.11	0.14	0.15	0.19	0.10
Net gain (loss) from securities (both realized and unrealized)	(1.15)	3.06	0.20	(0.80)	2.65
Total from operations	(1.04)	3.20	0.35	(0.61)	2.75
Distributions to shareholders from:
Net investment income	(0.08)	(0.12)	(0.18)	(0.07)	(0.06)
Net realized gains	(0.12)	—	(0.34)	(0.97)	—
Total distributions	(0.20)	(0.12)	(0.52)	(1.04)	(0.06)
Redemption fees(b)	0.00	0.00	0.00	0.00	0.00
Net Asset Value, End of Year	$15.90	$17.14	$14.06	$14.23	$15.88
Total Return(c)	(6.07)%	22.95%	2.75%	(4.31)%	20.89%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$160,599	$196,739	$66,638	$47,602	$35,601
Ratio of expenses to average net assets:
before reimbursement	1.38%	1.34%	1.62%	1.73%	1.87%
net of reimbursement	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets	0.72%	0.88%	1.11%	1.34%	0.67%
Portfolio turnover rate	66%	24%	28%	40%	35%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Less than $0.01 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower.

46

Copeland International Small Cap Fund
FINANCIAL HIGHLIGHTS

Certain information in the table below reflects financial results for one share of beneficial interest outstanding throughout each period presented.

	Class A
	Year	Year	Year	Period
	Ended	Ended	Ended	Ended
	November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022 *
Net Asset Value, Beginning of Period	$8.09	$7.86	$7.82	$10.00
Increase From Operations:
Net investment income(a)	0.08	0.09	0.02	0.10
Net gain (loss) from securities (both realized and unrealized)	0.80	0.31	0.23	(2.28)
Total from operations	0.88	0.40	0.25	(2.18)
Distributions to shareholders from:
Net investment income	(0.17)	(0.17)	(0.21)	—
Total distributions	(0.17)	(0.17)	(0.21)	—
Net Asset Value, End of Period	$8.80	$8.09	$7.86	$7.82
Total Return(b)	11.08%	5.15%	3.37%	(21.80	)%(c)
Ratios/Supplemental Data
Net assets, end of period, actual (not truncated)	$448	$152	$8	$8
Ratio of expenses to average net assets:
before reimbursement	17.87%	17.29%	17.25%	34.90	%(d)
net of reimbursement	1.23%	1.23%	1.23%	1.19	%(d)
Ratio of net investment income to average net assets	0.94%	1.03%	0.25%	1.32	%(d)
Portfolio turnover rate	37%	48%	50%	82	%(c)

*	Class A commenced operations on December 28, 2021.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower. Sales loads are not reflected in total return.

(c)	Not annualized.

(d)	Annualized.

47

Copeland International Small Cap Fund
FINANCIAL HIGHLIGHTS

Certain information in the table below reflects financial results for one share of beneficial interest outstanding throughout each period presented.

	Class I
	Year	Year	Year	Period
	Ended	Ended	Ended	Ended
	November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022*
Net Asset Value, Beginning of Period	$8.10	$7.86	$7.82	$10.00
Increase From Operations:
Net investment income(a)	0.12	0.12	0.11	0.16
Net gain (loss) from securities (both realized and unrealized)	0.80	0.29	0.14	(2.34)
Total from operations	0.92	0.41	0.25	(2.18)
Distributions to shareholders from:
Net investment income	(0.17)	(0.17)	(0.21)	—
Total distributions	(0.17)	(0.17)	(0.21)	—
Net Asset Value, End of Period	$8.85	$8.10	$7.86	$7.82
Total Return(b)	11.57%	5.28%	3.37%	(21.80	)%(c)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$704	$560	$493	$313
Ratio of expenses to average net assets:
before reimbursement	18.26%	18. 87%	21.80%	28.11	%(d)
net of reimbursement	0.98%	0.98%	0.98%	0.98	%(d)
Ratio of net investment income to average net assets	1.38%	1.51%	1.44%	2.07	%(d)
Portfolio turnover rate	37%	48%	50%	82	%(c)

*	Class I commenced operations on December 28, 2021.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower.

(c)	Not annualized.

(d)	Annualized.

48

PRIVACY NOTICE

FACTS	WHAT DOES COPELAND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security Number ■ Assets ■ Retirement Assets ■ Transaction History ■ Checking Account Information	■ Purchase History ■ Account Balances ■ Account Transactions ■ Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Copeland Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Copeland Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-9-COPELAND (1-888-926-7352)

49

Who we are
Who is providing this notice?	Copeland Trust
What we do
How does Copeland Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Copeland Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Copeland Trust does not share with affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Copeland Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Copeland Trust does not jointly market.

50

Appendix A: Financial Intermediary Sales Charge Variations

The availability of certain sales charge waivers and discounts will depend on whether you purchase your Class A shares directly from the Fund or through a financial intermediary. Specific intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or contingent deferred (back-end) (“CDSC”) waivers. In all instances, it is the shareholder’s responsibility to notify the Fund or the shareholder’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. This Appendix will be updated based on information provided by the financial intermediaries. Neither the Fund, the adviser nor the distributor supervises the implementation of financial intermediary sales charge waivers, discounts, policies or procedures nor do they verify the intermediaries’ administration of such waivers, discounts, policies or procedures.

For waivers and discounts not available through a particular intermediary listed below, shareholders will have to purchase Class A shares directly from the Fund or through another intermediary to receive Fund imposed waivers or discounts. Please see How to Purchase Shares: Class A Shares starting on page [29] of this Prospectus for information about such waivers and discounts.

Raymond James & Associates, Inc., Raymond James Financial Services, Inc., & Raymond James affiliates (“Raymond James”)

Intermediary-Defined Sales Charge Waiver Policies

The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares.

Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts.

Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James

●	Shares purchased in an investment advisory program.

●	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

●	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

●	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

●	A shareholder in the Fund’s Class A shares will have their shares converted at net asset value to Class I shares
(or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A, B and C shares available at Raymond James

●	Death or disability of the shareholder.

●	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

●	Return of excess contributions from an IRA Account.

●	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable U.S. Treasury regulations as described in the fund’s prospectus.

●	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

●	Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, and/or rights of accumulation

●	Breakpoints as described in this prospectus.

●	Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

●	Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Janney Montgomery Scott LLC

Effective May 1, 2020, shareholders purchasing fund shares through a Janney Montgomery Scott LLC (“Janney”) account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.

Front-end sales charge waivers on Class A shares available at Janney

●	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

●	Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

●	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

●	Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.

Sales charge waivers on Class A shares available at Janney. Shares sold upon the death or disability of the shareholder.

●	Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.

●	Shares purchased in connection with a return of excess contributions from an IRA account.

●	Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching age 70½ as described in the fund’s Prospectus.

●	Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

●	Shares acquired through a right of reinstatement.

Front-end load discounts available at Janney: breakpoints, and/or rights of accumulation

●	Breakpoints as described in the fund’s Prospectus.

●	Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Oppenheimer & Co., Inc, (“OPCO”)

Effective February 26, 2020, shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at OPCO

●	Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.

●	Shares purchased by or through a 529 Plan

●	Shares purchased through a OPCO affiliated investment advisory program

●	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

●	Shares purchased form the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same amount, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement).

●	A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO

●	Employees and registered representatives of OPCO or its affiliates and their family members

●	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus

CDSC Waivers on A, B and C Shares available at OPCO

●	Death or disability of the shareholder

●	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

●	Return of excess contributions from an IRA Account

●	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the prospectus

●	Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO

●	Shares acquired through a right of reinstatement

Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent

●	Breakpoints as described in this prospectus.

●	Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Effective July 1, 2018, shareholders purchasing Class A Shares of the Fund through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than disclosed elsewhere in this Prospectus.

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management

●	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

●	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

●	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

●	Shares purchased through a Morgan Stanley self-directed brokerage account

●	Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program

●	Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

COPELAND SMID CAP DIVIDEND GROWTH FUND
COPELAND DIVIDEND GROWTH FUND
COPELAND INTERNATIONAL SMALL CAP FUND

Adviser	Copeland Capital Management, LLC 161 Washington Street, Suite 1325 Conshohocken, PA 19428	Distributor	Northern Lights Distributors, LLC 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022
Independent Registered Public Accountant	Tait, Weller & Baker LLP 50 South 16th Street, Suite 2900 Philadelphia, PA 19102	Legal Counsel	Vedder Price P.C. 1401 New York Avenue, Suite 500 Washington, DC 20005
Custodian	The Northern Trust Company 50 South LaSalle Street Chicago, IL 60603	Transfer Agent	Ultimus Fund Solutions, LLC 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022

Additional information about the Funds is included in the Fund’s Statement of Additional Information dated March 30, 2026, (the “SAI”). The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus). The SAI provides more details about the Funds’ policies and management. Additional information about the Funds’ investments will also be available in the Funds’ Annual and Semi-Annual Reports to Shareholders and in Form N-CSR. In the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.

To obtain a free copy of the SAI and the Annual and Semi-Annual Reports to Shareholders, or other information about the Funds, or to make shareholder inquiries about the Funds, please call 1-888-9-COPELAND (1-888-926-7352) or visit www.CopelandFunds.com. You may also write to:

COPELAND SMID CAP DIVIDEND GROWTH FUND
COPELAND DIVIDEND GROWTH FUND
COPELAND INTERNATIONAL SMALL CAP FUND
c/o Ultimus Fund Solutions, LLC
Regular/Express Mail

P.O. Box 46707
Cincinnati, OH 45246
or over night
225 Pictoria Drive, Suite 450,
Cincinnati, OH 45246

Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Investment Company Act File # 811-22483

Copeland SMID Cap

Dividend Growth Fund

cLASS A SHARES: CSDGX

Class I Shares: CSMDX

Copeland

Dividend Growth Fund

Class A Shares: CDGRX

ClASS C Shares: CDCRX

class i shares: CDIVX

Copeland International

Small Cap Fund

Class A Shares: CISAX

Class I Shares: CSIIX

Each a Series of Copeland Trust

STATEMENT OF ADDITIONAL INFORMATION

March 30, 2026

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus for the Class A and Class I of the Copeland SMID Cap Dividend Growth Fund, Class A, Class C and Class I of the Copeland Dividend Growth Fund and Class A and Class I of the Copeland International Small Cap Fund (each, a “Fund” and collectively, the “Funds”) dated March 30, 2026 (the “Prospectus”). You can obtain copies of the Funds’ Prospectus and the Annual Report for the fiscal year ended November 30, 2025 without charge by contacting the Funds’ transfer agent, Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246, or by calling toll-free 1-888-9-COPELAND (1-888-926-7352). The Funds’ audited financial statements and financial highlights included in the Funds’ Form N-CSR are incorporated by reference into this SAI. No other part of the Annual Report is incorporated by reference herein. You may also obtain a Prospectus by visiting www.CopelandFunds.com.

TABLE OF CONTENTS

THE FUNDS	1
TYPES OF INVESTMENTS	2
INVESTMENT RESTRICTIONS	36
DISCLOSURE OF PORTFOLIO HOLDINGS	39
MANAGEMENT	41
CONTROL PERSONS AND PRINCIPAL HOLDERS	47
INVESTMENT ADVISER	48
DISTRIBUTION OF SHARES	52
PORTFOLIO MANAGERS	58
ALLOCATION OF PORTFOLIO BROKERAGE	62
PORTFOLIO TURNOVER	63
OTHER SERVICE PROVIDERS	64
DESCRIPTION OF SHARES	66
ANTI-MONEY LAUNDERING PROGRAM	66
PURCHASE, REDEMPTION AND PRICING OF SHARES	67
TAX STATUS	71
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	73
LEGAL COUNSEL	73
FINANCIAL STATEMENTS	74
APPENDIX A	75

THE FUNDS

The Copeland SMID Cap Dividend Growth Fund, Copeland Dividend Growth Fund and Copeland International Small Cap Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Copeland Trust, a Delaware statutory trust organized on September 10, 2010 (the “Trust”). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”).

The Funds may issue an unlimited number of shares of beneficial interest. All shares of each Fund have equal rights and privileges. Each share of a Fund is entitled to one vote on all matters as to which such shares are entitled to vote. In addition, each share of a Fund is entitled to participate equally with other shares (i) in dividends and distributions declared by that Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities of that Fund. Shares of each Fund are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

Copeland SMID Cap Dividend Growth Fund currently offers two share classes: Class A shares and Class I shares. Copeland Dividend Growth Fund currently offers three share classes: Class A shares, Class C shares and Class I shares. Copeland International Small Cap fund currently offers two share classes: Class A shares and Class I shares. Each share class represents an interest in the same assets of the respective Fund, has the same rights and is identical in all material respects except that: (i) each class of shares may be subject to different (or no) sales loads; (ii) each class of shares may bear different (or no) distribution fees or shareholder servicing fees; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees’ fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; (iv) each class will have exclusive voting rights with respect to matters relating to its own distribution arrangements; and (v) certain classes offer different features and services to shareholders and may have different investment minimums. The Board of Trustees may classify and reclassify the shares of a Fund into additional classes of shares at a future date.

Copeland Capital Management, LLC (the “Adviser,” “Copeland,” or “CCM”) is the Funds’ investment adviser. The Funds’ investment objectives, restrictions and policies are more fully described here and in the applicable Prospectus. The Board may start other series and offer shares of a new fund under the Trust at any time.

Under the Trust’s Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal. Shareholders can remove a Trustee to the extent provided by the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules and regulations promulgated thereunder. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders. As a result, normally no annual or regular meetings of shareholders will be held unless matters arise requiring a vote of shareholders under the Agreement and Declaration of Trust or the 1940 Act.

TYPES OF INVESTMENTS

The investment objectives of each Fund and a description of its principal investment strategies are set forth under “Fund Summary” in the applicable Prospectus. Each Fund’s investment objectives are not “fundamental” and may be changed without the approval of a majority of its outstanding voting securities, however, shareholders will be given at least 60 days’ notice of such a change.

Principal Investment Strategies

The following information describes securities in which each Fund (unless otherwise stated) may invest as part of its principal investment strategy and their related risks.

Common Stock (All Funds)

Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.

The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth.

Micro Capitalization Stock Risk. (Copeland SMID Cap Dividend Growth Fund and Copeland Dividend Growth Fund Only). Equity securities of micro capitalization companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of micro capitalization companies at the desired time.

Real Estate Investment Trusts (All Funds)

The Funds may invest in securities of real estate investment trusts (“REITs”). REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 90% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

REITs generally can be classified as “Equity REITs”, “Mortgage REITs” and “Hybrid REITs.” An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation, which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although the Funds can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.

Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.

Investments in REITs also involve risks. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Internal Revenue Code of 1986, as amended (the “Code”), or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Master Limited Partnerships (All Funds)

The Funds may invest in master limited partnership interests (“MLPs”). MLPs are limited partnerships the interests in which (known as “units”) are traded on public exchanges, just like corporate stock. MLPs are limited partnerships that provide an investor with a direct interest in a group of assets (generally, oil and gas properties). Master limited partnership units typically trade publicly, like stock, and thus may provide the investor more liquidity than ordinary limited partnerships. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. A limited partnership has one or more general partners (they may be individuals, corporations, partnerships or another entity) which manage the partnership, and limited partners, which provide capital to the partnership but have no role in its management. When an investor buys units in an MLP, he or she becomes a limited partner. MLPs are formed in several ways. A non-traded partnership may decide to go public. Several non-traded partnerships may “roll up” into a single MLP. A corporation may spin off a group of assets or part of its business into an MLP of which it is the general partner, either to realize what it believes to be the assets’ full value or as an alternative to issuing debt. A corporation may fully convert to an MLP, although the tax consequences make this unappealing; or, a newly formed company may operate as an MLP from its inception.

There are different types of risks to investing in MLPs, including regulatory risks and interest rate risks. Currently most partnerships enjoy pass through taxation of their income to partners, which avoids double taxation of earnings. If the government were to change tax rules relating to MLPs, unitholders would not be able to enjoy the relatively high yields in the sector for long. In addition, MLPs that charge government-regulated fees for transportation of oil and gas products through their pipelines are subject to unfavorable changes in government-approved rates and fees, which would affect an MLP’s revenue stream negatively. MLPs also carry some interest rate risks. During increases in interest rates, MLPs may not produce decent returns to shareholders.

Preferred Stock (Copeland SMID Cap Dividend Growth Fund Only)

Preferred stocks are securities that have characteristics of both common stocks and corporate bonds. Preferred stocks may receive dividends but payment is not guaranteed as with a bond. These securities may be undervalued because of a lack of analyst coverage resulting in a high dividend yield or yield to maturity.  The risks of preferred stocks include a lack of voting rights and the Fund’s Adviser may incorrectly analyze the security, resulting in a loss to the Fund.  Furthermore, preferred stock dividends are not guaranteed and management can elect to forego the preferred dividend, resulting in a loss to the Fund.  Preferred stock may also be convertible in the common stock of the issuer.  Convertible securities may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. A convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock. In general, preferred stocks generally pay a dividend at a specified rate and have preference over common stock in the payment of dividends and in liquidation. The Funds may invest in preferred stock with any or no credit rating. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock market value may change based on changes in interest rates.

Foreign Securities (Copeland International Small Cap Fund Only)

The Copeland International Small Cap Fund will invest in securities of foreign issuers and may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the Securities and Exchange Commission (“SEC”), the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.

International war or conflicts (including those in Europe and the Middle East, among others) and geopolitical events in foreign countries, along with instability in regions such as Asia, Eastern Europe and the Middle East, possible terrorist attacks in the United States or around the world, and other similar events could affect the U.S. and foreign financial markets. As a result, whether or not a Fund invests in securities located in or with significant exposure to the countries directly affected, the value and liquidity of the Funds’ investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Funds could be significantly impacted.

European countries can be significantly affected by the tight fiscal and monetary controls that the European Economic and Monetary Union (“EMU”) imposes on its members. Europe’s economies are diverse, its governments are decentralized, and its cultures vary widely. Several European Union (“EU”) countries have faced budget issues, some of which may have negative long-term effects for the economies of those countries and other EU countries. There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among EMU member countries. Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the EMU. These requirements can severely limit the ability of EMU member countries to implement monetary policy to address regional economic conditions.

In 2016, the United Kingdom (“UK”) held a referendum election and voters elected to withdraw from the EU (commonly referred to as “Brexit”). On January 31, 2020, the UK officially withdrew from the EU and the two sides entered a transition phase that ended on December 31, 2020. On December 24, 2020, the UK and EU finalized a new trade deal with no tariffs or quotas on products, regulatory and customs cooperation mechanisms as well as provisions ensuring a level playing field for open and fair competition. In March 2021, the UK and EU put in place a regulatory dialogue on financial systems based on a separate memorandum of understanding. The agreement governs the new relationship between the UK and EU with respect to trading goods and services, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. The full scope and nature of the consequences of the exit are not at this time known and are unlikely to be known for a significant period of time. It is also unknown whether the United Kingdom’s exit will increase the likelihood of other countries also departing the EU. Any additional exits from the EU, or the possibility of such exits, may have a significant impact on the United Kingdom, Europe, and global economies, which may result in increased volatility and illiquidity, new legal and regulatory uncertainties and potentially lower economic growth for such economies that could potentially have an adverse effect on the value of the Funds’ investments.

In February 2022, Russia commenced a military attack on Ukraine. The hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of Fund investments, even beyond any direct exposure the Fund may have to issuers located in these countries.

Other economic challenges facing Europe include high levels of public debt, significant rates of unemployment, aging populations, mass migrations from the Middle East and

Africa, and more recently, the Ukraine, and heavy regulation in certain economic sectors. European governments have taken unprecedented steps to respond to the economic crises and to boost growth in the region, which has increased the risk that regulatory uncertainty could negatively affect the Fund’s investments. The ultimate effects of these events and other socio-political, geopolitical or public health issues are not known but could profoundly affect global economies and markets. The impact of these actions and events, especially if they occur in a disorderly fashion, is not clear, but could be significant and far-reaching.

To the extent the Fund’s currency exchange transactions do not fully protect the Fund against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Foreign Currency Transactions (Copeland International Small Cap Fund Only)

The value in U.S. dollars of the Copeland International Small Cap Fund’s non-dollar-denominated foreign securities may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. To seek to minimize the impact of such factors on its net asset value, the Fund may engage in foreign currency transactions in connection with its investments in foreign securities. The Fund will enter into foreign currency transactions only to attempt to “hedge” the currency risk associated with investing in foreign securities. Although such transactions tend to minimize the risk of loss that would result from a decline in the value of the hedged currency, they also may limit any potential gain that might result should the value of such currency increase.

Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market or through forward contracts to purchase or sell foreign currencies. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into with large commercial banks or other currency traders who are participants in the interbank market. Currency exchange transactions also may be effected through the use of futures contracts or other derivatives. The Fund may also attempt to hedge its foreign currency exchange rate risk by engaging in currency swap agreements and options. The Fund may hold a portion of its assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these assets are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

The forecasting of currency market movement is extremely difficult, and whether any hedging strategy will be successful is highly uncertain. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward currency contract. Accordingly, the Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if the Adviser’s predictions regarding the movement of foreign currency or securities markets prove inaccurate. The Fund will incur additional expenses to hedge its foreign currency exposure. The Fund’s practice of hedging perceived currency risk in foreign securities tends to make the Fund underperform a similar unhedged portfolio when the dollar is losing value against the local currencies in which the portfolio’s investments are denominated. Conversely, the Fund’s practice of hedging perceived currency risk in foreign securities tends to make the Fund outperform a similar unhedged portfolio when the dollar is gaining in value against the local currencies in which the portfolio’s investments are denominated. Because forward currency contracts are privately negotiated transactions, there can be no assurance that the Fund will have flexibility to roll over a forward currency contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will meet its financial obligations.

Emerging Markets Securities (Copeland International Small Cap Fund Only)

The Copeland International Small Cap Fund will purchase securities of emerging market issuers and may purchase ETFs and other closed end funds that invest in emerging market securities. Emerging markets include all markets that are not considered to be developed markets by the MSCI World Ex USA Index. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Depositary Receipts (Copeland International Small Cap Fund Only)

The Copeland International Small Cap Fund may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Many of the risks described above regarding foreign securities apply to investments in ADRs.

Derivatives (Copeland SMID Cap Dividend Growth Fund Only)

On a very limited basis, the Fund may invest in derivatives in order to hedge against market movements while liquidating certain position and buying other securities. For example, the Fund may buy put options on certain market indices while settlement is pending for individual securities which have been liquidated. It is the Adviser’s strategy to maintain exposure to the markets through the use of puts until proceeds from liquidated holdings are received and can then be reinvested.

Derivatives are subject to the risk that a counterparty will default on its obligations. If such a default occurs, a Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation or legality or enforceability of a contract. he information below contains additional information about derivatives generally.

Futures Contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when the Fund purchases or sells a security, no price would be paid or received by the Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the Fund’s open positions in futures contracts, the Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.

These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The Fund expects to earn interest income on its margin deposits.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

For example, one contract in the Financial Times Stock Exchange 100 Index future is a contract to buy 25 pounds of sterling multiplied by the level of the UK Financial Times 100 Share Index on a given future date. Settlement of a stock index futures contract may or may not be in the underlying instrument or index. If not in the underlying instrument or index, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset at the time the stock index futures contract expires.

Options on Futures Contracts. The Fund may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Regulation as a Commodity Pool Operator. A notice has been filed with the National Futures Association, claiming an exclusion for each Fund from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission (“CFTC”) promulgated thereunder, with respect to the Fund’s operations. Accordingly, the Fund is not subject to registration or regulation as a commodity pool operator.

Options On Securities. The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor’s 500® Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor’s 100®. Indices may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange (the “NYSE”), the American Stock Exchange, the Pacific Stock Exchange and the Philadelphia Stock Exchange.

The Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

If an option purchased by the Fund expires unexercised, that Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Certain Risks Regarding Options. There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Successful use by the Fund of options on stock indices will be subject to the ability of the Adviser to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, the Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Inasmuch as the Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Fund bears the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and the Fund’s securities that would result in a loss on both such securities and the options on stock indices acquired by the Fund.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Fund is unable to close out a call option on securities that it has written before the option is exercised, the Funds may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it will have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

Cover for Options Positions. Transactions using options (other than options that the Fund has purchased) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (i) an offsetting (“covered”) position in securities or other options or (ii) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (i) above. The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with the Custodian in the prescribed amount. Under current SEC guidelines, the Fund will segregate assets to cover transactions in which the Fund writes or sells options.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to cover or segregated accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Dealer Options. The Fund may engage in transactions involving dealer options as well as exchange-traded options. Certain additional risks are specific to dealer options. While the Fund might look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Funds may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when the Fund writes a dealer option, the Fund may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Fund originally wrote the option. While the Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Fund, as a covered dealer call option writer, is able to affect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because the Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets that it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.

The Staff of the SEC has taken the position that purchased dealer options are illiquid securities. The Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Fund will treat dealer options as subject to the Fund’s limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, the Fund will change its treatment of such instruments accordingly.

Spread Transactions. The Fund may purchase covered spread options from securities dealers. These covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Fund the right to put securities that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund, in addition to the risks of dealer options described above, is the cost of the premium paid as well as any transaction costs. The purchase of spread options will be used to protect the Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. This protection is provided only during the life of the spread options.

Swap Agreements. The Fund may enter into interest rate, index and currency exchange rate swap agreements in an attempt to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. The Fund’s obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities, to avoid leveraging of the Fund’s portfolio.

Whether the Fund’s use of swap agreements enhance the Fund’s total return will depend on the Adviser’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund’s Adviser will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund’s repurchase agreement guidelines. The swap market has grown substantially in recent years and has become relatively liquid as compared to the markets of other similar instruments that are traded in the over-the-counter markets. The Adviser, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and related regulatory developments have imposed comprehensive regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to the Fund, may increase the cost of the Fund’s investments in swaps and cost of doing business.

Certain Investment Techniques and Derivatives Risks. When the Adviser of the Fund uses investment techniques such as margin, leverage and short sales, and forms of financial derivatives, such as options and futures, an investment in the Funds may be more volatile than investments in other mutual funds. Although the intention is to use such investment techniques and derivatives to minimize risk to the Fund, there is the possibility that improper implementation of such techniques and derivative strategies or unusual market conditions could result in significant losses to the Fund. Derivatives are used to limit risk in the Fund or to enhance investment return and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives involve special risks, including: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss in unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, or that penalties could be incurred for positions held less than the required minimum holding period, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences. In addition, the use of derivatives for non-hedging purposes (that is, to seek to increase total return) is considered a speculative practice and may present an even greater risk of loss than when used for hedging purposes.

In October 2020, the SEC adopted Rule 18f-4 under the 1940 Act providing for the regulation of registered investment companies’ use of derivatives and certain related instruments (the “Derivatives Rule”). The Derivatives Rule, among other things, limits derivatives exposure through one of two value-at-risk tests, requires funds to adopt and implement a derivatives risk management program, including the appointment of a derivatives risk manager and the implementation of certain testing requirements, and subjects funds to certain reporting requirements with respect to derivatives. Subject to certain conditions, funds that do not invest heavily in derivatives may be deemed limited derivatives users and would not be subject to the full requirements of the new rule. The SEC also eliminated the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments effective when a fund complies with the Derivatives Rule. The Derivatives Rule could impact the effectiveness or raise the costs of the Fund’s derivatives transactions, impede the employment of the Fund’s derivatives strategies, or adversely affect Fund performance and cause the Fund to lose value. Compliance with the Derivatives Rule was required beginning August 2022.

Investment Companies (All Funds)

The Fund may invest in investment companies such as open-end funds (mutual funds), exchange traded funds (“ETFs”) and closed-end funds (also referred to as “Underlying Funds”). The 1940 Act provides that mutual funds may not: (1) purchase more than 3% of an investment company’s outstanding shares; (2) invest more than 5% of its assets in any single such investment company (the “5% Limit”), and (3) invest more than 10% of its assets in investment companies overall (the “10% Limit”), unless: (i) the underlying investment company and/or the Fund has received an order for exemptive relief from such limitations from the SEC and the underlying investment company and the Fund take appropriate steps to comply with any conditions in such order, or (ii) an exception is available.

The SEC recently adopted certain regulatory changes and took other actions related to the ability of an investment company to invest in the securities of another investment company. These changes include, among other things, the rescission of certain SEC exemptive orders permitting investments in excess of the statutory limits and the withdrawal of certain related SEC staff no-action letters and the adoption of Rule 12d1-4 under the 1940 Act, which permits the Funds to invest in other investment companies beyond the statutory limits, subject to certain conditions and subject to the acquiring Fund and acquired fund entering into a fund of funds investment agreement.

In addition, Section 12(d)(1)(F) of the 1940 Act, as amended provides that the above limitations shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 ½% percent. An investment company that issues shares to the Fund pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. The Funds (or the Adviser acting on behalf of a Fund) must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.

The Funds and any “affiliated persons,” as defined by the 1940 Act, may purchase in the aggregate only up to 3% of the total outstanding securities of any Underlying Fund. Accordingly, when affiliated persons hold shares of any of the Underlying Funds, the Fund’s ability to invest fully in shares of those funds is restricted, and the Adviser must then, in some instances, select alternative investments that would not have been its first preference. The 1940 Act also provides that an Underlying Fund whose shares are purchased by the Fund will be obligated to redeem shares held by the Fund only in an amount up to 1% of the Underlying Fund’s outstanding securities during any period of less than 30 days. Shares held by the Fund in excess of 1% of an Underlying Fund’s outstanding securities therefore, will be considered not readily marketable securities, which, together with other such securities, may not exceed 15% of the Fund’s net assets.

Under certain circumstances an Underlying Fund may determine to make payment of a redemption by a Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, a Fund may hold securities distributed by an Underlying Fund until the Adviser determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisors of the Underlying Funds are made independently of the Fund and the Adviser. Therefore, the investment advisor of one Underlying Fund may be purchasing shares of the same issuer whose shares are being sold by the investment advisor of another such fund. The result would be an indirect expense to a Fund without accomplishing any investment purpose. Because other investment companies employ an investment adviser, such investments by a Fund may cause shareholders to bear duplicate fees.

Closed-End Investment Companies. The SMID Cap Dividend Growth Fund may invest its assets in “closed-end” investment companies (or “closed-end funds”), subject to the investment restrictions set forth above. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the NYSE, the American Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as “NASDAQ”) and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

The Fund generally will purchase shares of closed-end funds only in the secondary market. The Fund will incur normal brokerage costs on such purchases similar to the expenses the Fund would incur for the purchase of securities of any other type of issuer in the secondary market. The Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser, based on a consideration of the nature of the closed-end fund’s proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Fund purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

The Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Funds may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Fund’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. The Fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Exchange Traded Funds. Some ETFs are passive funds that track their related index and have the flexibility of trading like a security. They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (UITs), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of 50,000 shares for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the net asset value (NAV) is calculated. ETFs share many similar risks with open-end and closed-end funds.

There is a risk that an ETFs in which a Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Fund intends to principally invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount. Although the Funds believe that, in the event of the termination of an underlying ETF, they will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time. To the extent a Fund invests in a sector product, the Fund is subject to the risks associated with that sector.

Non-Principal Investment Strategies

The following information describes securities in which each Fund (unless otherwise stated) may invest as part of its non-principal investment strategy and their related risks.

Foreign Currency Transactions (Copeland Dividend Growth Fund Only)

The Copeland Dividend Growth Fund may also engage in foreign currency transactions. Those investments are described above under “Foreign Currency Transactions.”

Preferred Stock (Copeland Dividend Growth Fund and Copeland International Small Cap Fund Only)

The Copeland Dividend Growth Fund and Copeland International Small Cap Fund may also invest in preferred stock. Those investments are described above under “Preferred Stock.”

Depository Receipts (Copeland SMID Cap Dividend Growth Fund and Copeland Dividend Growth Fund Only)

The Copeland SMID Cap Dividend Growth Fund and Copeland Dividend Growth Fund may also invest in depository receipts. Those investments are described above under “Depository Receipts.”

Derivatives (Copeland Dividend Growth Fund and Copeland International Small Cap Fund Only)

Copeland Dividend Growth Fund and Copeland International Small Cap Fund may also invest in derivatives. Those investments are described above under “Derivatives.”

Investment Companies (Copeland Dividend Growth Fund and Copeland International Small Cap Fund Only)

Copeland Dividend Growth Fund and Copeland International Small Cap Fund may also invest in investment companies, including ETFs. Those investments are described above under “Investment Companies” and “Exchange Traded Funds, respectively.”

Fixed Income/Debt/Bond Securities (All Funds)

Yields on fixed income securities, which the Funds define to include preferred stock, are dependent on a variety of factors, including the general conditions of the money market and other fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. An investment by the Fund will be subjected to risk even if all fixed income securities in the Fund’s portfolio are paid in full at maturity. All fixed income securities, including U.S. Government securities, can change in value when there is a change in interest rates or the issuer’s actual or perceived creditworthiness or ability to meet its obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a Fund’s investment in that issuer.

There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. In other words, an increase in interest rates produces a decrease in market value. The longer the remaining maturity (and duration) of a security, the greater will be the effect of interest rate changes on the market value of that security. Changes in the ability of an issuer to make payments of interest and principal and in the markets’ perception of an issuer’s creditworthiness will also affect the market value of the debt securities of that issuer. Obligations of issuers of fixed income securities (including municipal securities) are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Reform Act of 1978. In addition, the obligations of municipal issuers may become subject to laws enacted in the future by Congress, state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Changes in the ability of an issuer to make payments of interest and principal and in the market’s perception of an issuer’s creditworthiness will also affect the market value of the debt securities of that issuer. The possibility exists, therefore, that, the ability of any issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

The corporate debt securities in which the Funds may invest include corporate bonds and notes and short-term investments such as commercial paper and variable rate demand notes. Commercial paper (short-term promissory notes) is issued by companies to finance their or their affiliate’s current obligations and is frequently unsecured. Variable and floating rate demand notes are unsecured obligations redeemable upon not more than 30 days’ notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to a direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

The Funds may invest in debt securities, including non-investment grade debt securities. The following describes some of the risks associated with fixed income debt securities:

Interest Rate Risk. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes although they usually offer higher yields to compensate investors for the greater risks. The longer the maturity of the security, the greater the impact a change in interest rates could have on the security’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates and long-term securities tend to react to changes in long-term interest rates.

Credit Risk. Fixed income securities have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.

Extension Risk. The Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as mortgage-backed securities) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration (i.e. interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment Risk. Certain types of debt securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities may include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

Securities subject to prepayment are less effective than other types of securities as a means of “locking in” attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Fund.

At times, some of the mortgage-backed securities in which the Funds may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses in securities purchased at a premium, as unscheduled prepayments, which are made at par, will cause the Fund to experience a loss equal to any unamortized premium.

Certificates of Deposit and Bankers’ Acceptances (All Funds)

The Funds may invest in certificates of deposit and bankers’ acceptances, which are considered to be short-term money market instruments. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper (All Funds)

The Funds may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. It may secured by letters of credit, a surety bond or other forms of collateral. Commercial paper is usually repaid at maturity by the issuer from the proceeds of the issuance of new commercial paper. As a result, investment in commercial paper is subject to the risk the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper, also known as rollover risk. Commercial paper may become illiquid or may suffer from reduced liquidity in certain circumstances. Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline. The short-term nature of a commercial paper investment makes it less susceptible to interest rate risk than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities. As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligation.

Time Deposits and Variable Rate Notes (All Funds)

The Funds may invest in fixed time deposits, whether or not subject to withdrawal penalties.

The commercial paper obligations, which the Funds may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a “Master Note”) permit the Fund to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between the Fund as Lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed. The Fund has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between the Fund and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in each Fund’s Prospectus, there is no limitation on the type of issuer from whom these notes may be purchased; however, in connection with such purchase and on an ongoing basis, the Fund’s Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Variable rate notes are subject to the Fund’s investment restriction on illiquid securities unless such notes can be put back to the issuer on demand within seven days.

Insured Bank Obligations (All Funds)

The Funds may invest in insured bank obligations. The Federal Deposit Insurance Corporation (“FDIC”) insures the deposits of federally insured banks and savings and loan associations (collectively referred to as “banks”) up to $250,000. The Funds may purchase bank obligations that are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank; if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.

High Yield Securities (All Funds)

The Funds may invest in high yield securities. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Ba1 or lower by Moody’s). Other terms used to describe such securities include “lower rated bonds,” “non-investment grade bonds,” “below investment grade bonds,” and “junk bonds.” These securities are considered to be high-risk investments.

The risks include the following:

Greater Risk of Loss. These securities are regarded as predominately speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, the Fund would experience a decrease in income and a decline in the market value of its investments.

Sensitivity to Interest Rate and Economic Changes. The income and market value of lower-rated securities may fluctuate more than higher rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower-rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn.

Valuation Difficulties. It is often more difficult to value lower rated securities than higher rated securities. If an issuer’s financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, the lower rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower rated securities, valuation of such investments is much more dependent on judgment than is the case with higher rated securities.

Liquidity. There may be no established secondary or public market for investments in lower rated securities. Such securities are frequently traded in markets that may be relatively less liquid than the market for higher rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated securities at times. As a result, the Funds may be required to sell investments at substantial losses or retain them indefinitely when an issuer’s financial condition is deteriorating.

Credit Quality. Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.

New Legislation. Future legislation may have a possible negative impact on the market for high yield, high risk bonds. As an example, in the late 1980’s, legislation required federally-insured savings and loan associations to divest their investments in high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on the Funds’ investments in lower rated securities.

High yield, high risk investments may include the following:

Straight fixed-income debt securities. These include bonds and other debt obligations that bear a fixed or variable rate of interest payable at regular intervals and have a fixed or resettable maturity date. The particular terms of such securities vary and may include features such as call provisions and sinking funds.

Zero-coupon debt securities. These bear no interest obligation but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

Zero-fixed-coupon debt securities. These are zero-coupon debt securities that convert on a specified date to interest-bearing debt securities.

Pay-in-kind bonds. These are bonds which allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. These are bonds sold without registration under the Securities Act of 1933, as amended (the “Securities Act”), usually to a relatively small number of institutional investors.

Convertible Securities. These are bonds or preferred stock that may be converted to common stock.

Preferred Stock. These are stocks that generally pay a dividend at a specified rate and have preference over common stock in the payment of dividends and in liquidation.

Loan Participations and Assignments. These are participations in, or assignments of all or a portion of loans to corporations or to governments, including governments of less developed countries (“LDCs”).

Securities issued in connection with Reorganizations and Corporate Restructurings. In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities. The Funds may hold such common stock and other securities even if it does not invest in such securities.

Municipal Government Obligations (All Funds)

In general, municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities.  Municipal obligations generally include debt obligations issued to obtain funds for various public purposes.  Certain types of municipal obligations are issued in whole or in part to obtain funding for privately operated facilities or projects.  Municipal obligations include general obligation bonds, revenue bonds, industrial development bonds, notes and municipal lease obligations.  Municipal obligations also include additional obligations, the interest on which is exempt from federal income tax, that may become available in the future as long as the Board of the Fund determines that an investment in any such type of obligation is consistent with the Fund’s investment objectives.  Municipal obligations may be fully or partially backed by local government, the credit of a private issuer, current or anticipated revenues from a specific project or specific assets or domestic or foreign entities providing credit support such as letter of credit, guarantees or insurance.

Bonds and Notes. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of interest and principal.  Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source.  Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users.  Municipal notes are issued to meet the short-term funding requirements of state, regional and local governments.  Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes and similar instruments.

Municipal Lease Obligations. Municipal lease obligations may take the form of a lease, an installment purchase or a conditional sales contract.  They are issued by state and local governments and authorities to acquire land, equipment and facilities, such as vehicles, telecommunications and computer equipment and other capital assets.  The Funds may invest in Underlying Funds that purchase these lease obligations directly, or it may purchase participation interests in such lease obligations (See “Participation Interests” section). States have different requirements for issuing municipal debt and issuing municipal leases.  Municipal leases are generally subject to greater risks than general obligation or revenue bonds because they usually contain a “non-appropriation” clause, which provides that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.  Such non-appropriation clauses are required to avoid the municipal lease obligations from being treated as debt for state debt restriction purposes.  Accordingly, such obligations are subject to “non-appropriation” risk.  Municipal leases may be secured by the underlying capital asset and it may be difficult to dispose of any such asset in the event of non-appropriation or other default.

United States Government Obligations (All Funds)

These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis. The Funds may also invest in Treasury Inflation-Protected Securities (TIPS).  TIPS are special types of treasury bonds that were created in order to offer bond investors protection from inflation. The values of the TIPS are automatically adjusted to the inflation rate as measured by the Consumer Price Index (CPI). If the CPI goes up by half a percent, the value of the bond (the TIPS) would also go up by half a percent. If the CPI falls, the value of the bond does not fall because the government guarantees that the original investment will stay the same. TIPS decline in value when real interest rates rise. However, in certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration.

United States Government Agency (All Funds)

These consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association (“GNMA” also known as “Freddie Mac”), Farmer’s Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation (“FHLMC”), the Farm Credit Banks, the Federal National Mortgage Association (“FNMA” also known as “Fannie Mae”), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., GNMA mortgage-backed securities); (iii) supported by the issuing agency’s or instrumentality’s right to borrow from the United States Treasury (e.g., FNMA Discount Notes); or (iv) supported only by the issuing agency’s or instrumentality’s own credit (e.g., Tennessee Valley Association).

Government-related guarantors (i.e. not backed by the full faith and credit of the United States Government) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government.

FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates (“PC’s”), which represent interests in conventional mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers.

The extreme and unprecedented volatility and disruption that impacted the capital and credit markets during late 2008 and into 2009 have led to increased market concerns about Freddie Mac’s and Fannie Mae’s ability to withstand future credit losses associated with securities held in their investment portfolios, and on which they provide guarantees, without the direct support of the federal government.  On September 6, 2008, both Freddie Mac and Fannie Mae were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”).  Under the plan of conservatorship, the FHFA has assumed control of, and generally has the power to direct, the operations of Freddie Mac and Fannie Mae, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers, including the power to (1) take over the assets of and operate Freddie Mac and Fannie Mae with all the powers of the shareholders, the directors, and the officers of Freddie Mac and Fannie Mae and conduct all business of Freddie Mac and Fannie Mae; (2) collect all obligations and money due to Freddie Mac and Fannie Mae; (3) perform all functions of Freddie Mac and Fannie Mae which are consistent with the conservator’s appointment; (4) preserve and conserve the assets and property of Freddie Mac and Fannie Mae; and (5) contract for assistance in fulfilling any function, activity, action or duty of the conservator.  In addition, in connection with the actions taken by the FHFA, the U.S. Treasury Department (the “Treasury”) has entered into certain preferred stock purchase agreements with each of Freddie Mac and Fannie Mae which establish the Treasury as the holder of a new class of senior preferred stock in each of Freddie Mac and Fannie Mae, which stock was issued in connection with financial contributions from the Treasury to Freddie Mac and Fannie Mae.  The conditions attached to the financial contribution made by the Treasury to Freddie Mac and Fannie Mae and the issuance of this senior preferred stock place significant restrictions on the activities of Freddie Mac and Fannie Mae.  Freddie Mac and Fannie Mae must obtain the consent of the Treasury to, among other things, (i) make any payment to purchase or redeem its capital stock or pay any dividend other than in respect of the senior preferred stock, (ii) issue capital stock of any kind, (iii) terminate the conservatorship of the FHFA except in connection with a receivership, or (iv) increase its debt beyond certain specified levels.  In addition, significant restrictions are placed on the maximum size of each of Freddie Mac’s and Fannie Mae’s respective portfolios of mortgages and mortgage-backed securities portfolios, and the purchase agreements entered into by Freddie Mac and Fannie Mae provide that the maximum size of their portfolios of these assets must decrease by a specified percentage each year.  The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things) the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in its role as conservator, the restrictions placed on Freddie Mac’s and Fannie Mae’s operations and activities as a result of the senior preferred stock investment made by the Treasury, market responses to developments at Freddie Mac and Fannie Mae, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on any mortgage-backed securities guaranteed by Freddie Mac and Fannie Mae.

Mortgage Pass-Through Securities (All Funds)

Interests in pools of mortgage pass-through securities differ from other forms of debt securities (which normally provide periodic payments of interest in fixed amounts and the payment of principal in a lump sum at maturity or on specified call dates). Instead, mortgage pass-through securities provide monthly payments consisting of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on the underlying residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Unscheduled payments of principal may be made if the underlying mortgage loans are repaid or refinanced or the underlying properties are foreclosed, thereby shortening the securities’ weighted average life. Some mortgage pass-through securities (such as securities guaranteed by GNMA) are described as “modified pass-through securities.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage pass-through securities is GNMA. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Treasury, the timely payment of principal and interest on securities issued by lending institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgage loans. These mortgage loans are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A “pool” or group of such mortgage loans is assembled and after being approved by GNMA, is offered to investors through securities dealers.

Government-related guarantors of mortgage pass-through securities (i.e., not backed by the full faith and credit of the U.S. Treasury) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved sellers/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Mortgage pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Treasury.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage pass-through securities. The Funds do not purchase interests in pools created by such non-governmental issuers.

Resets. The interest rates paid on the Adjustable Rate Mortgage Securities (“ARMs”) in which the Funds may invest generally are readjusted or reset at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the Secured Overnight Financing Rate (SOFR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to be somewhat less volatile.

Caps and Floors. The underlying mortgages which collateralize the ARMs in which a Fund invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down: (1) per reset or adjustment interval, and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower’s monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. The value of mortgage securities in which the Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages.

Convertible Securities (All Funds)

The Funds may invest in convertible securities and non-investment grade convertible securities. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Warrants (All Funds)

The Funds may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant’s exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them.

The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Foreign Securities (Copeland Dividend Growth Fund and Copeland SMID Cap Dividend Growth Fund Only)

The Copeland Dividend Growth Fund and Copeland SMID Cap Dividend Growth Fund may also invest in foreign securities. Those investments are described above under “Foreign Securities.”

Emerging Markets Securities (Copeland Dividend Growth Fund and SMID Cap Dividend Growth Fund Only)

The Copeland Dividend Growth Fund and SMID Cap Dividend Growth Fund may also invest in emerging markets securities. Those investments are described above under “Emerging Markets Securities.”

Illiquid and Restricted Securities (All Funds)

Each Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.

Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation. The Fund might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. The Underlying Fund might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Under guidelines adopted by the Trust’s Board, the Adviser of the Fund may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the Securities Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. In making this determination, the Adviser will consider, as it deems appropriate under the circumstances and among other factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) dealer undertakings to make a market in the security; (5) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (6) the rating of the security and the financial condition and prospects of the issuer. In the case of commercial paper, the Adviser will also determine that the paper (1) is not traded flat or in default as to principal and interest, and (2) is rated in one of the two highest rating categories by at least two National Statistical Rating Organization (“NRSRO”) or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Adviser determines that it is of equivalent quality.

Rule 144A securities and Section 4(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Fund’s Adviser to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(2) commercial paper could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if institutional buyers are unwilling to purchase such securities.

Repurchase Agreements (All Funds)

Each Fund may enter into repurchase agreements. In a repurchase agreement, an investor (such as the Fund) purchases a security (known as the “underlying security”) from a securities dealer or bank. Any such dealer or bank must be deemed creditworthy by the Adviser. At that time, the bank or securities dealer agrees to repurchase the underlying security at a mutually agreed upon price on a designated future date. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at an agreed upon rate due to the Fund on repurchase. In either case, the income to the Fund generally will be unrelated to the interest rate on the underlying securities. Repurchase agreements must be “fully collateralized,” in that the market value of the underlying securities (including accrued interest) must at all times be equal to or greater than the repurchase price. Therefore, a repurchase agreement can be considered a loan collateralized by the underlying securities.

Repurchase agreements are generally for a short period of time, often less than a week, and will generally be used by the Fund to invest excess cash or as part of a temporary defensive strategy. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. These losses could result from: (a) possible decline in the value of the underlying security while the Fund is seeking to enforce its rights under the repurchase agreement; (b) possible reduced levels of income or lack of access to income during this period; and (c) expenses of enforcing its rights.

When-Issued, Forward Commitments and Delayed Settlements (All Funds)

Each Fund may purchase and sell securities on a when-issued, forward commitment or delayed settlement basis. In this event, the Custodian (as defined under the section entitled “Custodian”) will segregate liquid assets equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Fund may be required subsequently to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Fund’s commitment. It may be expected that the Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

The Funds do not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objectives. Because the Fund will segregate liquid assets to satisfy its purchase commitments in the manner described, the Fund’s liquidity and the ability of the Funds’ Adviser to manage them may be affected in the event the Funds’ forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

A Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss. When the Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until it has paid for and delivered on the settlement date.

Short Sales (All Funds)

Each Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When a Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Fund sells securities short, it will pledge collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be pledged as collateral to the selling broker (not including the proceeds of the short sale). The Fund does not intend to enter into short sales (other than short sales “against the box”) if immediately after such sales the aggregate of the value of all collateral plus the amount in such segregated account exceeds 5% of the value of the Fund’s net assets. This percentage may be varied by action of the Board of Trustees. A short sale is “against the box” to the extent the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

Micro Capitalization Stock Risk (Copeland International Small Cap Fund Only)

Copeland International Small Cap Fund is also subject to micro capitalization stock risk. That risk is described above under “Micro Capitalization Stock Risk.”

INVESTMENT RESTRICTIONS

Each Fund has adopted the following investment restrictions that may not be changed without approval by a “majority of the outstanding shares” of each Fund which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund.

1.	Borrowing Money. The Funds will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of each Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of each Fund’s total assets at the time when the borrowing is made.

2.	Senior Securities. The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by each Fund, provided that each Fund’s engagement in such activities is consistent with or permitted by the

1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3.	Underwriting. The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), each Fund may be deemed an underwriter under certain federal securities laws.

4.	Real Estate. The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Funds from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5.	Commodities. The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude each Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

6.	Loans. The Funds will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7.	Concentration. Each Fund will not invest 25% or more of its total assets, measured at the portfolio’s rebalancing, in a particular industry or group of industries. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities.

8.	Diversification. With respect to 75% of its total assets, each Fund will not invest more than 5% of its total assets at the time of purchase in securities of any single issuer (other than obligations issued or guaranteed by the U.S. government, its agencies, enterprises or instrumentalities or securities of other investment companies) and will not purchase more than 10% of any class of the outstanding voting securities of any issuer.

9.	With respect to investment limitation number 7, to the extent an Underlying Fund has adopted a policy to concentrate in a particular industry or group of industries, the Fund will consider such policy for purposes of determining compliance with its concentration limitation.

THE FOLLOWING ARE ADDITIONAL INVESTMENT LIMITATIONS OF EACH FUND (UNLESS OTHERWISE NOTED). THE FOLLOWING RESTRICTIONS ARE DESIGNATED AS NON-FUNDAMENTAL AND MAY BE CHANGED BY THE BOARD OF TRUSTEES OF THE TRUST WITHOUT THE APPROVAL OF SHAREHOLDERS.

1.	Pledging. Each Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation. Each Fund will not pledge more than one third of its assets at any one time.

2.	Borrowing. Each Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

3.	Margin Purchases. Each Fund will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by each Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts and other permitted investment techniques.

4.	Illiquid Investments. Each Fund will not hold 15% or more of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

5.	80% Dividend Paying Securities Investment Policy (Copeland Dividend Growth Fund Only). The Fund has adopted a policy that under normal conditions, the Fund will invest at least 80% of its assets (defined as net assets plus the amount of borrowing for investment purposes) in securities that pay a dividend and have increased their dividend in the most recent annual period. Shareholders of the Fund will be provided with at least 60 days prior written notice of any change in the Fund’s policy.

6.	80% Investment Policy (Copeland SMID Cap Dividend Growth Fund Only). The Copeland SMID Cap Dividend Growth Fund has adopted a policy that under normal market conditions, the Fund will invest at least 80% of its assets (defined as net assets plus the amount of borrowing for investment purposes) in securities of small and mid-capitalization companies that pay a dividend and that have increased their dividend in the most recent annual period. Shareholders of the Fund will be provided with at least 60 days prior written notice of any change in the

Fund’s policy. The Fund’s Adviser considers “small and mid-capitalization” companies to include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 2500® Index. This capitalization range fluctuates and the average market cap was $11.763 billion as of February 28, 2026.

7.	80% Small Capitalization Policy (International Small Cap Fund Only). The International Small Cap Fund has adopted a policy that under normal market conditions, the Fund invests at least 80% of its net assets (defined as net assets plus the amount of borrowing for investment purposes) in securities of small capitalization companies. The Fund’s adviser considers “small capitalization” companies to include companies with market capitalizations, at the time of purchase, within the market capitalization rage of any stock in the MSCI World Ex USA Small Cap Index. This capitalization range fluctuates and was $43 million to $14.6 billion as of February 28, 2026. Shareholder of the International Small Cap Fund will be provided with at least 60 days’ prior written notice of any change in the International Small Cap Fund’s policy.

8.	Foreign Investment Policy (Copeland International Small Cap Fund Only). The Copeland International Small Cap Fund has adopted a policy that under normal market conditions, the Fund will invest in at least three different countries, and at least 40% of its assets outside of the U.S. Shareholders of the Fund will be provided with at least 60 days’ prior notice of any change in the Fund’s policy.

9.	If a restriction on a Fund’s investments is adhered to at the time an investment is made, a subsequent change in the percentage of Fund assets invested in certain securities or other instruments, or change in average duration of the Fund’s investment portfolio, resulting from changes in the value of the Fund’s total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which are available within 60 days of the end of the second and fourth fiscal quarters and which are filed with the SEC on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters.  The Funds also are required to file schedules of portfolio holdings with the SEC on Form N-PORT within 60 days of the end of the first and third fiscal quarters.  The Funds must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Funds, upon request, free of charge.  This policy is applied uniformly to all shareholders of the Funds without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor). Within thirty days after the end of each quarter, the Adviser posts on the Funds’ website a profile of the Funds which typically includes each Fund’s top ten holdings. The Funds may choose to make available on their website, no sooner than thirty days after the end of each quarter, a complete schedule of its portfolio holdings as of the last day of the month.

Pursuant to policies and procedures adopted by the Board of Trustees, the Funds have ongoing arrangements to release portfolio holdings information on a daily basis to the Adviser, the Administrator and the Custodian and on an as needed basis to other third parties providing services to the Funds.  Additionally, the Funds have an ongoing arrangement with Morningstar, Inc. to release portfolio holdings information on a monthly basis, with a 15-day lag, for the purpose of reviewing the portfolio to allow for the development of ratings for the Funds and for purpose of compiling reports and preparing data for use by the Funds or their Adviser.  Furthermore, the Trust, on behalf of the Funds may choose to make portfolio holdings information available to other fund rating agencies and fund database service providers, such as Lipper, Morningstar or Bloomberg L.P., on an earlier and more frequent schedule and on a confidential basis. The Adviser, the Administrator and the Custodian receive portfolio holdings information daily in order to carry out the essential operations of the Funds.  The Funds disclose portfolio holdings to their auditors, legal counsel, proxy voting services (if applicable), pricing services, printers, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers as needed to provide services to the Funds.  The lag between the date of the information and the date on which the information is disclosed to these third parties will vary based on the identity of the party to whom the information is disclosed.  For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel at any time.

The Funds, the Adviser, the Administrator and the Custodian are prohibited from entering into any special or ad hoc arrangements with any persons to make available information about the Funds’ portfolio holdings without the specific approval of the Board.  Any party wishing to release portfolio holdings information on an ad hoc or  special basis must submit any proposed arrangement to the Board, which will review such arrangement to determine whether it is (i) in the best interests of Fund shareholders, (ii) whether the information will be kept confidential (based on the factors discussed below) (iii) whether sufficient protections are in place to guard against personal trading based on the information and (iv) whether the disclosure presents a conflict of interest between the interests of Fund shareholders and those of the Adviser, or any affiliated person of the Funds or the Adviser. Additionally, the Adviser and any affiliated persons of the Adviser are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Funds, as a result of disclosing a Fund’s portfolio holdings.

Information disclosed to third parties, whether on an ongoing or ad hoc basis, is disclosed under conditions of confidentiality.  “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship) or (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships). The agreements with the Funds’ Administrator and Custodian contain confidentiality clauses, which the Board and these parties have determined extend to the disclosure of nonpublic information about a Fund’s portfolio holding and the duty not to trade on the non-public information. The Adviser has entered into a separate written confidentiality agreement that prohibits the disclosure of nonpublic information about a Fund’s portfolio holdings and includes a duty not to trade on the non-public information.

MANAGEMENT

The business of the Trust is overseen by the Board in accordance with the Agreement and Declaration of Trust and the Trust’s By-laws, which have been filed with the SEC and are available upon request. The Board consists of 4 individuals, 3 of whom are not “interested persons” (as defined under the 1940 Act) of the Trust and the Adviser (“Independent Trustees”). Pursuant to the governing documents of the Trust, the Board shall elect officers including a President, a Principal Executive Officer, a Secretary, a Treasurer, who is also the Principal Financial Officer, and a Chief Compliance Officer. The Board retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the opinion of the Board, are necessary or incidental to carry out any of the Trust’s purposes. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

Board Leadership Structure. Thomas A. Leonard serves as the Chairman of the Board of Trustees of the Trust since the Trust’s inception. Mr. Leonard also serves as the Chairman of the Audit Committee, and as Chairman of the Nominating and Governance Committee and is an Independent Trustee. Under the Trust’s Declaration of Trust, By-Laws and governance guidelines, the Chairman of the Board is generally responsible for (a) chairing board meetings, (b) setting the agendas for these meetings and (c) providing information to board members in advance of each board meeting and between board meetings.  Additionally, the Trust’s governance guidelines provide that Independent Trustees will meet in executive session at each regularly scheduled Board meeting and no less than quarterly.  The Trust believes that its independent Chairman, together with the Audit Committee and the Nominating and Governance Committee is an effective and appropriate leadership structure given the nature of the Funds.

Board Risk Oversight. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from the Trust’s Chief Compliance Officer (the “Trust CCO”) at quarterly meetings and on an ad hoc basis, when and if necessary.  Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Trust CCO is the primary recipient and communicator of such risk-related information. The Board and the Independent Trustees also have access to the Trust’s independent registered public accounting firm and independent legal counsel for consultation to assist them in performing their oversight responsibilities.

Trustee Qualifications. Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including (i) experience, (ii) qualifications, (iii) attributes and (iv) skills.

Mr. Stephen M. Wynne has more than 30 years of experience in managing and delivering comprehensive services to the investment management industry including asset servicing, distribution support and investment analytics. He served as CEO of two different financial services firms and currently serves on the Board of Trustees of FundVantage Trust, Third Avenue Trust, Third Avenue Variable Series Trust and Polen Credit Opportunities Fund, and formerly served on the Board of Trustees of the Context Capital Funds, each a registered investment company. Mr. Wynne’s background with the investment management industry, his leadership skills as a financial executive, and his experience with other investment company’s boards bring practical knowledge to Board discussions regarding the operations of the Funds and the Trust.

Mr. Bruce M. Aronow has more than 20 years of experience in the financial services industry, including serving as a partner at one of the largest accounting firms in the U.S. and as Managing Partner of an investment management firm with approximately $20 billion in assets under management. He currently serves as a Trustee of PFM Multi-Manager Series Trust, and formerly as the Chief Financial Officer of The Managers Funds. Mr. Aronow currently holds an inactive Certified Public Accountant designation. Mr. Aronow’s background in investment management and accounting, his leadership skills as a chief financial officer, and his experience with other mutual funds bring context and insight to Board discussions and decision-making regarding the Trust’s operations and dialogue with the Funds’ auditors.

Mr. Thomas A. Leonard has more than 35 years of experience in the financial services industry as a leader of the financial services practice of one of the largest accounting firms in the U.S. Mr. Leonard holds a Certified Public Accountant designation. Mr. Leonard’s background in the financial services industry and accounting is significantly helpful to the Board, the Audit Committee and the Nominating and Governance Committee in carrying out their oversight responsibilities of the Adviser and working with the Funds’ auditors. Mr. Leonard currently serves on the Board of Lincoln Funds Trust, Lincoln Bain Capital Total Credit Fund and Lincoln Partners Group Royalty Fund.

Mr. Eric C. Brown has more than 30 years of experience in the asset management industry, including serving as Chief Executive Officer of the Adviser since 2005. Mr. Brown’s knowledge of the industry and the Adviser is helpful to the Board in understanding the Funds’ operations and in carrying out its oversight responsibilities with respect to the Adviser.

The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that collective experience of each Trustee makes them highly qualified.

TRUSTEES AND OFFICERS

The names, year of birth, addresses, present position(s) with the Funds, term of office and length of time served, principal occupation(s) during the past five years and other directorships held outside the Fund complex of the Funds’ trustees and officers are set forth in the table below. The Board of Trustees is responsible for managing the business affairs of the Funds. Unless otherwise noted, the address of each Trustee, and each Officer is c/o Copeland Capital Management, LLC, 161 Washington Street, Suite 1325, Conshohocken, PA 19428.

Independent Trustees

Name, Address and Age	Position/Term of Office	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships held by Trustee During Past 5 Years
Thomas A. Leonard Year of Birth: 1949	Chairman/Indefinite (since 2010)	Retired (since 2008); Partner and Financial Services Industry Leader, PricewaterhouseCoopers LLP (accounting firm) (1970–2008).	3	Trustee, Lincoln Funds Trust (2 Portfolios) (2024 to Present); Lincoln Bain Capital Total Credit Fund since 2025 (1 portfolio); Lincoln Partners Group Royalty Fund since 2025 (1 portfolio)
Bruce M. Aronow Year of Birth: 1965	Trustee/Indefinite (since 2010)	CEO, eLocalUSA LLC (online directory business) (since 2008); Managing Partner, Managers Investment Group LLC (2005–2008).	3	Trustee, PFM Multi-Manager Series Trust (3 Portfolios) (2017-Present)
Stephen M. Wynne Year of Birth: 1955	Trustee/Indefinite (since 2010)	CEO, BNY Mellon, U.S. Funds Services (2010); CEO (2008–2010) and President (2005–2008), PNC Global Investment Servicing.	3	Trustee, Third Avenue Trust (4 Portfolios) and Third Avenue Variable Series Trust (1 Portfolio) (2019-Present); Trustee, FundVantage Trust (33 Portfolios) (2009-Present); Trustee, Polen Credit Opportunities Fund (1 Portfolio) (2023-Present)

Interested Trustee and Officers

Name, Address and Age	Position/Term of Office	Principal Occupation During the Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships held by Trustee During Past 5 Years
Eric C. Brown Year of Birth: 1969	Interested Trustee/President /Indefinite (since 2010); Principal Executive Officer (2010–2015)	Chief Executive Officer and Portfolio Manager, Copeland Capital Management, LLC (since 2005).	3	N/A
Mark W. Giovanniello Year of Birth: 1974	Vice President, Principal Executive Officer / Indefinite (since 2015); Treasurer, Principal Financial Officer (2010–2015)	Chief Investment Officer, Partner and Portfolio Manager, Copeland Capital Management, LLC (since 2009); Portfolio Manager, Rorer Asset Management, LLC (2006–2009).	N/A	N/A
Steven J. Adams Year of Birth: 1963	Vice-President, Treasurer, Principal Financial Officer / Indefinite (since 2015)	Chief Operating and Financial Officer, Partner, Copeland Capital Management, LLC (since 2015); Chief Financial Officer, AMG Funds (2008–2015).	N/A	N/A
Sofia A Rosala Year of Birth: 1974	Vice President, Chief Compliance Officer, Secretary / Indefinite (since 2016)	General Counsel, Partner and Chief Compliance Officer, Copeland Capital Management, LLC (since 2016); U.S. Counsel and Deputy Funds Chief Compliance Officer, Aberdeen Asset Management Inc. (2012-2016).	N/A	N/A
James Colantino 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022 Year of Birth: 1969	Assistant Secretary / Indefinite (since 2010)	Senior Vice President – Fund Administration (since 2012) and Vice President (2004-2012), Ultimus Fund Solutions, LLC.	N/A	N/A
Ed Kelly 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022 Year of Birth: 1989	Assistant Secretary / Indefinite (since 2022)	Assistant Vice President – Fund Administration (since 2022); Manager – Fund Administration (2018-2022) and Assistant Manager – Fund Administration (2016-2018), Ultimus Fund Solutions, LLC	N/A	N/A

*	The term “Fund Complex” refers to the Copeland Trust.

**	Mr. Rorer is an “interested person” of the Funds as defined in the 1940 Act, because of his relationship with Copeland Capital Management, LLC. Mr. Rorer is also the father-in-law of Eric Brown, the Trust’s President.

Board Committees

Audit Committee. The Board has an Audit Committee that consists of all the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act. The Audit Committee’s responsibilities include: (i) recommending to the Board the selection, retention or termination of the Trust’s independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Trust’s financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust’s independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor’s independence; and (v) considering the comments of the independent auditors and management’s responses thereto with respect to the quality and adequacy of the Trust’s accounting and financial reporting policies and practices and internal controls. The Audit Committee operates pursuant to an Audit Committee Charter. For the fiscal year ended November 30, 2025, the Audit Committee met four times.

Nominating and Governance Committee: The Board has a Nominating and Governance Committee that consists of all the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act. The Nominating and Governance Committee’s responsibilities include, among other things: (i) identifying and recommending to the Board of all persons to be nominated as Trustees of the Trust; (ii) recommending for the Board’s approval, a statement of fund governance principles; (iii) overseeing the self-evaluation of the Board and its committees; (iv) making recommendations to the Board regarding the size, structure and composition of the Board, qualifications for Board membership and compensation and indemnification and insurance for Board members; and (v) recommending to the Board with respect to the responsibilities, retention and compensation of the Trusts CCO. The Nominating and Governance Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Committee care of the Trust’s Secretary. The Nominating and Governance Committee convened four times during the fiscal year ended November 30, 2025.

Compensation

Each Trustee who is not affiliated with the Trust or Adviser will receive (i) a base annual retainer of $32,000, (ii) $12,000 for attendance at four regularly scheduled Board meetings, (iii) $2,000 for attendance at each regularly scheduled Audit Committee meeting, (iv) $750 and $2,500 per each additional special telephonic or in person meeting, respectively, and (v) reimbursement for any reasonable expenses incurred attending the meetings. For carrying out his additional responsibilities, the independent Chairman of the Board receives an additional $10,000 per year. The foregoing compensation will be paid in quarterly payments.

The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receives compensation from the Trust for performing the duties of their offices. The Adviser’s Chief Compliance Officer also serves as the Trust CCO. The Trust CCO’s compensation is reviewed and approved by the Trust’s Board of Trustees and paid by the Adviser. However, the Funds reimburse the Adviser for their allocable portion of the Trust CCO’s salary. As a result, the Trust CCO fee paid by the Funds is only a portion of the total compensation received by the Trust CCO.

The table below details the amount of compensation the Trustees and the Trust CCO received from the Trust for the fiscal year ended November 30, 2025. The Trust does not have a bonus, profit sharing, pension or retirement plan.

Name and Position	Aggregate Compensation From the Copeland Dividend Growth Fund	Aggregate Compensation From the Copeland SMID Cap Dividend Growth Fund	Aggregate Compensation From the Copeland International Small Cap Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund Complex (1)
Stephen M. Wynne, Trustee	$8,726.64	$47,091.07	$182.29	$0	$0	$56,000
Bruce M. Aronow, Trustee	$8,726.64	$47,091.07	$182.29	$0	$0	$56,000
Thomas A. Leonard, Chairman	$9,572.81	$51,233.04	$194.15	$0	$0	$61,000
Eric C. Brown, Trustee	$0	$0	$0	$0	$0	$0
Sofia A. Rosala, Trust CCO	$30,898	$57,691	$15,390	$0	$0	$103,979

(1)	The term “Fund Complex” refers to the Copeland Trust.

Trustee Ownership

As of December 31, 2025, the Trustees beneficially owned the following amounts in the Funds:

Name of Trustee	Dollar Range of Securities in the Copeland Dividend Growth Fund	Dollar Range of Securities in the Copeland SMID Cap Dividend Growth Fund	Dollar Range of Securities in the Copeland International Small Cap Fund	Aggregate Dollar Range of Securities In Trust
Stephen M. Wynne	$1-$10,000	$0	$0	$1-$10,000
Bruce M. Aronow	$0	$0	$0	$0
Thomas A. Leonard	$10,001 - $50,000	$0	$0	$10,001 - $50,000
Eric C. Brown	$0	$0	$0	$0

Trustee and Management Ownership

As of March 3, 2026, the Trustees and officers, as a group, owned less than 1% of the outstanding shares of each Fund, other than the International Small Cap Fund, 42.12% of which was owned by the Trustees and officers as a group.

CONTROL PERSONS AND PRINCIPAL HOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a Fund.  A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a fund or acknowledges the existence of such control.

As of March 3, 2026, the following shareholders of record owned 5% or more of the outstanding shares of Class A, Class C and Class I of a Fund:

Copeland Dividend Growth Fund
Name & Address	Class	Ownership	Percentage of Class	Percentage of Fund
UBS WM USA 1000 Harbor Blvd. 5th Floor Weehawken, NJ 07086	C	Record	39.80%	8.74%
LPL Financial 4701 Executive Dr San Diego, CA 92121	C	Record	23.76%	5.21%
UBS WM USA 1000 Harbor Blvd. 5th Floor Weehawken, NJ 07086	A	Record	21.63%	9.20%
LPL Financial 4701 Executive Dr San Diego, CA 92121	A	Record	20.57%	8.74%
UBS WM USA 1000 Harbor Blvd. 5th Floor Weehawken, NJ 07086	I	Record	53.41%	18.95%

Copeland SMID Cap Dividend Growth Fund
Name & Address	Class	Ownership	Percentage of Class	Percentage of Fund
Morgan Stanley Smith Barney 1 New York Plaza 39th Floor New York, NY 10004	I	Record	32.75%	32.46%
Texas Treasury Safekeeping Trust 208 E 10th Street 4th Floor Austin, TX 78701	I	Record	10.52%	10.42%
Charles Schwab & Co Inc. 211 Main Street San Francisco, CA 94105	I	Record	8.20%	8.12%

Copeland International Small Cap Fund
Name & Address	Class	Ownership	Percentage of Class	Percentage of Fund
Charles Barrett C/O Copeland Capital Management 161 Washington Street, Suite 1325 Conshohocken, PA 19428	I	Record	30.43%	30.41%
Mark Giovanniello C/O Copeland Capital Management 161 Washington Street, Suite 1325 Conshohocken, PA 19428	I	Beneficial	29.12%	29.10%
Steven Adams C/O Copeland Capital Management 161 Washington Street, Suite 1325 Conshohocken, PA 19428	I	Beneficial	13.03%	13.02%
Kenneth Lee C/O Copeland Capital Management 161 Washington Street, Suite 1325 Conshohocken, PA 19428	I	Beneficial	13.03%	13.02%

INVESTMENT ADVISER

Copeland Capital Management, LLC, 161 Washington Street, Suite 1325, Conshohocken, PA 19428, serves as investment adviser to the Trust. The Adviser was established in 2005, and also advises individuals, pension and profit sharing plans, trusts, estates, charitable organizations, state or municipal government entities, corporations and other business entities, in addition to the Funds. The Management Committee controls the Adviser. Subject to the supervision and direction of the Trustees, the Adviser manages the Funds’ securities and investments in accordance with each Fund’s stated investment objectives and policies, makes investment decisions and places orders to purchase and sell securities on behalf of the Funds. The fee paid to the Adviser is governed by an investment management agreement (“Management Agreement”) between the Trust, on behalf of the Funds and the Adviser.

Advisory fees paid by the Copeland SMID Cap Dividend Growth Fund: For the fiscal year ended November 30, 2023, the Adviser earned fees of $431,610 and reimbursed the Fund $386,832 per the expense limitation agreement described below for a net advisory fee of 0.08%. For the fiscal year ended November 30, 2024, the Adviser earned fees of $1,107,256 and reimbursed the Fund $579,643 per the expense limitation agreement described below for a net advisory fee of 0.36%. For the fiscal year ended November 30, 2025, the Adviser earned fees of $1,270,718 and reimbursed the Fund $732,535 per the expense limitation agreement described below for a net advisory fee of 0.32%.

Advisory fees paid by the Copeland Dividend Growth Fund: For the fiscal year ended November 30, 2023, the Adviser earned fees of $344,766 and reimbursed the Fund $332,494 per the expense limitation agreement described below for a net advisory fee of 0.03%. For the fiscal year ended November 30, 2024, the Adviser earned fees of $304,109 and reimbursed the Fund $304,109 per the expense limitation agreement described below for a net advisory fee of 0.00%. For the fiscal year ended November 30, 2025, the Adviser earned fees of $235,376 and reimbursed the Fund $226,414 per the expense limitation agreement described below for a net advisory fee of 0.03%.

Advisory fees paid by the Copeland International Small Cap Fund: For the fiscal year ended November 30, 2023, the Adviser earned fees of $3,404 and reimbursed the Fund $3,404 per the expense limitation agreement described below for a net advisory fee of 0.00%. For the fiscal year ended November 30, 2024, the Adviser earned fees of $4,213 and reimbursed the Fund $4,213 per the expense limitation agreement described below for a net advisory fee of 0.00%. For the fiscal year ended November 30, 2025, the Adviser earned fees of $4,930 and reimbursed the Fund $4,930 per the expense limitation agreement described below for a net advisory fee of 0%.

Under the Management Agreement, the Adviser, pursuant to oversight of the Board, agrees to invest the assets of the Funds in accordance with applicable law and the investment objectives, policies and restrictions set forth in the respective Funds’ current Prospectus and Statement of Additional Information, and subject to such further limitations as the Trust may from time to time impose by written notice to the Adviser. The Adviser shall act as the investment adviser to the Funds and, as such shall (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Funds in a manner consistent with their investment objectives, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold, retained or lent by the Funds, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, that the Adviser will place orders pursuant to its investment determinations either directly with the issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and to brokers who provide the Adviser with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers. The Adviser also provides the Funds with all necessary office facilities and personnel for servicing the Funds’ investments, compensates all officers, Trustees and employees of the Trust who are officers, directors or employees of the Adviser (with the exception of the allocable portion of the Trust CCO’s salary paid by the Funds), and all personnel of the Funds or the Adviser performing services relating to research, statistical and investment activities. The Management Agreement for the Funds, was renewed by the Board of the Trust, including by a majority of the Independent Trustees, at a meeting held on May 14, 2025.

Pursuant to the Management Agreement, the Adviser receives fees at the annual rate of 0.75%, 0.75% and 0.78% of the average daily net assets, computed daily and payable monthly of Copeland SMID Cap Dividend Growth Fund, Copeland Dividend Growth Fund and, Copeland International Small Cap Fund respectively.

Expenses not expressly assumed by the Adviser under the Management Agreement or an expense limitation agreement described below are paid by each Fund.  Under the terms of the Management Agreement, each Fund is responsible for the payment of the following expenses, applicable or allocable to its operations among others: (a) its fees payable to the Adviser; (b) the fees and expenses of Trustees who are not affiliated persons of the Adviser; (c) the fees and certain expenses of the Custodian and Transfer and Dividend Disbursing Agent (as defined under the section entitled “Transfer Agent”), including the cost of maintaining certain required records of each Fund and of pricing each Fund’s shares; (d) the charges and expenses of the Trust CCO, legal counsel and independent accountants for the Funds; (e) brokerage commissions and any issue or transfer taxes chargeable to each Fund in connection with its securities transactions; (f) all taxes and corporate fees payable by each Fund to governmental agencies; (g) the fees of any trade association of which the Funds may be members; (h) the cost of share certificates representing shares of each Fund; (i) the cost of fidelity and liability insurance; (j) the fees and expenses involved in registering and maintaining registration of each Fund and of its shares with the SEC, qualifying its shares under state securities laws, including the preparation and printing of the Funds’ registration statements and prospectuses for such purposes; (k) all expenses of shareholders and Trustees’ meetings (including travel expenses of Trustees and officers of the Funds who are directors, officers or employees of the Adviser) and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders; and (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

The Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to maintain the Copeland SMID Cap Dividend Growth Fund’s total annual operating expenses (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) at 1.20% and 0.95% of the daily average net asset value of Class A and Class I shares, respectively, through March 31, 2027. The Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to maintain the Copeland Dividend Growth Fund’s total annual operating expenses (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) at 1.20%, 1.95% and 1.05% of the daily average net asset value of Class A, Class C, and Class I shares, respectively, through March 31, 2027. The Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to maintain the Copeland International Small Cap Fund’s total annual operating expenses (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) at 1.23% and 0.98% of the daily average net asset value of Class A and Class I shares, respectively, through March 31, 2027. Each waiver or reimbursement by the Adviser is subject to repayment by a Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the lesser of the expense limitation in effect at the time of the waiver/reimbursement and the expense limitation in effect at the time of the repayment, and the repayment is approved by the Board of Trustees.

The Management Agreement will continue in effect from year to year for a Fund provided such continuance is approved at least annually by (a) a vote of the majority of the Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding shares of that Fund. The Management Agreement may be terminated without penalty on 60 days’ written notice by a vote of a majority of the Trustees or by the Adviser, or by holders of a majority of that Fund’s outstanding shares. The Management Agreement shall terminate automatically in the event of its assignment.

Codes of Ethics

The Trust, the Adviser and the Distributor have adopted respective codes of ethics under Rule 17j-1 under the 1940 Act that govern the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust. Under these codes of ethics, the Trustees are permitted to invest in securities that may also be purchased by the Funds.

In addition, the Trust has adopted a separate code of ethics that applies only to the Trust’s executive officers to ensure that these officers promote professional conduct in the practice of corporate governance and management. The purpose behind these guidelines is to promote i) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; ii) full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the SEC and in other public communications made by the Funds; iii) compliance with applicable governmental laws, rule and regulations; iv) the prompt internal reporting of violations of this Code to an appropriate person or persons identified in the Code; and v) accountability for adherence to the Code.

Proxy Voting Policies

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust, which delegate the responsibility for voting proxies of securities held by the Funds to the Adviser, subject to the Board’s continuing oversight. The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Funds and their shareholders. The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of the Funds, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest. A copy of the Adviser’s Proxy Voting Policies is attached hereto as Appendix A.

More information. Information regarding how a Fund voted proxies relating to portfolio securities held by the Fund during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Funds at 1-888-9-COPELAND (1-888-926-7352); or sending an email to Fulfillment@ultimusfundsolutions.com; (2) on or through the Funds’ website at www.CopelandFunds.com and (3) on the U.S. SEC’s website at http://www.sec.gov. In addition, a copy of the Funds’ proxy voting policies and procedures are also available by calling 1-888-9-COPELAND and will be sent within three business days of receipt of a request.

DISTRIBUTION OF SHARES

Northern Lights Distributors, LLC (the “Distributor”), 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022, serves as the principal underwriter and national distributor for the shares of the Funds pursuant to a written agreement with the Trust (the “Underwriting Agreement”). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of FINRA. The offering of each Fund’s shares is continuous. The Underwriting Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use reasonable efforts to facilitate the sale of the Funds’ shares.

The Underwriting Agreement provides that, unless sooner terminated, it will continue from year to year, subject to annual approval by (a) the Board or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

The Underwriting Agreement may be terminated by a Fund at any time, without the payment of any penalty, by vote of a majority of the entire Board of the Trust or by vote of a majority of the outstanding shares of that Fund on 60 days’ written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days’ written notice to the that Fund. The Underwriting Agreement will automatically terminate in the event of its assignment.

The Distributor receives the portion of the Class A sales charge on all direct initial investments in the Funds and on all investments in accounts with no designated dealer of record. The Distributor may enter into selling agreements with broker-dealers, financial intermediaries, and others, including the Adviser, which solicit orders for the sale of shares of the Funds and may allow concessions to dealers that sell shares of the Funds. The Distributor may also enter into shareholder service agreements with such entities that provide or arrange to provide shareholder support or administrative services to the Funds’ shareholders.

Distribution Fees for the Copeland SMID Cap Dividend Growth Fund. For the fiscal year ended November 30, 2023, the Distributor received fees of $652 for Class A shares. For the fiscal year ended November 30, 2024, the Distributor received fees of $843 for Class A shares. For the fiscal year ended November 30, 2025, the Distributor received fees of $128 for Class A shares.

Distribution Fees for the Copeland Dividend Growth Fund. For the fiscal year ended November 30, 2023, the Distributor received fees of $30 for Class A and Class C shares. For the fiscal year ended November 30, 2024, the Distributor received fees of $48 for Class A and Class C shares. For the fiscal year ended November 30, 2025, the Distributor received fees of $985 for Class A and Class C shares.

Distribution Fees for the Copeland International Small Cap Fund. The International Small Cap Fund did not pay any distribution fees during the fiscal year ended November 30, 2023. The International Small Cap Fund did not pay any distribution fees during the fiscal year ended November 30, 2024. The International Small Cap Fund did not pay any distribution fees during the fiscal year ended November 30, 2025.

The Distributor does not receive compensation from any of the Funds for the distribution of the Funds’ Class I shares; however, the Adviser pays an annual fee to the Distributor as compensation for underwriting services rendered to the Funds pursuant to the Underwriting Agreement. The Adviser may also pay an annual fee to the Distributor to the extent that the sales charges and 12b-1 plan payments for Class A shares and 12b-1 plan payments for Class C shares are insufficient to cover the Distributor’s annual fees.

The Distributor also receives 12b-1 fees from the Funds as described under the following section entitled “Rule12b-1 Plans”.

Rule 12b-1 Plans

Each Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act for its Class A shares (the “Class A Plan”) and Copeland Dividend Growth Fund has adopted a plan pursuant to Rule 12b-1 for its Class C shares (the “Class C Plan”) collectively (the “Plans”).  Each Fund has not adopted a Plan for its Class I shares. Each Plan permits a Fund to pay the Distributor for certain distribution and promotion expenses related to marketing shares of that Fund.  The amount payable annually under the Class A Plan is 0.25% of its average daily net assets.  The amount payable annually by the Class C Plan is 1.00% of the average daily net assets of Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a service fee).

Under each Plan, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that are engaged in the sale of shares of the Fund, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares of the Fund; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to such Plan) who engage in or support distribution of shares of the Fund; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating such Plan.

The Class C Plan also authorizes the payment of service fees to the Distributor, investment dealers and other persons in amounts not exceeding 0.25% of the average daily net assets of Class C shares for personal services, and/or the maintenance of shareholder accounts. The Fund may compensate securities dealers or other financial intermediaries, financial institutions, investment advisers and others that (a) hold Class C shares for shareholders in omnibus accounts or as shareholders of record or provide shareholder support or administrative services to the Fund and its Class C shareholders or (b) render shareholder support services not otherwise provided by the Fund’s transfer agent, including, but not limited to, allocated overhead, office space and equipment, telephone facilities and expenses, answering routine inquiries regarding the Fund, processing shareholder transactions, and providing such other shareholder services as the Trust may reasonably request.

The Trustees expect that the Plans could significantly enhance each Fund’s ability to expand distribution of shares of that Fund. It is also anticipated that an increase in the size of a Fund would produce economies of scale that benefit its shareholders, facilitate more efficient portfolio management, and assist the Fund in seeking to achieve its investment objectives.

Each Plan has been approved by the Trust’s Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in a Plan or any related agreement, by a vote cast in person. Continuation of each Plan and the related agreements must be approved by the Trustees annually, in the same manner, and a Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of a Fund. Any amendment increasing the maximum percentage payable under the Plans or other material change must be approved by a majority of the outstanding shares of a Fund, and all other material amendments to a Plan or any related agreement must be approved by a majority of the independent Trustees.

During the fiscal year ended November 30, 2024, the Copeland SMID Cap Dividend Growth Fund paid $5,320 pursuant to the Plan for Class A shares, including $1,446 for compensation to broker-dealers.

During the fiscal year ended November 30, 2024, the Copeland Dividend Growth Fund paid $34,400 and $91,178 pursuant to the Plan for Class A and Class C shares respectively, including $14,917 and $17,251, respectively, for compensation to broker-dealers.

For the fiscal year ended November 30, 2024, the Distributor received $368 in underwriting commissions for sales of Class A shares of the Dividend Growth Fund and $6,357 in underwriting commissions for sales of Class A shares of the SMID Cap Dividend Growth Fund. The following table sets forth the total underwriting commissions retained by the Distributor from the Funds during the fiscal period ended November 30, 2024:

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
Copeland Dividend Growth Fund Class A	$48	$0	$0	*
Copeland Dividend Growth Fund Class C	$0	$0	$0	*
Copeland SMID Cap Dividend Growth Fund Class A	$843	$0	$0	*

The Distributor received $37,632 from the Adviser as compensation for its distribution services to the Funds.

The Distributor also receives 12b-1 fees from the Funds as described under the following section entitled “Rule 12b-1 Plans”.

During the fiscal year ended November 30, 2024, the Copeland International Small Cap Fund did not pay any fees pursuant to the Plan for Class A shares.

For the fiscal year indicated below, the Funds paid the following allocated distribution fees:

Actual 12b-1 Expenditures Paid by
Copeland Shares
During the Fiscal Period Ended November 30, 2024
Copeland SMID Cap Dividend Growth Fund – Class A
Advertising/Marketing	None
Printing/Postage	None
Payment to distributor	$291
Payment to dealers	$1,446
Compensation to sales personnel	None
Other	$3,583
Total	$5,320

Actual 12b-1 Expenditures Paid by
Copeland Shares
During the Fiscal Period Ended November 30, 2024
	Copeland Dividend Growth Fund - Class A	Copeland Dividend Growth Fund - Class C
Advertising/Marketing	None	None
Printing/Postage	None	None
Payment to distributor	$1,459	$5,532
Payment to dealers	$14,917	$17,251
Compensation to sales personnel	None	None
Other	$18,024	$68,395
Total	$34,400	$91,178

During the fiscal year ended November 30, 2025, the Copeland SMID Cap Dividend Growth Fund paid $4,138 pursuant to the Plan for Class A shares, including $1,347 for compensation to broker-dealers.

During the fiscal year ended November 30, 2025, the Copeland Dividend Growth Fund paid $29,703 and $69,495 pursuant to the Plan for Class A and Class C shares respectively, including $11,887 and $12,505, respectively, for compensation to broker-dealers.

For the fiscal year ended November 30, 2025, the Distributor received $0 in underwriting commissions for sales of Class A shares of the Dividend Growth Fund and

$0 in underwriting commissions for sales of Class A shares of the SMID Cap Dividend Growth Fund. The following table sets forth the total underwriting commissions retained by the Distributor from the Funds during the fiscal period ended November 30, 2025:

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
Copeland Dividend Growth Fund Class A	$985	$0	$0	*
Copeland Dividend Growth Fund Class C	$0	$0	$0	*
Copeland SMID Cap Dividend Growth Fund Class A	$128	$0	$0	*

The Distributor received $38,586 from the Adviser as compensation for its distribution services to the Funds.

The Distributor also receives 12b-1 fees from the Funds as described under the following section entitled “Rule 12b-1 Plans”.

During the fiscal year ended November 30, 2025, the Copeland International Small Cap Fund did not pay any fees pursuant to the Plan for Class A shares.

For the fiscal year indicated below, the Funds paid the following allocated distribution fees:

Actual 12b-1 Expenditures Paid by
Copeland Shares
During the Fiscal Period Ended November 30, 2025
Copeland SMID Cap Dividend Growth Fund – Class A
Advertising/Marketing	None
Printing/Postage	None
Payment to distributor	$230
Payment to dealers	$1,347
Compensation to sales personnel	None
Other	$2,561
Total	$4,138

Actual 12b-1 Expenditures Paid by
Copeland Shares
During the Fiscal Period Ended November 30, 2025
	Copeland Dividend Growth Fund - Class A	Copeland Dividend Growth Fund - Class C
Advertising/Marketing	None	None
Printing/Postage	None	None
Payment to distributor	$1,462	$4,684
Payment to dealers	$11,887	$12,505
Compensation to sales personnel	None	None
Other	$16,354	$52,306
Total	$29,703	$69,495

Non-Rule 12b-1 Shareholder Service Plan

Each Fund has adopted a non-Rule 12b-1 shareholder service plan (the “Shareholder Service Plan”) for its Class I shares.  Each Shareholder Service Plan permits the Fund to pay for certain expenses related to shareholder support or administrative services for the Class I shareholders.  The amount payable annually under each Shareholder Service Plan is 0.10% of the average daily net assets of the Class I shares.

Under each Shareholder Service Plan, the Trust may, directly or indirectly, engage in any activities related to the shareholder support or administrative services for the shareholders of the Class I shares of each Fund, including without limitation, payments to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that (a) hold Class I shares for shareholders in omnibus accounts or as shareholders of record or provide or arrange to provide shareholder support or administrative services to the Fund and its Class I shareholders or (b) render shareholder support services not otherwise provided by the Fund’s transfer agent, including, but not limited to, allocated overhead, office space and equipment, telephone facilities and expenses, answering routine inquiries regarding the Fund, processing shareholder transactions, and providing such other shareholder services as the Trust may reasonably request.

During the fiscal year ended November 30, 2025, the Copeland Dividend Growth Fund paid $12,553 in fees associated with the Shareholder Service Plan. During the fiscal year ended November 30, 2025, the Copeland SMID Cap Dividend Growth Fund paid $53,971 in fees associated with the Shareholder Service Plan. During the fiscal year ended November 30, 2025, the Copeland International Small Cap Fund paid $0 in fees associated with the Shareholder Service Plan during the fiscal year ended November 30, 2025.

PORTFOLIO MANAGERS

The following tables list the number and types of accounts managed by each Portfolio Manager in addition to those of the Funds and assets under management in those accounts as of November 30, 2025:

Total Other Accounts Managed

Copeland SMID Cap Dividend Growth Fund

The mutual fund portfolio management is shared between Mark Giovanniello, Eric Brown, David McGonigle and Jeffrey Walkenhorst.

	Number of Accounts by Account Type	Total Assets By Account Type ($ million)	Number of Accounts by Account Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee ($ million)
Mark W. Giovanniello
Registered Investment Company Accounts	6 shared	$654	0	$0
Pooled Investment Vehicle Accounts	0	$0	0	$0
Other Accounts	2,025 shared	$3,492	0	$0
Eric C. Brown
Registered Investment Company Accounts	6 shared	$654	0	$0
Pooled Investment Vehicle Accounts	0	$0	0	$0
Other Accounts	2,025 shared	$3,492	0	$0
David McGonigle
Registered Investment Company Accounts	6 shared	$654	0	$0
Pooled Investment Vehicle Accounts	0	$0	0	$0
Other Accounts	2,025 shared	$3,492	0	$0
Jeffrey Walkenhorst
Registered Investment Company Accounts	6 shared	$654	0	$0
Pooled Investment Vehicle Accounts	0	$0	0	$0
Other Accounts	2,025 shared	$3,492	0	$0

Copeland Dividend Growth Fund

Mutual fund portfolio management and some other accounts are shared between Eric Brown and Mark Giovanniello and some accounts are shared with other portfolio managers.

	Number of Accounts by Account Type	Total Assets By Account Type ($ million)	Number of Accounts by Account Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee ($ million)
Eric C. Brown
Registered Investment Company Accounts	6 shared	$654	0	$0
Pooled Investment Vehicle Accounts	0	$0	0	$0
Other Accounts	2,025 shared	$3,492	0	$0
Mark Giovanniello
Registered Investment Company Accounts	6 shared	$654	0	$0
Pooled Investment Vehicle Accounts	0	$0	0	$0
Other Accounts	2,025 shared	$3,492	0	$0

Copeland International Small Cap Fund

Total Other Accounts Managed

Mutual fund portfolio management and some other accounts are shared between Willard Kwak and Kenneth Lee and some accounts are shared with other portfolio managers.

	Number of Accounts by Account Type	Total Assets By Account Type ($ million)	Number of Accounts by Account Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee ($ million)
Willard Kwak
Registered Investment Company Accounts	1 shared	$0.70	0	$0
Pooled Investment Vehicle Accounts	0	$0	0	$0
Other Accounts	6 shared	$2.7	0	$0
Kenneth T. Lee
Registered Investment Company Accounts	1 shared	$0.70	0	$0
Pooled Investment Vehicle Accounts	0	$0	0	$0
Other Accounts	6 shared	$2.7	0	$0

Conflicts of Interest.

The portfolio managers may manage numerous accounts for multiple clients.  These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions).  The portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

When the portfolio managers have responsibility for managing more than one account, potential conflicts of interest may arise.  Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, the Adviser may receive fees from certain accounts that are higher than the fee it receives from the Funds, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Funds. The Adviser has adopted policies and procedures designed to address these potential material conflicts.  For instance, the Adviser utilizes a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

Compensation

Portfolio Managers are compensated in three ways: 1) equity ownership of Copeland; 2) base salary; and 3) bonuses related to performance of recommendations within each sector for each sector specific analyst, strategy performance relative to benchmarks for each lead Portfolio Manager and overall firm level performance for each of our strategies. Bonus compensation can vary year-to-year but can represent 100% to

150% of base compensation on the high end. Equity units are issued on a more long-term basis and can vary greatly from year to year. Equity is granted with long-term vesting schedules. The Adviser’s compensation structure is purposefully designed to allow outstanding performance to be rewarded, but also encourages a collaborative approach in that everyone has an interest in not just seeing their sector do well, but also the strategy and the firm as a whole.

Ownership.

The following table shows the dollar range of equity securities beneficially owned by the portfolio managers in the Funds they manage as of November 30, 2025.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Copeland SMID Cap Dividend Growth Fund
Mark Giovanniello	$100,001-$500,000
Eric Brown	None
David McGonigle	None
Jeffrey Walkenhorst	None

Name of Portfolio Manager	Dollar Range of Equity Securities in the Copeland Dividend Growth Fund
Eric Brown	$50,001-$100,000
Mark Giovanniello	$10,001-$50,000

Name of Portfolio Manager	Dollar Range of Equity Securities in the Copeland International Small Cap Fund
Willard Kwak	$50,001-$100,000
Kenneth Lee	$50,001-$100,000

ALLOCATION OF PORTFOLIO BROKERAGE

Specific decisions to purchase or sell securities for the Funds are made by the portfolio managers, who are employees of the Adviser. The Adviser is authorized by the Trustees to allocate the orders placed on behalf of the Funds to brokers or dealers who may, but need not, provide research or statistical material or other services to the Funds or the Adviser for the Funds’ use. Such allocation is to be in such amounts and proportions as the Adviser may determine.

In selecting a broker or dealer to execute each particular transaction, the Adviser will take into consideration execution capability and available liquidity; timing and size of particular orders; commission rates; responsiveness; trading experience; reputation, and integrity and fairness in resolving disputes. “Best execution” means the best overall qualitative execution, not necessarily the lowest possible commission cost. The Adviser will obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will periodically evaluate the overall reasonableness of brokerage commissions paid on client transactions by reference to such data. The Adviser periodically reviews the past performance of the exchange members, brokers or dealers with whom it has been placing orders to execute Fund transactions in light of the factors discussed above.

Brokers or dealers executing a portfolio transaction on behalf of the Funds may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage, research and other services provided to the Funds. In allocating portfolio brokerage, the Adviser may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Adviser exercises investment discretion. Some of the services received as the result of Fund transactions may primarily benefit accounts other than the Funds, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Funds. The aggregate amount of brokerage commissions paid by the Copeland SMID Cap Dividend Growth Fund for the fiscal years ended November 30, 2023, November 30, 2024 and November 30, 2025 were $36,259, $91,321, and $119,462 respectively. The aggregate amount of brokerage commissions paid by the Copeland Dividend Growth Fund for the fiscal years ended November 30, 2023, November 30, 2024 and November 30, 2025 were $17,461, $12,847, and $9,215 respectively. The aggregate amount of brokerage commissions paid by the Copeland International Small Cap Fund for the fiscal years ended November 30, 2023, November 30, 2024 and November 30, 2025 was $799, $731, and $721 respectively.

PORTFOLIO TURNOVER

Each Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the respective Fund during the fiscal year. The calculation excludes from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Fund. A 100% turnover rate would occur if all of a Fund’s portfolio securities were replaced once within a one-year period. During the fiscal years ended November 30, 2024 and November 30, 2025, the Copeland SMID Cap Dividend Growth Fund’s portfolio turnover rates were 24% and 66% respectively, of the average value of its portfolio. During the fiscal years ended November 30, 2024 and November 30, 2025, the Copeland Dividend Growth Fund’s portfolio turnover rates were 32% and 27%, respectively, of the average value of its portfolio. During the fiscal years ended November 30, 2024 and November 30, 2025, the Copeland International Small Cap Fund’s portfolio turnover rates were 48% and 37% respectively, of the average value of its portfolio.

OTHER SERVICE PROVIDERS

Fund Administration

The Administrator for the Fund is Ultimus Fund Solutions, LLC, (“UFS” or the “Administrator”), which has its principal office at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, and is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds. Ultimus Fund Solutions, LLC (“UFS”) is an affiliate of the Distributor.

Pursuant to the Fund Services Agreement with the Trust, the Administrator provides administrative services to the Funds, subject to the supervision of the Board. The Administrator may provide persons to serve as officers of the Trust. Such officers may be directors, officers or employees of the Administrator or its affiliates.

The Fund Services Agreement was initially approved by the Board at a meeting held on November 15, 2010, and was most recently amended on February 4, 2020. The Agreement is subject to annual approval of the Board for one-year periods.  The Fund Services Agreement is terminable by the Board or the Administrator on 90 days’ written notice and may be assigned provided the non-assigning party provides prior written consent. This Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Administrator or reckless disregard of its obligations thereunder, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Fund Services Agreement, the Administrator provides facilitating administrative services, including: (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Funds; (ii) facilitating the performance of administrative and professional services to the Funds by others, including the Funds’ Custodian; (iii) preparing, but not paying for, the periodic updating of the Funds’ Registration Statement, Prospectuses and Statement of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, and preparing reports to the Funds’ shareholders and the SEC; (iv) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or “Blue Sky” laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Funds and/or their shares under such laws; (v) preparing notices and agendas for meetings of the Board and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (vi) monitoring daily and periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Code and the Prospectuses.

For the administrative services rendered to the Funds by UFS, the Funds pay UFS the greater of an annual minimum fee or an asset based fee, which scales downward based upon the respective Fund’s net assets. The Funds also pays the Administrator for any out-of-pocket expenses. For the fiscal years ended November 30, 2023, November 30, 2024 and November 30, 2025 the Copeland SMID Cap Dividend Growth Fund paid administration fees in the amount of $59,286, $125,633, and $176,941 respectively. For the fiscal years ended November 30, 2023, November 30, 2024 and November 30, 2025, the Copeland Dividend Growth Fund paid administration fees in the amount of

$57,544, $56,896 and $43,098, respectively. For the fiscal years ended November 30, 2023, November 30, 2024 and November 30, 2025, the Copeland International Small Cap Fund paid administration fees in the amount of $28,567, $34,792 and $38,275, respectively.

Fund Accounting

The Administrator, pursuant to the Fund Services Agreement, provides the Funds with accounting services, including: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Funds’ listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Funds; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Funds’ custodian or Adviser; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Funds.

For the fund accounting services rendered to the Funds under the Fund Services Agreement, the Funds pay UFS the greater of an annual minimum fee or an asset based fee, which scales downward based upon the respective Fund’s net assets. The Funds also pay the Administrator for any out-of-pocket expenses. For the fiscal years ended November 30, 2023, November 30, 2024 and November 30, 2025, the Copeland SMID Cap Dividend Growth Fund paid fund accounting service fees in the amount of $39,779, $51,960, and $61,503, respectively. For the fiscal years ended November 30, 2023, November 30, 2024 and November 30, 2025, the Copeland Dividend Growth Fund paid fund accounting service fees in the amount of $39,025, $49,188, and $43,549 respectively. For the fiscal years ended November 30, 2023, November 30, 2024 and November 30, 2025, the Copeland International Small Cap Fund paid fund accounting fees in the amount of $33,085, $31,849, and $36,393, respectively.

Transfer Agent

UFS, 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022, acts as transfer, dividend disbursing, and shareholder servicing agent for the Funds pursuant to a written agreement with the Funds.  Under the agreement, UFS is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.  For transfer agency services rendered to the Funds under the Fund Services Agreement, the Funds pay UFS the greater of an annual minimum fee or an asset based fee, which scales downward based upon the respective Fund’s net assets. The Funds also pay UFS for any out-of-pocket expenses. For the fiscal years ended November 30, 2023, November 30, 2024, and November 30, 2025 the Copeland SMID Cap Dividend Growth Fund paid transfer agency service fees in the amount of $33,637, $79,564, and $84,456 respectively. For the fiscal years ended November 30, 2023, November 30, 2024 and November 30, 2025, the Copeland Dividend Growth Fund paid transfer agency service fees in the amount of $25,634, $29,652, and $16,600, respectively. For the fiscal years ended November 30, 2023, November 30, 2024 and November 30, 2025, the Copeland International Small Cap Fund paid transfer agency service fees in the amount of $1,001, $3,347, and $7,388, respectively.

Custodian

The Northern Trust Company, located at 50 S. LaSalle Street, Chicago, IL 60603 (the “Custodian”) serves as the custodian of the Funds’ assets pursuant to a Custody Agreement by and between the Custodian and the Trust on behalf of the Funds.  The Custodian’s responsibilities include safeguarding and controlling the Funds’ cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds’ investments. Pursuant to the Custody Agreement, the Custodian also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser.

DESCRIPTION OF SHARES

Each share of beneficial interest of the Trust has one vote in the election of Trustees. Cumulative voting is not authorized for the Trust. This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

Shareholders of the Trust and any other future series of the Trust will vote in the aggregate and not by series or class except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interest of the shareholders of a particular series or class. Matters such as ratification of the independent public accountants and election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series. Each class of shares of a Fund will vote separately on matters related to its Rule 12b-1 Plan and Shareholder Service Plan, as applicable.

The Trust is authorized to issue an unlimited number of shares of beneficial interest. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Funds. All shares issued are fully paid and non-assessable.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor, and Transfer Agent have established proper anti-money laundering procedures, reported suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase of Shares

Investors may only purchase Fund shares after receipt of a current prospectus and by filling out and submitting an application supplied by the Funds. Both may be obtained, without charge, by contacting the Funds’ transfer agent, Ultimus Fund Solutions, LLC, 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022, or by calling toll-free 1-888-9-COPELAND (1-888-926-7352). You may also obtain a Prospectus and an account application by visiting www.CopelandFunds.com.

Copeland SMID Cap Dividend Growth Fund ticker symbols. The ticker symbol for Class A shares of the Fund is CSDGX. The ticker symbol for Class I shares of the Fund is CSMDX.

Copeland Dividend Growth Fund ticker symbols. The ticker symbol for Class A shares of the Fund is CDGRX. The ticker symbol for Class C shares of the Fund is CDCRX. The ticker symbol for Class I shares of the Fund is CDIVX.

Copeland International Small Cap Fund ticker symbols. The ticker symbol for Class A shares of the Fund is CISAX. The ticker symbol for Class I shares of the Fund is CSIIX.

Pricing of Shares

The net asset value (“NAV”) of the shares of each Fund is determined at the close of trading (normally 4:00 p.m., Eastern time) on each day the NYSE is open for business. For a description of the methods used to determine the NAV, see “How Shares Are Priced” in the Prospectuses.

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Pricing Committee of the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

The Trust expects that the holidays upon which the NYSE will be closed are as follows: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day, along with other full and partial days as announced/designated by the NYSE.

Additional Information - Purchase of Shares

Orders for shares received by a Fund in good order prior to the close of business on the NYSE on each day during such periods that the NYSE is open for trading are priced at NAV per share or offering price (NAV plus a sales charge, if applicable) computed as of the close of the regular session of trading on the NYSE. Orders received in good order after the close of the NYSE, or on a day it is not open for trading, are priced at the close of such NYSE on the next day on which it is open for trading at the next determined NAV or offering price per share.

Whether a sales charge waiver is available for your account, including a retirement plan or charitable account, depends upon the policies and procedures of your intermediary. Financial intermediaries may offer Fund shares subject to variations in or elimination of the Fund sales charges (“variations”), provided such variations are described in the Funds’ Prospectuses. All variations described in Appendix A “Financial Intermediary Sales Charge Variations” to the Funds’ Prospectuses are applied by the identified financial intermediary. Sales charge variations may apply to purchases, sales, exchanges and reinvestments of Fund shares and a shareholder transacting in Fund shares through the financial intermediary identified on Appendix A to the Funds’ Prospectuses should read the terms and conditions of Appendix A carefully. A variation that is specific to the financial intermediary is not applicable to shares held directly with the Funds or through another intermediary. Please consult the financial intermediary with respect to any variations listed on Appendix A to the Funds’ Prospectuses.

Notice to Texas Shareholders

Under section 72.1021(a) of the Texas Property Code, initial investors in a Fund who are Texas residents may designate a representative to receive notices of abandoned property in connection with Fund shares. Texas shareholders who wish to appoint a representative should notify the Trust’s Transfer Agent by writing to the address below to obtain a form for providing written notice to the Trust:

Copeland SMID Cap Dividend Growth Fund

Copeland Dividend Growth Fund or

Copeland International Small Cap Fund

c/o Ultimus Fund Solutions, LLC

Regular/Express Mail

P.O. Box 46707

Cincinnati, OH 45246

or overnight to

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Redemption of Shares

A Fund will redeem all or any portion of a shareholder’s shares in the Fund when requested in accordance with the procedures set forth in the “Redemptions” section of the Prospectuses. Under the 1940 Act, a shareholder’s right to redeem shares and to receive payment therefore may be suspended at times:

(a)	when the NYSE is closed, other than customary weekend and holiday closings;

(b)	when trading on that exchange is restricted for any reason;

(c)	when an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund to fairly determine the value of its net assets, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or

(d)	when the SEC by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

In case of suspension of the right of redemption, payment of a redemption request will be made based on the NAV next determined after the termination of the suspension.

The redemption price is the NAV next determined after notice is received by the Fund for redemption of its shares, minus the amount of any applicable contingent deferred sales charge or redemption fee. The proceeds received by the shareholder may be more or less than the shareholder’s cost of such shares, depending upon the NAV at the time of redemption and the difference should be treated by the shareholder as a capital gain or loss for federal and state income tax purposes.

Each Fund may purchase shares of Underlying Funds which charge a redemption fee to shareholders (such as a Fund) that redeem shares of the Underlying Fund within a certain period of time (such as one year). The fee is payable to the Underlying Fund. Accordingly, if a Fund were to invest in an Underlying Fund and incur a redemption fee as a result of redeeming shares in such Underlying Fund, the Fund would bear such redemption fee. A Fund will not, however, invest in shares of an Underlying Fund that is sold with a contingent deferred sales load.

Supporting documents in addition to those listed under “Redemptions” in the Prospectuses will be required from executors, administrators, Trustees, or if redemption is requested by someone other than the shareholder of record. Such documents include, but are not restricted to, stock powers, Trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waiver of tax required in some states when settling estates.

Unclaimed Share Accounts

Please be advised that abandoned or unclaimed property laws for certain states require financial organizations to transfer (escheat) unclaimed property (including Fund shares) to the state. Each state has its own definition of unclaimed property, and Fund shares could be considered “unclaimed property” due to account inactivity (e.g., no owner-generated activity for a certain period), returned mail (e.g., when mail sent to a shareholder is returned to the Funds’ transfer agent as undeliverable), or a combination of both. If your Fund shares are categorized as unclaimed, your financial advisor or the Funds’ transfer agent will follow the applicable state’s statutory requirements to contact you, but if unsuccessful, laws may require that the shares be escheated to the appropriate state. If this happens, you will have to contact the state to recover your property, which may involve time and expense. For more information on unclaimed property and how to maintain an active account, please contact your financial adviser or the Funds’ transfer agent.

Redemption Fee/Market Timing

Frequent trading into and out of a Fund can harm all Fund shareholders by disrupting the Fund’s investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Funds are designed for long-term investors and are not intended for market timing or other disruptive trading activities. Accordingly, the Trust’s Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. The Funds currently use several methods to reduce the risk of market timing. These methods include:

●	Committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Funds’ Market Timing Policy; and

●	Assessing a redemption fee for short-term trading within 30 days of purchase.

The redemption fee is intended to discourage short-term trading and is paid to the Funds to help offset any cost associated with such short-term trading. The Funds will monitor the assessment of redemption fees against your account. Based on the frequency of redemption fees assessed against your account, the Trust CCO may in her sole discretion determine that your trading activity is detrimental to a Fund as described in the Funds’ Market Timing Policy and direct the Trust’s Transfer Agent or Administrator to take one or more of the following actions:  issue a warning letter; suspend purchases and/or exchanges for 90 days; permanently block future purchases and/or exchanges; and/or close your account and any other accounts you have with the Trust.

Each Fund reserves the right to reject or restrict purchase or exchange requests for any reason, particularly when the shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither a Fund nor the adviser will be liable for any losses resulting from rejected purchase or exchange orders. The adviser may close the account of an investor who has violated these policies (and the investor’s financial adviser) and also bar an investor from opening new accounts with a Fund.

Financial intermediaries maintaining omnibus accounts with a Fund have agreed to provide shareholder transaction information to the Fund upon request. If the Trust CCO suspects there is market timing activity in the account, the Trust CCO will seek full cooperation from the financial intermediary maintaining the account to identify the underlying participant. At the request of the Trust CCO, the financial intermediary may take immediate action to stop any further short-term trading by such participants.

Despite the Funds’ efforts to detect and prevent abusive trading activity, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Funds will be able to identify all of those who may engage in abusive trading practices or limit their activities in every instance. In particular, it may be difficult to curtail such activity in certain omnibus accounts traded through intermediaries, despite the arrangements the Funds have entered into with the intermediaries to provide access to account level trading information.

TAX STATUS

The following summarizes certain additional U.S. federal income tax considerations generally affecting the Funds and their U.S. shareholders (i.e., beneficial owners of Fund shares that are “United States persons,” as such term is defined under the Code, but not partnerships investing in a Fund) that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in the Prospectuses are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectuses and this SAI are based on the Code and the U.S. Treasury regulations issued under it, court decisions, administrative interpretations, and other applicable authority as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the statements included herein, and any such changes or decisions may be retroactive.

Each Fund qualified during its last taxable year and intends to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the

Code (“regulated investment company”). As a regulated investment company, each Fund generally is exempt from U.S. federal income tax on its net investment income and realized capital gains that it distributes in a timely manner to its shareholders in the form of dividends. To qualify for treatment as a regulated investment company, each Fund must, among other things, meet three important tests described below.

First, each Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from interests in qualified publicly-traded partnerships.

Second, generally, at the close of each quarter of each taxable year, at least 50% of the value of each Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of any such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of any such issuer); and no more than 25% of the value of each Fund’s total assets may be invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities of (1) any one issuer (other than U.S. Government securities and securities of other regulated investment companies); (2) two or more issuers that the Fund controls and which are engaged in the same, similar, or related trades or businesses; or (3) one or more qualified publicly-traded partnerships.

Third, each Fund must timely distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year.

Each Fund intends to comply with these requirements. If a Fund were to fail to make sufficient distributions, it could be liable at the corporate level for corporate income tax and for excise tax in respect of the shortfall or if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. If for any taxable year a Fund were not to qualify as a regulated investment company, all its taxable federal income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, shareholders would recognize dividend income on distributions to the extent of that Fund’s current or accumulated earnings and profits, and corporate U.S. shareholders could be eligible for the dividends-received deduction.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each calendar year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions each calendar year to avoid liability for this excise tax, although there can be no assurance that they will be able to do so.

Each Fund may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable distributions, gross proceeds realized upon sale, redemption proceeds (if any) and any other payments payable to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so that they are not subject to backup withholding or that they are “exempt recipients.” The current backup withholding rate is a flat rate of 24%.

The tax principles applicable to transactions in financial instruments such as futures contracts and options that may be engaged in by the Funds, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain. Such transactions and investments may cause a Fund to recognize taxable income for U.S. federal income tax purposes prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which a Fund invests, the Fund may be subject to U.S. federal income tax at the corporate level on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

Although each Fund expects to continue to qualify as a “regulated investment company” and therefore generally relieved of all or substantially all U.S. federal income tax on its net investment income and realized capital gains that it distributes in a timely manner to its shareholders in the form of dividends, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Funds may be subject to tax under the tax laws of such states or localities.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller and Baker, LLP, located at 50 South 16th Street, Suite 2900, Philadelphia, PA 19102 serves as the Funds’ independent accountants providing services including (1) audit of annual financial statements, (2) reviewing the Fund’s tax returns, and (3) assistance in connection with SEC filings.

LEGAL COUNSEL

Vedder Price P.C., 1401 New York Avenue, Suite 500, Washington, DC 20005, serves as the Trust’s legal counsel.

FINANCIAL STATEMENTS

The audited financial statements, financial highlights and notes thereto for the Copeland SMID Cap Dividend Growth Fund, the Copeland Dividend Growth Fund and the Copeland International Small Cap Fund for the fiscal year ended November 30, 2025 (the “Annual Report”) which have been audited by Tait, Weller and Baker, LLP, whose report thereon also appears in the Annual Report. The Annual Report is incorporated by reference into this SAI. No other parts of the Annual Report are incorporated by reference herein. The Trust will provide the Annual Report without charge at written or telephone request.

APPENDIX A
PROXY VOTING GUIDELINES
Copeland Capital Management’s Proxy Voting Policies and Procedures

Rule 206(4)-6

Pursuant to Rule 206(4)-6 under the Advisers Act, it is a fraudulent, deceptive, or manipulative act, practice, or course of business within the meaning of Section 206(4) of the Advisers Act for an investment adviser to exercise proxy-voting authority with respect to client securities unless:

(a)	The adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that where the adviser is required to vote proxies, they do so in the best interest of clients. The policies should address how the adviser will address any material conflicts of interest that may arise between the adviser and its clients;

(b)	The adviser discloses to clients how they may obtain the information on how the adviser voted their proxies; and

(c)	The adviser has disclosed its proxy voting policies and procedures to clients and, upon request, has furnished a copy to clients.

Note: The rule applies to all SEC registered investment advisers who exercise proxy voting authority with respect to client securities.

Proxy Voting Authority

Advisory Accounts

Copeland’s investment advisory agreements and Form ADV Part 2 (disclosure document) shall state whether Copeland has been given the authority to vote proxies solicited by, or with respect to, the issuers of securities in its clients’ accounts. However, Copeland will not vote proxies for the following types of securities:

●	Unsupervised securities (e.g., securities unmanaged by adviser in clients account that arrived with the account and which the client wishes to retain, but are not held in our model);

●	Securities in transition (e.g., securities held in an account that are in the process of being sold so the account can be aligned with the model portfolio);

●	Model securities that have been sold if we held the securities on the Record Date, representing securities that are no longer in the model come the time of the proxy vote; or

●	Voting for foreign securities in countries that require “shareblocking.”

In addition, Copeland recognizes that there may be instances where it is in the best interests of clients for Copeland not to vote a proxy — for example, where the costs of voting (including operational, financial, or legal costs) outweigh the expected benefits to clients, or where voting would be inconsistent with the applicable investment strategy. In such cases, the Director of Operations will document the rationale for not voting.

Sub-Advisory Accounts

Copeland will handle proxy voting consistent with the proxy voting authority stated in the Sub-Advisory Master Agreement between Copeland and the Sponsor/Adviser or in the Sponsor’s client agreement.

Taft Hartley / Union Advisory Accounts

For these selected accounts, Copeland will vote proxies according to the interests recommended by the AFL-CIO Proxy Voting Guidelines.

In all cases, clients may expressly retain the right to vote proxies or take any action relating to specified securities held in their account provided they give timely, prior written notice to Copeland, releasing Copeland from any liability or responsibility with respect to the voting of proxies.

Proxy Voting Policy

Responsible Personnel

The Director of Operations shall be responsible for facilitating and administering the proxy voting process, including monitoring corporate actions for companies held in client and fund portfolios. Members of the investment management team are responsible for reviewing proxy proposals and providing voting recommendations, taking into account how each proposal might affect the financial and economic interests of Copeland’s clients. The investment management team shall be responsible for general oversight of the Proxy Voting Policy. Votes shall be executed in a timely manner and shall reflect the most favorable short- and long-term economic interests of Copeland’s clients.

Copeland utilizes a third-party proxy voting administrator to perform administrative functions on behalf of Copeland, such as tracking, recordkeeping, and reporting proxy votes. Copeland also receives proxy voting recommendations from Institutional Shareholder Services (ISS) but it does not solely rely on ISS recommendations. The investment management team independently reviews all third-party recommendations and exercises its own judgment to ensure that all votes are consistent with Copeland’s fiduciary duty and the financial interests of its clients. Copeland also utilizes Glass Lewis for proxy vote recommendations as directed by Taft Hartley accounts.

Copeland maintains proxy vote records and proxy materials, including the proxy voting ballot issues and votes cast. Copeland will also maintain various proxy voting reports, as requested, including reports that indicate the number of shares and votes taken for all applicable proxy votes cast.

Copeland’s proxy voting records are publicly available on its website and are available to clients upon request, free of charge.

Factors Considered

The investment management team shall give close attention to proposals affecting the value or future value of Copeland’s clients’ investments and shall be responsible for reviewing all proxy statements to determine which proposals are controversial, which are deemed in the best interests of Copeland’s clients, and which are not. The investment management team shall provide vote recommendations (vote “in favor” or “against”) to the Director of Operations for execution.

The Director of Operations will handle all administrative functions associated with the facilitation and execution of client proxy votes. As a general matter, Copeland will vote in favor of proxy proposals that enhance the independence of board membership, improve management accountability and corporate governance, further align management interests with shareholder interests, and increase transparency. When considering environmental, social, or governance (ESG)-related proposals, Copeland will evaluate such proposals solely on the basis of their material financial impact on the value of clients’ investments and their long-term economic interests. Copeland will not support or oppose ESG-related shareholder proposals based on non-pecuniary factors or political considerations. Copeland will also generally oppose an executive compensation proposal if the investment management team believes the compensation does not reflect the economic and financial circumstances of the company (i.e., at times of layoff, wage freezes, etc.).

Copeland’s general policy is to vote proxy proposals in a manner that serves the best financial interests of its clients, taking into account relevant factors, including but not limited to:

a. The impact on the value of the returns of managed clients or funds;

b. The costs associated with the proxy;

c. Impact on redemption or withdrawal rights;

d. Restrictions that may be applicable under ERISA;

e. The continued or increased availability of portfolio information; and

f. Industry and business practices.

Proxy Voting Guidelines

Copeland has adopted the following general Proxy Voting Guidelines with respect to voting proxies. Copeland may, from time to time, determine that it is in the best interests of clients to depart from such guidelines. The rationale for any such departure will be documented in writing by the assigned portfolio manager and provided to the CCO.

Management Proposals

●	When voting on ballot items that are fairly common management sponsored initiatives certain items are generally, although not always, voted affirmatively.

“Normal” elections of directors;

Approval of auditors/CPA;

Directors’ liability and indemnification;

General updating/corrective amendments to charter;

Elimination of cumulative voting; and

Elimination of preemptive rights.

●	When voting on ballot items that have a potential substantive financial or best interest impact, certain items are generally, although not always, voted affirmatively:

Capitalization changes that eliminate other classes of stock and voting rights;

Changes in capitalization authorization for stock splits, stock dividends, and other specified needs;

Stock purchase plans with an exercise price of not less than 85 percent FMV;

Stock option plans that are incentive based and not excessive;

Reductions in supermajority vote requirements;

Adoption of anti-greenmail provisions.

●	When voting on ballot items that have a potential substantive financial or best interest impact, certain items are generally not voted in support of the proposed management sponsored initiative:

Capitalization changes that add classes of stock that are blank check in nature or that dilute the voting interest of existing shareholders;

Changes in capitalization authorization where management does not offer an appropriate rationale or that are contrary to the best interest of existing shareholders;

Anti-takeover and related provisions which serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers;

Amendments to bylaws that would require super-majority shareholder votes to pass or repeal certain provisions;

Classified or single-slate boards of directors;

Shareholder rights plans that allow appropriate offers to shareholders to be blocked by the board or trigger provisions which prevent legitimate offers from proceeding;

Excessive compensation or non-salary compensation related proposals, always company specific and considered case-by-case;

Change-in-control provisions in non-salary compensation plans, employment contracts and severance agreements that benefit management and would be costly to shareholders if triggered;

Amending articles to relax quorum requirements for special resolutions;

Re-election of director(s) directly responsible for a company’s fraudulent or criminal act;

Adoption of option plans/grants to directors or employees of related companies;

Lengthening internal auditors’ term in office to four years.

Shareholder Proposals

Shareholder proposals are examined closely for their relationship to the best interest of shareholders and economic impact, taking into consideration additional restrictions that may be applicable under ERISA.

●	When voting shareholder proposals, the following initiatives are generally supported:

Auditors should attend the annual meeting of shareholders;

Election of the board on an annual basis;

Equal access to proxy process;

Submit shareholder rights plan poison pill to vote or redeem;

Undo various anti-takeover related provisions;

Reduction or elimination of super-majority vote requirements;

Anti-greenmail provisions;

Submit audit firm ratification to shareholder votes;

Audit firm rotations every five or more years;

Requirement to expense stock options;

Establishment of holding periods limiting executive stock sales;

Require two-thirds of board to be independent;

Separation of chairman and chief executive posts.

●	When voting shareholder proposals, the following initiatives are generally not supported:

Requiring directors to own large amounts of stock before being eligible to be elected;

Restoring cumulative voting in the election of directors;

Reports which are costly to provide or which would require duplicative efforts or expenditures which are of a non-business nature or would provide no pertinent information from the perspective of ERISA shareholders;

Restrictions related to social, political, or special-interest issues which impact the ability of the company to do business or compete and which have a significant financial or best-interest impact; and

Restrictions banning future stock option grants to executives except in extreme cases.

●	Additional shareholder proposals requiring case-by-case analysis:

Prohibition or restriction of auditors from engaging in non-audit services;

Requirements that stock options be performance-based;

Submission of extraordinary pension benefits for senior executives under a company’s SERP for shareholder approval;

Shareholder access to nominate board members; and

Requiring offshore companies to reincorporate into the United States.

Conflicts of Interest

a) Firm Conflicts

Copeland is committed to the highest standards of business conduct. Accordingly, the CCO regularly monitors the firm’s proxy voting process for material conflicts of interest that may arise at both the firm-level and employee-level. For Copeland to identify actual or potential conflicts of interest, the CCO maintains a conflicts of interest inventory. Such inventory may include, but is not limited to, the following:

●	Copeland Business Relationships - Copeland may manage a pension plan of a company whose management is soliciting proxies.

●	Copeland Material Relationships - Copeland may have a valuable business relationship with a proponent of a proxy proposal that may affect how the firm casts votes on clients’ securities (i.e., Copeland may manage money for an employee group; or Copeland may have a third-party vendor relationship with a company whose securities are recommended or held by clients).

It is not anticipated that material conflicts of interest will routinely impact Copeland’s proxy voting process. However, should a material conflict of interest arise, the CCO will promptly notify the Director of Operations, the investment management team, and/or third-party proxy voting administrator of all identified conflicts before proxy voting takes place.

Copeland has adopted and adheres to its Proxy Voting Guidelines, in which most votes are made based on pre-established parameters rather than their application to any particular company; thereby reducing the effect of any potential conflict of interest. However, where a proxy proposal raises a material conflict of interest between Copeland’s interests and the interest of any client(s), Copeland will resolve such conflict according to the following:

a.	If the proposal is addressed by Copeland’s Proxy Voting Guidelines, Copeland will vote in accordance with such policies; or

b.	If Copeland believes it is in the best interests of clients to depart from its policy guidelines:

●	Copeland will vote such proxy as it determines is in the best interest of the relevant client(s) and memorialize the rationale for such vote; or

●	Copeland will vote in a way that may also benefit Copeland’s own interest and memorialize the rationale, provided that Copeland:

Delegates the voting decision for such proxy proposal to an independent third party;

Delegates the voting decision to an independent committee of representatives of the relevant client(s), as applicable; or

Informs the client(s) of the conflict of interest and obtains majority consent to vote the proxy as recommended by Copeland.

b) Employee Conflicts

Copeland regularly monitors the firm’s proxy voting process for material conflicts of interest that may arise at the employee-level. Accordingly, all Directors, Officers, and Copeland employees are responsible for notifying the CCO of any personal or business relationships with any executive director or officer of a company whose securities are (or may be) recommended to the firm’s clients. In addition, all employees must annually complete an Outside Business Activity form disclosing all activities for which an employee “receives” any form of compensation from outside business activities (i.e., directorships), or for which an employee “makes payments to” any outside third parties.

c) Third-Party Vendor Conflicts

Copeland utilizes a third-party proxy voting administrator to perform administrative functions on behalf of Copeland, such as tracking, recordkeeping, and reporting proxy votes. Copeland also receives proxy voting recommendations from Institutional Shareholder Services (ISS) but it does not solely rely on ISS recommendations. The investment management team independently reviews all third-party recommendations and exercises its own judgment to ensure that all votes are consistent with Copeland’s fiduciary duty and the financial interests of its clients. Copeland also utilizes Glass Lewis for proxy vote recommendations as directed by Taft Hartley accounts. During the firm’s relationship with any proxy voting administrator, the CCO regularly monitors for potential conflicts of interest that may arise at the third-party vendor or between Copeland and the third-party vendor.

In any instance where a potential material conflict of interest may arise, Copeland will vote in accordance with the best interests of its clients and will promptly disclose the conflict to all clients in writing, including the details of the proxy vote and how the issue was voted. Monitoring measures may include, but are not limited to, the following:

(i)	Proxy vendor to update the firm of relevant business changes (i.e., the proxy firm’s staffing capacity; or competency to provide proxy voting advice);

(ii)	Proxy vendor to provide the firm with its conflicts of interest policies and procedures;

(iii)	Proxy vendor to disclose any business relationship(s) or material interest(s) with any security holder proponent(s) that are subject of voting recommendations to Copeland; or

(iv)	Proxy vendor to forward all vendor-sponsored surveys directly to the CCO (i.e., Copeland may participate in proxy vendor surveys that rank advisers based on their adherence to the proxy vendor’s recommendations on certain votes).

Oversight of Third-Party Proxy Vendor(s)

Copeland utilizes a third-party proxy voting administrator to perform administrative functions on behalf of Copeland, such as tracking, recordkeeping, and reporting proxy votes. Copeland also receives proxy voting recommendations from Institutional Shareholder Services (ISS) but it does not solely rely on ISS recommendations. The investment management team independently reviews all third-party recommendations and exercises its own judgment to ensure that all votes are consistent with Copeland’s fiduciary duty and the financial interests of its clients. Copeland also utilizes Glass Lewis for proxy vote recommendations as directed by Taft Hartley accounts.

Accordingly, Copeland regularly conducts due diligence of such third-party vendor(s) at least annually to ensure that the third party continues to fulfill its contracted proxy voting duties on behalf of Copeland. Copeland may review, among other things:

a)	the adequacy and quality of the proxy vendor’s policies and procedures, including the quality of the services provided by the proxy vendor;

b)	actual or potential conflicts of interest are fully identified and addressed relating to the proxy vendor’s voting recommendations (to the extent applicable);

c)	the proxy vendor’s ability to fulfill its contractual responsibilities, including any changes to the third party’s business and conflicts policies arising over time; or

d)	a sample of proxy votes to ensure they comply with Copeland’s proxy voting policies and procedures.

In addition, the CCO may conduct due diligence by utilizing questionnaires, performing annual compliance testing, or attending on-site vendor visits. The CCO may also request the proxy vendor’s policies and procedures for the following areas when assessing the vendor’s performance: Record Keeping and Retention; Protection of Records and Confidential Information - Privacy and Cybersecurity Measures; Misuse of Non-Public Confidential Information - Code of Ethics and Employee Trading Policies and Procedures; Disaster Recovery & Business Continuity; and Conflicts of Interest.

Disclosure

Rule 206(4)-6 of the Advisers Act requires advisers with proxy voting authority to make the following disclosures to clients:

1.	Whether the investment adviser votes proxies for clients;

2.	The proxy voting policies, practices, and procedures of the investment adviser;

3.	Whether a client can direct a vote in a proxy solicitation;

4.	How clients can obtain information on the voting of their proxies; and

5.	A clear and prominent disclosure that a copy of proxy policies is available upon request.

Copeland’s proxy voting policies and records are publicly disclosed on Copeland’s website and are available to clients free of charge upon written request.

Record Keeping

Rule 204-2(c)(2) of the Advisers Act requires investment advisers to keep and retain the following books and records:

1.	Proxy voting policies and procedures (Maintained by Copeland and/or outsourced provider);

2.	A copy of each proxy statement that Copeland receives regarding client securities (Copeland retains a copy of each proxy statement that it receives regarding client securities or Copeland may obtain a copy of a proxy statement from the SEC’s EDGAR system);

3.	A record of each vote cast by Copeland or its proxy voting administrator on behalf of a client, including the number of shares voted and how those shares were voted;

4.	A copy of any document created by Copeland that was material to making a voting decision or that memorializes the basis for any such decision (maintained by Copeland, as needed); and

5.	A copy of each written client request for information on how Copeland voted proxies on behalf of the client, and a copy of any written response by Copeland to any (written or oral) client request for information (maintained by Copeland).

Proxy Voting for Funds for which Copeland Acts as Investment Adviser

Copeland will comply with the rules established by the SEC pursuant to the 1940 Act, and all fund guidelines set forth in the compliance manual of the fund when handling proxy voting for any funds for which Copeland acts as investment adviser. Generally, the responsibility for overseeing proxy voting policies and decisions lies with the Board of Directors/Trustees for each fund, but the Board may delegate this responsibility to Copeland as the most knowledgeable party to make proxy decisions. In exercising proxy voting rights with regard to companies in any fund’s portfolio, Copeland’s goals are to maximize the value of the fund’s investments, promote accountability of a company’s management and board of directors to its shareholders, to align the interests of management and shareholders, and to increase the transparency of a company’s business and operations.

Generally, the following policies will apply to shares owned by a fund for which Copeland acts as investment adviser. Under Section 12(d)(1) of the 1940 Act, as amended, a fund may only invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the outstanding voting stock of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by a fund if (i) immediately after the purchase or acquisition of not more than 3% of the total outstanding stock of such registered investment company is owned by the fund and all affiliated persons of the fund; and (ii) the fund is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1.5%. Therefore, Copeland must comply with the following voting restrictions unless it is determined that the fund is not relying on Section 12(d)(1)(F): when the fund exercises voting rights by proxy or otherwise with respect to any investment company owned by the fund, the fund will either (i) seek instruction from the fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or (ii) vote the shares held by the fund in the same proportion as the vote of all other holders of such security.

Conflicts of Interest Between Copeland and the Fund

In any situation where Copeland is asked to cast a proxy vote that may present a conflict between a fund’s shareholders and those of Copeland, Copeland will abstain from voting and will forward all proxy voting materials to the Board of Trustees of the fund for a voting decision. Copeland shall make a written recommendation of the voting decision to the Board of Trustees, including an explanation of the conflict of interest, the reasons for its recommendation, and an explanation of why the recommendation is consistent with Copeland’s proxy voting policies.

Record Keeping (Mutual Fund Accounts)

Copeland will maintain the following records for each fund for whom it acts as investment adviser:

1.	Proxy voting policies and procedures;

2.	A copy of each proxy statement;

3.	A record of each vote cast by Copeland; including the number of shares voted and how those shares were voted on each matter;

4.	A copy of any document created by Copeland that was material to making a voting decision on how to vote proxies on behalf of the fund; and

5.	Copies of all Form N-PX filings filed on behalf of the fund.

Form N-PX / Annual Report of Proxy Voting Record

Copeland will work with the fund administrator to file Form N-PX (and any other required filings and reports) with the SEC regarding the fund’s proxy voting record. Form N-PX requires enhanced disclosures, including the reporting of votes on executive compensation matters (“say-on-pay”), “say-on-frequency” votes, and golden parachute compensation votes in connection with mergers or acquisitions. For each security reported, Copeland will disclose: (1) the name of the issuer; (2) issuer CUSIP or ISIN number; (3) the shareholder meeting date; (4) a description and categorization of each matter voted on, using the same language as presented on the issuer’s proxy card; (5) the number of shares voted; (6) how the shares were voted (for, against, or abstain); and (7) whether any shares were loaned out and not recalled for voting. Form N-PX reports will be filed in XML structured data format and the annual filing deadline is August 31 of each year for the most recent 12-month period ended June 30. Copeland’s proxy voting records as reported on Form N-PX are publicly available on Copeland’s website and upon request, free of charge.

PART C

OTHER INFORMATION

Item 28. Financial Statements and Exhibits.

(a)	Agreement and Declaration of Trust. Registrant's Agreement and Declaration of Trust is incorporated by reference to Registrant’s Registration Statement filed October 7, 2010.

(i)	Amended Schedule A to Agreement and Declaration of Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to its Registration Statement filed on December 31, 2012.

(b) By-Laws. Registrant's By-Laws are incorporated by reference to Registrant’s Registration Statement filed October 7, 2010.

(c) Instruments Defining Rights of Security Holder. None other than in the Declaration of Trust and By-

Laws of the Registrant.

(d) Investment Advisory Contracts.

(i)	Management Agreement is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed on December 20, 2010.

(a)	Amended Exhibit A to Management Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to its Registration Statement filed on December 7, 2012.
(b)	Amended Exhibit A to Management Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 20 to its Registration Statement filed on December 14, 2015.
(c)	Amended Exhibit A to Management Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 27 to its Registration Statement filed on February 24, 2017.
(d)	Amendment to Management Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 29 to its Registration Statement filed on March 29, 2017.
(e)	Amendment to Management Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 43 to its Registration Statement filed on January 29, 2021.
(f)	Amendment to Management Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 47 to its Registration Statement filed on December 23, 2021.

(ii)	Amended Expense Limitation Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to its Registration Statement filed on December 7, 2012.

(a)	Amended Expense Limitation Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 20 to its Registration Statement filed on December 14, 2015.
(b)	Amended Expense Limitation Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 27 to its Registration Statement filed on February 24, 2017.
(c)	Amended Expense Limitation Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 37 to its Registration Statement filed on March 21, 2019.
(d)	Amended Expense Limitation Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 43 to its Registration Statement filed on January 29, 2021.

(e)	Amended Expense Limitation Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No.47 to its Registration Statement filed on December 23, 2021.

(e) Underwriting Contracts. Underwriting Agreement with Northern Lights Distributors, LLC is incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to its Registration Statement filed on

December 31, 2012.

(i)	Underwriting Agreement with Amended Schedule A with Northern Lights Distributors, LLC is incorporated by reference to Registrant’s Post-Effective Amendment No.47 to its Registration Statement filed on December 23, 2021.
(ii)	Underwriting Agreement with Northern Lights Distributors, LLC is filed herewith.

(f) Bonus or Profit Sharing Contracts. None.

(g) Custodial Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 20 to its Registration Statement filed on December 14, 2015.

(i)	Amended Schedule B to the Custody Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 27 to its Registration Statement filed on February 24, 2017.
(ii)	Amended Schedule B to the Custody Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No.47 to its Registration Statement filed on December 23, 2021.

(h) Other Material Contracts.

(i)	Fund Services Agreement with Amended Appendix IV with Ultimus Fund Solutions, LLC is incorporated by reference to Registrant’s Post-Effective Amendment No.47 to its Registration Statement filed on December 23, 2021.

Amended Appendix IV to the Fund Services Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to its Registration Statement filed on December 7, 2012. Second Amendment to the Fund Services Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 15 to its Registration Statement filed on March 24, 2014. Third Amendment to the Fund Services Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to its Registration Statement filed on March 30, 2015. Fourth Amendment to the Fund Services Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 20 to its Registration Statement filed on December 14, 2015. Fifth Amendment to the Fund Services Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 27 to its Registration Statement filed on February 24, 2017. Sixth Amendment to the Fund Services Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 35 to its Registration Statement filed on January 28, 2019. Seventh Amendment to the Fund Services is incorporated by reference to Registrant’s Post-Effective Amendment No. 41 to its Registration Statement filed on March 26, 2020. Eighth Amendment to the Fund Services Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 41 to its Registration Statement filed on March 26, 2020. Amendment to Fund Services Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 51 to its Registration Statement filed on January 29, 2025.

(ii) Class I Non-12b-1 Shareholder Service Plan and Form of Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No.47 to its Registration Statement filed on December 23, 2021.

(a)	Amendment to the Class I Non-12b-1 Shareholder Service Plan and Form of Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 27 to its Registration Statement filed on February 24, 2017.
(b)	Amended Class I Non-12b-1 Shareholder Service Plan and Form of Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No.47 to its Registration Statement filed on December 23, 2021.

(i) Legal Opinion.

(i)	Legal Opinion and Consent Vedder Price P.C. is incorporated by reference to Registrant’s Post-Effective Amendment No. 52 to its Registration Statement filed on March 31, 2025.

(j) Other Opinions. Consent of Independent Registered Public Accounting Firm is filed herewith.

(k) Omitted Financial Statements. None.

(l) Initial Capital Agreements.

(i)	Subscription Agreement between the Trust and the Initial Investor in the Copeland Risk Managed Dividend Growth Fund is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed on December 20, 2010.

(ii)	Form of Purchase Agreement between the Trust and the Initial Shareholder in the Copeland International Risk Managed Dividend Growth Fund is incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to its Registration Statement filed on December 7, 2012.

(iii)	Purchase Agreement between the Trust and the Initial Shareholder in the Copeland SMID Cap Dividend Growth Fund is incorporated by reference to Registrant’s Post-Effective Amendment No. 29 to its Registration Statement filed on March 29, 2017.

(iv)	Form of Purchase Agreement between the Trust and the Initial Shareholder in the Copeland International Small Cap Fund is incorporated by reference to Registrant’s Post-Effective Amendment No.47 to its Registration Statement filed on December 23, 2021.

(m) Rule 12b-1 Plans.

(i)	Amended Class A Plan of Distribution Pursuant to Rule 12b-1 is incorporated by reference to Registrant’s Post-Effective Amendment No. 35 to its Registration Statement filed on January 28, 2019.
(a)	Amended Class A Plan of Distribution Pursuant to Rule 12b-1 is incorporated by reference to Registrant’s Post-Effective Amendment No.47 to its Registration Statement filed on December 23, 2021.

(ii)	Amended Class C Plan of Distribution Pursuant to Rule 12b-1 is incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to its Registration Statement filed on December 7, 2012.

(n) Amended Rule 18f-3 Plan is incorporated by reference to Registrant’s Post-Effective Amendment No. 35 to its Registration Statement filed on January 28, 2019.

(i) Amended Rule 18f-3 Plan is incorporated by reference to Registrant’s Post-Effective Amendment No.47 to its Registration Statement filed on December 23, 2021.

(o) Reserved.

(p) Code of Ethics.

(i)	Code of Ethics for Copeland Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed on December 20, 2010.

(a)	Amended Code of Ethics for Copeland Trust is incorporated by reference to Registrant’s Post-Effective Amendment No.31 filed on March 29, 2018.

(ii)	Code of Ethics for Copeland Capital Management, LLC is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed on December 20, 2010.

(a)	Amended Code of Ethics for Copeland Capital Management, LLC is incorporated by reference to Registrant’s Post-Effective Amendment No. 31 filed on March 29, 2018.
(b)	Amended Code of Ethics for Copeland Capital Management, LLC is filed herewith.

(iii)	Code of Ethics for principal underwriter is incorporated by reference to Registrant’s Post-Effective Amendment No. 41 to its Registration Statement filed on March 26, 2020.

(q) Powers of Attorney.

(i)	Power of Attorney for the Trust, and a certificate with respect thereto, and each trustee and executive officer, are incorporated by reference to Registrant’s Pre-Effective Amendment No. 26 filed on December 13, 2016.

(ii)	Power of Attorney for the Trust, and a certificate with respect thereto, for Steven J. Adams is are incorporated by reference to Registrant’s Post-Effective Amendment No. 22 filed on January 28, 2016.

Item 29. Control Persons. None.

Item 30. Indemnification.

Reference is made to Article VIII of the Registrant's Agreement and Declaration of Trust which is included. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 31. Activities of Investment Adviser.

Copeland Capital Management, LLC, 161 Washington Street, Suite 1325, Conshohocken, PA 19428 is a registered investment adviser. Additional information about the Adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the Adviser’s Form ADV, file number 801-68586.

Item 32. Principal Underwriter.

(a) Northern Lights Distributors, LLC (“NLD”), is the principal underwriter for the Copeland Trust, also acts as principal underwriter for the following:

Atlas U.S. Tactical Income Fund, Boyar Value Fund Inc., Capitol Series Trust, Copeland Trust, DGI Investment Trust, Grandeur Peak Global Trust, Humankind Benefit Corporation, Miller Investment Trust, Mutual Fund and Variable Insurance Trust, Mutual Fund Series Trust, North Country Funds, Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust III, Northern Lights Fund Trust IV, Northern Lights Variable Trust, OCM Mutual Fund, CIM Real Assets & Credit Fund, Princeton Everest Fund, The Saratoga Advantage Trust, Segall Bryant & Hamill Trust, Texas Capital Funds Trust, THOR Financial Technologies Trust, Tributary Funds, Inc., Two Roads Shared Trust, Ultimus Manager’s Trust, Unified Series Trust, Valued Advisers Trust, Zacks Trust.

(b) NLD is registered with Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. The principal business address of NLD is 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474. NLD is an affiliate of Ultimus Fund Services, LLC. To the best of Registrant’s knowledge, the following are the members and officers of NLD:

Name	Positions and Offices with Underwriter	Positions and Offices with the Fund
Kevin Guerette	President	None
Stephen Preston	Chief Compliance Officer and AML Compliance Officer	None
Greg Evans	Financial Operations Principal Officer	None
William J. Strait	Secretary and General Counsel	None
Melvin Van Cleave	Chief Information Securities Officer	None

(c) Not applicable.

Item 33. Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant, the Transfer Agent and Custodian. The address of the Transfer Agent is 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022. The address of the Custodian is 50 S. LaSalle St., Chicago, IL 60603.

Item 34. Management Services. Not applicable.

Item 35. Undertakings. None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”) and the Investment Company Act of 1940, as amended the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this post-effective amendment No. 53 to the Registrant’s Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Conshohocken, State of Pennsylvania, on the 27th day of March 2026.

Copeland Trust

By: /s/ Sofia Rosala

Sofia A. Rosala

Secretary

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities and on the 27th day of March, 2026.

Name	Title
Stephen M. Wynne*	Trustee
Bruce M. Aronow*	Trustee
Thomas A. Leonard*	Trustee
Eric C. Brown*	Trustee and President
Mark W. Giovanniello*	Principal Executive Officer
Steven J. Adams*	Vice-President, Treasurer and Principal Financial Officer

Date: March 27, 2026

*By: /s/ Sofia Rosala

Sofia A. Rosala

Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Exhibit
28(e)(ii)	Underwriting Agreement with Northern Lights Distributors, LLC
28(j)	Consent of Independent Registered Public Accounting Firm
28(p)(ii)(b)	Code of Ethics for Copeland Capital Management, LLC